UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2017
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

Semi-Annual Report        June 30, 2017

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       First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)
       First Trust Europe AlphaDEX(R) Fund (FEP)
       First Trust Latin America AlphaDEX(R) Fund (FLN)
       First Trust Brazil AlphaDEX(R) Fund (FBZ)
       First Trust China AlphaDEX(R) Fund (FCA)
       First Trust Japan AlphaDEX(R) Fund (FJP)
       First Trust South Korea AlphaDEX(R) Fund (FKO)
       First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)
       First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
       First Trust Germany AlphaDEX(R) Fund (FGM)
       First Trust Canada AlphaDEX(R) Fund (FCAN)
       First Trust Australia AlphaDEX(R) Fund (FAUS)
       First Trust United Kingdom AlphaDEX(R) Fund (FKU)
       First Trust Taiwan AlphaDEX(R) Fund (FTW)
       First Trust Hong Kong AlphaDEX(R) Fund (FHK)
       First Trust Switzerland AlphaDEX(R) Fund (FSZ)
       First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)
       First Trust Eurozone AlphaDEX(R) ETF (FEUZ)



                                  ALPHADEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
    First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)................   4
    First Trust Europe AlphaDEX(R) Fund (FEP)...............................   6
    First Trust Latin America AlphaDEX(R) Fund (FLN)........................   8
    First Trust Brazil AlphaDEX(R) Fund (FBZ)...............................  10
    First Trust China AlphaDEX(R) Fund (FCA)................................  12
    First Trust Japan AlphaDEX(R) Fund (FJP)................................  14
    First Trust South Korea AlphaDEX(R) Fund (FKO)..........................  16
    First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)..............  18
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM).....................  20
    First Trust Germany AlphaDEX(R) Fund (FGM)..............................  22
    First Trust Canada AlphaDEX(R) Fund (FCAN)..............................  24
    First Trust Australia AlphaDEX(R) Fund (FAUS)...........................  26
    First Trust United Kingdom AlphaDEX(R) Fund (FKU).......................  28
    First Trust Taiwan AlphaDEX(R) Fund (FTW)...............................  30
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................  32
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)..........................  34
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS)...  36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)..........  38
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ).............................  40
Notes to Fund Performance Overview..........................................  42
Understanding Your Fund Expenses............................................  43
Portfolio of Investments
    First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)................  45
    First Trust Europe AlphaDEX(R) Fund (FEP)...............................  47
    First Trust Latin America AlphaDEX(R) Fund (FLN)........................  51
    First Trust Brazil AlphaDEX(R) Fund (FBZ)...............................  53
    First Trust China AlphaDEX(R) Fund (FCA)................................  55
    First Trust Japan AlphaDEX(R) Fund (FJP)................................  58
    First Trust South Korea AlphaDEX(R) Fund (FKO)..........................  61
    First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)..............  63
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM).....................  69
    First Trust Germany AlphaDEX(R) Fund (FGM)..............................  73
    First Trust Canada AlphaDEX(R) Fund (FCAN)..............................  75
    First Trust Australia AlphaDEX(R) Fund (FAUS)...........................  77
    First Trust United Kingdom AlphaDEX(R) Fund (FKU).......................  79
    First Trust Taiwan AlphaDEX(R) Fund (FTW)...............................  81
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................  83
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)..........................  85
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS)...  87
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)..........  93
    First Trust Eurozone AlphaDEX(R) ETF (FEUZ).............................  98
Statements of Assets and Liabilities........................................ 102
Statements of Operations.................................................... 106
Statements of Changes in Net Assets......................................... 110
Financial Highlights........................................................ 118
Notes to Financial Statements............................................... 136
Additional Information...................................................... 146

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2017

Dear Shareholders:

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information and the financial statements for your investment in the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"). We encourage you to read this report and discuss it with your financial advisor.

Six months into the year, the bull market in stocks continues. President Donald Trump's pro-growth, pro-U.S. policies, while slow in coming, have at least created some optimism about the prospects for the U.S. economy, in our opinion. From Donald Trump's election on November 8, 2016 through June 30, 2017, the S&P 500(R) Index (the "Index") posted a total return of 14.79%, according to Bloomberg. The Index closed its June 19, 2017 trading session at an all-time high of 2,453.46.

The current bull market (measuring from March 9, 2009 through June 30, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also well aware that no one can predict the future or know how an administration will affect markets and the economy in the future. Therefore, we stress the importance of maintaining a long-term perspective, as we have done since First Trust's inception over 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the Trust. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY/INVESTING

In its latest release, the International Monetary Fund ("IMF") forecast global growth rate estimates of 3.5% for 2017 and 3.6% for 2018, up from 3.2% growth in 2016. With respect to the U.S., it sees GDP growth rising by an estimated 2.1% in both 2017 and 2018, up from 1.6% growth in 2016. As has been the case for many years, emerging market and developing economies are expected to grow at a faster pace than developed nations. The IMF puts their growth rate targets at 4.6% for 2017 and 4.8% for 2018, up from 4.3% growth in 2016.

The U.S. economy appears to be on solid footing, as evidenced by the four quarter-point federal funds rate hikes initiated by the Federal Reserve beginning in December 2015, the ongoing growth in the labor force, and improving corporate earnings, in our opinion. U.S. CEOs are feeling more optimistic about the climate for doing business. The Business Roundtable's CEO Economic Outlook Index, a composite of CEO projections for sales and plans for capital spending and hiring over the next six months, stood at its highest reading in three years in the second quarter of 2017, according to its own release.

The total value of global mergers and acquisition deals increased by 8.4%, to $1.49 trillion, in the first six months of 2017 (compared to the same period a year ago), though the rise was driven by a number of mega-deals, according to Chief Executive. Data from Mergermarket showed that 8,052 deals were announced in the six-month period ended June 30, 2017, down 12.2% from the 9,169 deals struck over the same period in 2016. One of the reasons cited for the drop in the number of deals is that many CEOs, particularly in the U.S., are waiting to see if the major policy initiatives (tax cuts, regulatory reform and infrastructure spending) of the Trump administration are likely to come to fruition.

The number of global initial public offerings launched in the first six months of 2017 totaled 170, up significantly from the 106 brought to market in the first half of 2016, according to data from Renaissance Capital. Companies raised $63.5 billion in the first half of 2017, up significantly from the $36.4 billion raised in the first half of 2016.

The world's 500 largest companies generated $27.7 trillion in revenues and $1.5 trillion in profits in 2016, according to Fortune. The companies that comprise this year's Fortune Global 500 (released midyear) employ 67 million people spanning 34 countries. The U.S. had 132 companies on the list, down two from a year ago, but still the most of any country. China had the next highest total at 109, up from 103 a year ago.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds and other exchange-traded products reached an all-time high of $4.17 trillion worldwide as of June 30, 2017, according to its own release. In the first six months of 2017, net inflows totaled an all-time high of $347.70 billion.

PERFORMANCE OF FOREIGN STOCKS AND BONDS

The U.S. dollar declined by 6.44% against a basket of major currencies in the first six months of 2017, as measured by the U.S. Dollar Index. With respect to U.S. investors, a weaker U.S. dollar can positively impact returns on foreign securities.

The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 5.82% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt rose 4.41% (USD). The MSCI Emerging Markets Index of stocks posted a total return of 18.43% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of 12.82% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the "Nasdaq") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

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PERFORMANCE
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                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                              21.21%        20.27%         9.47%         3.97%        57.21%         27.32%
Market Price                                     20.66%        21.34%         9.48%         4.01%        57.25%         27.61%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Asia Pacific
   Ex-Japan Index(1)                             21.28%        22.06%          N/A           N/A           N/A            N/A
NASDAQ DM Asia Pacific Ex-Japan
   Index(1)                                      17.51%        21.68%          N/A           N/A           N/A            N/A
MSCI Pacific ex-Japan Index                      13.48%        19.43%         6.72%         3.23%        38.45%         21.81%
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(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for each of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

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                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                   25.5%
Consumer Discretionary                        12.9
Materials                                     12.3
Information Technology                        11.3
Industrials                                   10.7
Financials                                     8.1
Consumer Staples                               6.9
Energy                                         5.0
Utilities                                      3.3
Telecommunication Services                     3.0
Health Care                                    1.0
                                             ------
    Total                                    100.0%
                                             ======

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                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Nine Dragons Paper Holdings Ltd.               2.0%
NH Investment & Securities Co., Ltd.           1.8
Hankook Tire Co., Ltd.                         1.8
Hanwha Chemical Corp.                          1.8
E-MART, Inc.                                   1.8
BlueScope Steel Ltd.                           1.7
Kingboard Chemical Holdings Ltd.               1.7
Orient Overseas International Ltd.             1.7
LG Uplus Corp.                                 1.7
SK Hynix, Inc.                                 1.6
                                             ------
   Total                                      17.6%
                                             ======

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                        First Trust
                   Asia Pacific ex-Japan             MSCI Pacific
                     AlphaDEX(R) Fund               ex-Japan Index
4/18/11                   $10,000                       $10,000
6/30/11                    10,170                         9,772
12/31/11                    7,822                         8,314
6/30/12                     8,100                         8,798
12/31/12                    9,586                        10,357
6/30/13                     8,635                         9,875
12/31/13                    9,953                        10,926
6/30/14                    10,878                        11,735
12/31/14                   10,374                        10,875
6/30/15                    11,492                        10,938
12/31/15                   10,475                         9,954
6/30/16                    10,587                        10,200
12/31/16                   10,505                        10,734
6/30/17                    12,732                        12,181

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

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                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
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FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            94               70             11              1
1/1/13 - 12/31/13            93               77             18              0
1/1/14 - 12/31/14            98               36              0              0
1/1/15 - 12/31/15            71               40              4              0
1/1/16 - 12/31/16            73               34              4              0
1/1/17 - 6/30/17             52               31              3              0
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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
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FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            61               13              0              0
1/1/13 - 12/31/13            44               15              5              0
1/1/14 - 12/31/14            83               32              3              0
1/1/15 - 12/31/15            76               52              9              0
1/1/16 - 12/31/16            81               52              7              1
1/1/17 - 6/30/17             26               13              0              0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

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PERFORMANCE
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                                                                        AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                              6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                               6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                            19.44%        28.67%        12.29%         5.15%        78.52%         36.56%
Market Price                                   20.48%        29.22%        12.23%         5.22%        78.05%         37.12%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Europe Index(1)             18.93%        29.49%          N/A           N/A           N/A            N/A
NASDAQ DM Europe Index(1)                      15.67%        21.70%          N/A           N/A           N/A            N/A
MSCI Europe Index                              15.36%        21.11%         8.82%         4.52%        52.58%         31.52%
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(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

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                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        20.9%
Industrials                                   19.6
Financials                                    14.6
Materials                                     11.1
Real Estate                                    9.2
Information Technology                         5.7
Utilities                                      4.9
Health Care                                    4.8
Energy                                         4.1
Telecommunication Services                     2.6
Consumer Staples                               2.5
                                             ------
    Total                                    100.0%
                                             ======

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                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deutsche Lufthansa AG                          1.1%
easyJet PLC                                    1.1
Ipsen S.A.                                     1.1
NMC Health PLC                                 1.0
3i Group PLC                                   1.0
Eurazeo S.A.                                   0.9
L E Lundbergforetagen AB, Class B              0.9
Deutsche Wohnen AG                             0.9
Fastighets AB Balder, Class B                  0.9
Logitech International S.A.                    0.9
                                             ------
   Total                                       9.8%
                                             ======

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                     First Trust Europe               MSCI Europe
                      AlphaDEX(R) Fund                   Index
4/18/11                   $10,000                       $10,000
6/30/11                    10,265                        10,321
12/31/11                    7,547                         8,418
6/30/12                     7,650                         8,620
12/31/12                    9,206                        10,028
6/30/13                     9,672                        10,247
12/31/13                   12,091                        12,560
6/30/14                    12,802                        13,248
12/31/14                   11,016                        11,784
6/30/15                    11,724                        12,234
12/31/15                   11,295                        11,449
6/30/16                    10,615                        10,862
12/31/16                   11,436                        11,403
6/30/16                    13,656                        13,152

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

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                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
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FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            71              110             49              1
1/1/13 - 12/31/13            70              152             22              1
1/1/14 - 12/31/14           147               25              1              0
1/1/15 - 12/31/15           144               46              5              0
1/1/16 - 12/31/16            46                4              0              0
1/1/17 - 6/30/17             88               13              0              0
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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
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FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            18                1              0              0
1/1/13 - 12/31/13             6                1              0              0
1/1/14 - 12/31/14            69                9              1              0
1/1/15 - 12/31/15            51                6              0              0
1/1/16 - 12/31/16           170               29              3              0
1/1/17 - 6/30/17             24                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Latin America Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                              3.96%        18.22%        -2.41%        -4.44%       -11.49%        -24.54%
Market Price                                     4.64%        18.07%        -2.54%        -4.49%       -12.09%        -24.79%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Latin America Index(1)        4.64%        20.11%          N/A           N/A           N/A            N/A
NASDAQ Latin America Index(1)                   10.03%        15.81%          N/A           N/A           N/A            N/A
MSCI EM Latin America Index                     10.12%        15.01%        -3.76%        -6.10%       -17.44%        -32.33%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    25.7%
Materials                                     25.1
Utilities                                     20.2
Industrials                                    7.4
Telecommunications Services                    6.3
Consumer Staples                               6.2
Consumer Discretionary                         3.7
Real Estate                                    3.0
Energy                                         2.4
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Grupo Elektra S.A.B. de C.V.                   6.1%
Fibria Celulose S.A.                           3.9
Interconexion Electrica S.A. ESP               3.8
Suzano Papel e Celulose S.A. (Preference
   Shares)                                     3.6
Cia de Transmissao de Energia Electrica
   Paulista (Preference Shares)                3.3
Cia de Saneamento Basico do Estado de
   Sao Paulo                                   3.2
Vale S.A. (Preference Shares)                  3.1
Itausa - Investimentos Itau S.A. (Preference
   Shares)                                     3.1
Fibra Uno Administracion S.A. de C.V.          3.1
Latam Airlines Group S.A.                      3.0
                                             ------
   Total                                      36.2%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                     First Trust Latin               MSCI EM Latin
                  America AlphaDEX(R) Fund           America Index
4/18/11                   $10,000                       $10,000
6/30/11                    10,114                        10,039
12/31/11                    8,359                         8,236
6/30/12                     8,525                         8,196
12/31/12                    9,474                         8,949
6/30/13                     8,424                         7,625
12/31/13                    8,510                         7,754
6/30/14                     8,969                         8,312
12/31/14                    7,165                         6,801
6/30/15                     6,776                         6,367
12/31/15                    5,081                         4,690
6/30/16                     6,381                         5,885
12/31/16                    7,256                         6,146
6/30/17                     7,546                         6,767

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12           151               73              3              2
1/1/13 - 12/31/13            85               41              8              0
1/1/14 - 12/31/14            79                0              0              0
1/1/15 - 12/31/15            83               36              1              0
1/1/16 - 12/31/16            83               14              6              1
1/1/17 - 6/30/17             45               37              2              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            20                1              0              0
1/1/13 - 12/31/13           102               14              2              0
1/1/14 - 12/31/14           146               24              3              0
1/1/15 - 12/31/15           110               21              1              0
1/1/16 - 12/31/16            88               56              2              2
1/1/17 - 6/30/17             32                9              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Brazil Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                              2.64%        13.72%         -6.46%        -8.77%       -28.39%        -43.39%
Market Price                                     3.91%        12.68%         -6.41%        -8.80%       -28.19%        -43.51%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Brazil Index(1)               3.42%        15.18%           N/A           N/A           N/A            N/A
NASDAQ Brazil Index(1)                           2.52%        18.45%           N/A           N/A           N/A            N/A
MSCI Brazil Index                                3.00%        17.00%         -4.72%        -8.62%       -21.48%        -42.83%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     23.5%
Financials                                    22.9
Utilities                                     22.5
Consumer Discretionary                         9.1
Consumer Staples                               6.9
Health Care                                    5.2
Telecommunication Services                     4.4
Energy                                         2.8
Industrials                                    2.0
Real Estate                                    0.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Vale S.A. (Preference Shares)                  3.7%
Itausa - Investimentos Itau S.A. (Preference
   Shares)                                     3.5
Fibria Celulose S.A.                           3.4
EDP - Energias do Brasil S.A.                  3.4
Cia de Transmissao de Energia Electrica
   Paulista (Preference Shares)                3.2
Gerdau S.A. (Preference Shares)                3.0
Usinas Siderurgicas de Minas Gerais S.A.
   (Preference Shares)                         2.9
Cia Paranaense de Energia (Preference
   Shares)                                     2.9
Cia de Saneamento Basico do Estado de
   Sao Paulo                                   2.8
Cia de Saneamento de Minas Gerais-
   COPA S.A.                                   2.8
                                             ------
   Total                                      31.6%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                     First Trust Brazil               MSCI Brazil
                      AlphaDEX(R) Fund                   Index
4/18/11                   $10,000                       $10,000
6/30/11                     9,884                         9,926
12/31/11                    7,858                         7,887
6/30/12                     7,907                         7,280
12/31/12                    8,314                         7,890
6/30/13                     6,918                         6,471
12/31/13                    7,090                         6,624
6/30/14                     7,535                         7,320
12/31/14                    5,927                         5,694
6/30/15                     5,282                         5,199
12/31/15                    3,450                         3,339
6/30/16                     4,979                         4,886
12/31/16                    5,517                         5,550
6/30/17                     5,661                         5,717

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            84               38             11              1
1/1/13 - 12/31/13           166               57              7              1
1/1/14 - 12/31/14           119               16              3              0
1/1/15 - 12/31/15            32                7              5              0
1/1/16 - 12/31/16            88               14              3              2
1/1/17 - 6/30/17             67               19              2              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12           107                8              1              0
1/1/13 - 12/31/13            16                3              2              0
1/1/14 - 12/31/14            98               10              5              1
1/1/15 - 12/31/15            78              123              6              1
1/1/16 - 12/31/16           101               39              4              1
1/1/17 - 6/30/17             28                8              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) China Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             25.13%        30.97%         6.06%         -0.95%        34.19%         -5.74%
Market Price                                    27.05%        31.20%         5.97%         -1.01%        33.65%         -6.10%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) China Index(1)               25.94%        33.86%          N/A            N/A           N/A            N/A
NASDAQ China Index(1)                           18.23%        26.15%          N/A            N/A           N/A            N/A
MSCI China Index                                24.86%        32.19%         8.95%          3.47%        53.51%         23.55%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                   28.5%
Industrials                                   19.7
Consumer Discretionary                        15.8
Materials                                     10.4
Financials                                     8.6
Utilities                                      5.3
Telecommunication Services                     4.7
Energy                                         3.4
Information Technology                         3.1
Consumer Staples                               0.5
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Sunac China Holdings Ltd.                      6.8%
Country Garden Holdings Co., Ltd.              5.6
Geely Automobile Holdings Ltd.                 5.0
Longfor Properties Co., Ltd.                   3.7
Guangzhou R&F Properties Co., Ltd., Class H    3.5
Dongfeng Motor Group Co., Ltd., Class H        3.3
COSCO SHIPPING Ports Ltd.                      3.2
Jiangxi Copper Co., Ltd., Class H              3.2
Weichai Power Co., Ltd., Class H               3.1
Yanzhou Coal Mining Co., Ltd., Class H         2.9
                                             ------
   Total                                      40.3%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                     First Trust China                 MSCI China
                      AlphaDEX(R) Fund                   Index
4/18/11                   $10,000                       $10,000
6/30/11                     9,334                         9,583
12/31/11                    6,692                         7,746
6/30/12                     7,023                         8,048
12/31/12                    8,568                         9,508
6/30/13                     6,942                         8,463
12/31/13                    8,428                         9,855
6/30/14                     7,814                         9,789
12/31/14                    8,287                        10,640
6/30/15                     9,704                        12,199
12/31/15                    7,924                         9,808
6/30/16                     7,195                         9,348
12/31/16                    7,531                         9,896
6/30/17                     9,426                        12,355

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            84               49             16              4
1/1/13 - 12/31/13            64               31             16              0
1/1/14 - 12/31/14            76               56              8              2
1/1/15 - 12/31/15            58               35             19              6
1/1/16 - 12/31/16            42               14              2              0
1/1/17 - 6/30/17              9                0              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            70               23              4              0
1/1/13 - 12/31/13            54               51             33              3
1/1/14 - 12/31/14            72               31              7              0
1/1/15 - 12/31/15            69               44             19              2
1/1/16 - 12/31/16            65               91             36              2
1/1/17 - 6/30/17             52               52             11              1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                              9.51%        15.53%          8.58%         5.56%        50.89%         39.87%
Market Price                                    10.13%        16.83%          8.67%         5.63%        51.55%         40.48%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Japan Index(1)                9.73%        17.53%           N/A           N/A           N/A            N/A
NASDAQ Japan Index(1)                           10.47%        19.55%           N/A           N/A           N/A            N/A
MSCI Japan Index                                 9.92%        19.18%          9.56%         6.88%        57.84%         51.05%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        29.7%
Industrials                                   20.9
Materials                                     14.4
Information Technology                        10.0
Financials                                     7.8
Utilities                                      7.1
Telecommunication Services                     4.2
Consumer Staples                               2.5
Real Estate                                    1.8
Energy                                         1.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Sharp Corp.                                    2.0%
Mitsubishi Gas Chemical Co., Inc.              1.9
Haseko Corp.                                   1.8
Taiheiyo Cement Corp.                          1.7
Tosoh Corp.                                    1.7
Daicel Corp.                                   1.7
Nippon Telegraph & Telephone Corp.             1.7
Sumitomo Corp.                                 1.7
Toyota Industries Corp.                        1.7
LIXIL Group Corp.                              1.7
                                             ------
   Total                                      17.6%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                     First Trust Japan                 MSCI Japan
                      AlphaDEX(R) Fund                   Index
4/18/11                   $10,000                       $10,000
6/30/11                    10,724                        10,315
12/31/11                    9,534                         9,278
6/30/12                     9,270                         9,569
12/31/12                    9,096                        10,037
6/30/13                    10,707                        11,698
12/31/13                   11,885                        12,764
6/30/14                    12,385                        12,851
12/31/14                   11,740                        12,251
6/30/15                    13,208                        13,920
12/31/15                   12,413                        13,424
6/30/16                    12,109                        12,675
12/31/16                   12,775                        13,742
6/30/17                    13,990                        15,105

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12           113               30              8              1
1/1/13 - 12/31/13            71               70             40              9
1/1/14 - 12/31/14            84               54              4              3
1/1/15 - 12/31/15            96               29              9              1
1/1/16 - 12/31/16            61               28             10              2
1/1/17 - 6/30/17             53               22              4              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            79               17              2              0
1/1/13 - 12/31/13            37               19              4              2
1/1/14 - 12/31/14            69               32              5              1
1/1/15 - 12/31/15            83               30              3              1
1/1/16 - 12/31/16            88               48             12              3
1/1/17 - 6/30/17             39                7              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) South Korea Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             23.74%        16.86%          4.79%        -0.43%        26.34%         -2.66%
Market Price                                    23.92%        17.31%          4.65%        -0.47%         4.65%         -2.88%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) South Korea Index(1)         21.93%        16.45%           N/A           N/A           N/A            N/A
NASDAQ South Korea Index(1)                     28.46%        29.62%           N/A           N/A           N/A            N/A
MSCI South Korea Index                          28.78%        34.88%          6.81%         2.71%        39.04%         18.01%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    19.4%
Industrials                                   19.1
Consumer Discretionary                        15.8
Materials                                     15.4
Information Technology                         8.4
Energy                                         5.5
Utilities                                      5.2
Telecommunication Services                     5.2
Consumer Staples                               4.1
Health Care                                    1.9
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Hanwha Chemical Corp.                          3.5%
SK Holdings Co., Ltd.                          3.5
Hana Financial Group, Inc.                     3.4
POSCO                                          3.2
Hyundai Motor Co.                              3.2
Hyundai Steel Co.                              3.2
LG Uplus Corp.                                 3.2
Samsung Heavy Industries Co., Ltd.             3.1
Hyundai Engineering & Construction Co., Ltd.   3.1
Hanwha Life Insurance Co., Ltd.                3.1
                                             ------
   Total                                      32.5%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                  First Trust South Korea              MSCI South
                      AlphaDEX(R) Fund                Korea Index
4/18/11                   $10,000                       $10,000
6/30/11                    10,266                         9,922
12/31/11                    7,729                         8,064
6/30/12                     7,704                         8,488
12/31/12                    9,067                         9,772
6/30/13                     7,844                         8,498
12/31/13                    9,660                        10,158
6/30/14                     9,680                        10,569
12/31/14                    8,347                         9,027
6/30/15                     9,200                         9,064
12/31/15                    8,087                         8,426
6/30/16                     8,329                         8,749
12/31/16                    7,866                         9,164
6/30/17                     9,733                        11,801

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            51               71             13              6
1/1/13 - 12/31/13            86               72             13              7
1/1/14 - 12/31/14            78               23              2              0
1/1/15 - 12/31/15            27               18              2             18
1/1/16 - 12/31/16            49               28              7              1
1/1/17 - 6/30/17             33               14              3              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            57               36             16              0
1/1/13 - 12/31/13            53               21              0              0
1/1/14 - 12/31/14           104               36              9              0
1/1/15 - 12/31/15            57               66             40             24
1/1/16 - 12/31/16            72               64             23              8
1/1/17 - 6/30/17             41               26              8              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

The First Trust Developed Markets ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             16.52%        23.04%          9.48%         3.67%        57.28%         25.06%
Market Price                                    17.14%        23.99%          9.47%         3.73%        57.23%         25.46%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Developed Markets
  Ex-US Index(1)                                16.38%        24.53%           N/A           N/A           N/A            N/A
NASDAQ Developed Markets Ex-US Index(1)         13.54%        20.02%           N/A           N/A           N/A            N/A
MSCI World ex USA Index                         12.82%        19.49%          8.15%         4.25%        47.92%         29.47%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        20.3%
Industrials                                   18.8
Materials                                     13.9
Real Estate                                   12.9
Financials                                    10.1
Information Technology                         9.9
Energy                                         4.0
Consumer Staples                               2.9
Utilities                                      2.8
Telecommunication Services                     2.4
Health Care                                    2.0
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deutsche Lufthansa AG                          0.7%
SK Hynix, Inc.                                 0.7
3i Group PLC                                   0.7
Nine Dragons Paper Holdings Ltd.               0.7
L E Lundbergforetagen AB, Class B              0.6
Investor AB, Class B                           0.6
Hankook Tire Co., Ltd.                         0.6
Nichirei Corp.                                 0.6
Atos SE                                        0.6
Industria Macchine Automatiche S.p.A.          0.6
                                             ------
   Total                                       6.4%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                   First Trust Developed
                       Markets ex-US                   MSCI World
                      AlphaDEX(R) Fund                ex USA Index
4/18/11                   $10,000                       $10,000
6/30/11                    10,218                        10,192
12/31/11                    7,908                         8,545
6/30/12                     7,951                         8,753
12/31/12                    9,249                         9,948
6/30/13                     9,465                        10,247
12/31/13                   10,951                        12,039
6/30/14                    11,442                        12,689
12/31/14                   10,297                        11,519
6/30/15                    11,172                        12,019
12/31/15                   10,366                        11,169
6/30/16                    10,164                        10,836
12/31/16                   10,733                        11,476
6/30/17                    12,506                        12,947

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12           133               59             12              0
1/1/13 - 12/31/13           132               77              5              0
1/1/14 - 12/31/14           103               59              3              0
1/1/15 - 12/31/15           132               45              2              0
1/1/16 - 12/31/16            99               15              1              0
1/1/17 - 6/30/17             98               21              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            40                6              0              0
1/1/13 - 12/31/13            30                8              0              0
1/1/14 - 12/31/14            70               17              0              0
1/1/15 - 12/31/15            61               11              1              0
1/1/16 - 12/31/16           109               26              2              0
1/1/17 - 6/30/17              6                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (4/18/11)       Ended       (4/18/11)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             14.95%        23.90%          3.03%        -1.08%        16.12%         -6.51%
Market Price                                    16.02%        24.37%          3.04%        -1.03%        16.13%         -6.19%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Emerging
  Markets Index(1)                              15.64%        26.09%           N/A           N/A           N/A            N/A
NASDAQ Emerging Markets Index(1)                16.07%        21.20%           N/A           N/A           N/A            N/A
MSCI Emerging Markets Index                     18.43%        23.75%          3.96%         0.24%        21.41%          1.48%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                     16.0%
Financials                                    14.9
Energy                                        13.3
Consumer Discretionary                        12.1
Real Estate                                   11.4
Utilities                                     11.3
Industrials                                    9.1
Information Technology                         8.9
Telecommunication Services                     2.4
Consumer Staples                               0.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
China Evergrande Group                         2.0%
Grupo Elektra S.A.B. de C.V.                   1.9
Sunac China Holdings Ltd.                      1.7
Geely Automobile Holdings Ltd.                 1.5
Country Garden Holdings Co., Ltd.              1.4
Zhongsheng Group Holdings Ltd.                 1.3
Turkiye Is Bankasi, Class C                    1.2
Yanzhou Coal Mining Co., Ltd., Class H         1.2
PGE Polska Grupa Energetyczna S.A.             1.2
Nanya Technology Corp.                         1.2
                                             ------
   Total                                      14.6%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2017

                        First Trust
                      Emerging Markets               MSCI Emerging
                      AlphaDEX(R) Fund               Markets Index
4/18/11                   $10,000                       $10,000
6/30/11                     9,787                         9,945
12/31/11                    7,678                         8,042
6/30/12                     8,052                         8,358
12/31/12                    9,293                         9,507
6/30/13                     8,423                         8,597
12/31/13                    8,981                         9,259
6/30/14                     9,280                         9,828
12/31/14                    8,079                         9,057
6/30/15                     8,741                         9,324
12/31/15                    7,020                         7,705
6/30/16                     7,547                         8,199
12/31/16                    8,134                         8,567
6/30/17                     9,350                        10,146

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2012 through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12           105               72             14              1
1/1/13 - 12/31/13           100               60             12              1
1/1/14 - 12/31/14            95               57              4              0
1/1/15 - 12/31/15            34               12              4              0
1/1/16 - 12/31/16            93               46              8              0
1/1/17 - 6/30/17             76               31              1              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
1/1/12 - 12/31/12            47               10              1              0
1/1/13 - 12/31/13            50               24              5              0
1/1/14 - 12/31/14            61               33              2              0
1/1/15 - 12/31/15            98               88             16              0
1/1/16 - 12/31/16            69               27              8              1
1/1/17 - 6/30/17             16                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

The First Trust Germany AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Germany Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FGM." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             20.05%        26.16%         11.46%         8.82%        71.99%         57.49%
Market Price                                    20.51%        26.58%         11.49%         8.88%        72.29%         57.93%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Germany Index(1)             19.63%        26.98%           N/A           N/A           N/A            N/A
NASDAQ Germany Index(1)                         15.79%        27.84%           N/A           N/A           N/A            N/A
MSCI Germany Index                              15.32%        28.71%         11.10%         8.53%        69.25%         55.26%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   28.4%
Consumer Discretionary                        22.9
Materials                                     19.8
Financials                                     9.0
Telecommunication Services                     4.6
Real Estate                                    4.3
Health Care                                    4.0
Information Technology                         3.4
Utilities                                      2.2
Consumer Staples                               1.4
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deutsche Lufthansa AG                          6.2%
OSRAM Licht AG                                 5.3
Hella KGaA Hueck & Co.                         4.6
MTU Aero Engines AG                            4.3
Deutsche Wohnen AG                             4.3
LANXESS AG                                     4.0
Siemens AG                                     3.9
Wacker Chemie AG                               3.7
Axel Springer SE                               3.5
Allianz SE                                     3.3
                                             ------
   Total                                      43.1%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                    First Trust Germany               MSCI Germany
                      AlphaDEX(R) Fund                   Index
2/14/12                    10,000                        10,000
6/30/12                     9,157                         9,174
12/31/12                   11,309                        11,342
6/30/13                    11,312                        11,670
12/31/13                   14,319                        14,900
6/30/14                    14,701                        15,095
12/31/14                   12,659                        13,358
6/30/15                    13,359                        13,656
12/31/15                   12,903                        13,106
6/30/16                    12,482                        12,065
12/31/16                   13,117                        13,466
6/30/17                    15,747                        15,529

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          116               45              4              1
1/1/13 - 12/31/13           163               35              2              0
1/1/14 - 12/31/14           130                9              0              0
1/1/15 - 12/31/15           137               13              4              0
1/1/16 - 12/31/16            80               10              0              0
1/1/17 - 6/30/17             79                3              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           45                8              1              0
1/1/13 - 12/31/13            49                3              0              0
1/1/14 - 12/31/14           106                7              0              0
1/1/15 - 12/31/15            88               10              0              0
1/1/16 - 12/31/16           150               11              1              0
1/1/17 - 6/30/17             42                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Canada Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FCAN." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             -0.04%        -0.01%         -2.33%        -3.37%       -11.11%        -16.82%
Market Price                                    -0.12%        -0.01%         -2.26%        -3.38%       -10.80%        -16.85%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Canada Index(1)               0.06%         1.09%           N/A           N/A           N/A            N/A
NASDAQ Canada Index(1)                           3.67%        10.44%           N/A           N/A           N/A            N/A
MSCI Canada Index                                3.16%        11.68%          3.04%         1.47%        16.15%          8.16%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    32.8%
Materials                                     14.3
Consumer Discretionary                        12.1
Energy                                         9.6
Real Estate                                    8.5
Industrials                                    7.2
Utilities                                      5.7
Consumer Staples                               3.8
Information Technology                         3.4
Telecommunication Services                     2.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Canadian Apartment Services                    4.5%
Industrial Alliance Insurance & Financial
   Services, Inc.                              4.5
Magna International, Inc.                      4.4
Manulife Financial Corp.                       4.3
Brookfield Asset Management, Inc.,
   Class A                                     3.9
ATCO, Ltd., Class I                            3.9
Husky Energy, Inc.                             3.8
Sun Life Financial, Inc.                       3.8
Bombardier, Inc.                               3.7
First Quantum Minerals Ltd.                    3.5
                                             ------
   Total                                      40.3%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                     First Trust Canada               MSCI Canada
                      AlphaDEX(R) Fund                   Index
2/14/12                   $10,000                       $10,000
6/30/12                     9,358                         9,312
12/31/12                   10,726                        10,351
6/30/13                    11,210                         9,662
12/31/13                   12,415                        10,934
6/30/14                    13,402                        12,201
12/31/14                   11,067                        11,098
6/30/15                    10,414                        10,331
12/31/15                    7,639                         8,417
6/30/16                     8,320                         9,685
12/31/16                    8,322                        10,485
6/30/17                     8,319                        10,816

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          150               13             27              1
1/1/13 - 12/31/13           187               12              0              0
1/1/14 - 12/31/14           159                4              0              0
1/1/15 - 12/31/15            94                0              0              0
1/1/16 - 12/31/16            67                0              0              0
1/1/17 - 6/30/17             34                0              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           28                1              0              0
1/1/13 - 12/31/13            50                3              0              0
1/1/14 - 12/31/14            88                0              1              0
1/1/15 - 12/31/15           156                1              1              0
1/1/16 - 12/31/16           184                1              0              0
1/1/17 - 6/30/17             90                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Australia Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAUS." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             11.79%        14.04%          7.36%         5.63%        42.60%         34.24%
Market Price                                    11.94%        13.16%          7.18%         5.51%        41.45%         33.39%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Australia Index(1)           11.44%        15.84%           N/A           N/A           N/A            N/A
NASDAQ Australia Index(1)                        8.84%        17.44%           N/A           N/A           N/A            N/A
MSCI Australia Index                             8.90%        18.33%          5.35%         4.02%        29.77%         23.61%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                   23.5%
Materials                                     23.1
Financials                                    13.3
Consumer Discretionary                         9.6
Industrials                                    6.8
Energy                                         5.8
Utilities                                      5.5
Telecommunication Services                     4.0
Consumer Staples                               3.9
Information Technology                         3.6
Health Care                                    0.9
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
BlueScope Steel Ltd.                           5.7%
Origin Energy Ltd.                             4.2
Qantas Airways Ltd.                            4.1
Mirvac Group                                   4.0
South32 Ltd.                                   3.9
GPT (The) Group                                3.8
Crown Resorts Ltd.                             3.7
AGL Energy Ltd.                                3.7
Computershare Ltd.                             3.6
Fortescue Metals Group Ltd.                    3.6
                                             ------
   Total                                      40.3%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                   First Trust Australia             MSCI Australia
                      AlphaDEX(R) Fund                   Index
2/14/12                   $10,000                       $10,000
6/30/12                     9,414                         9,525
12/31/12                   10,959                        11,242
6/30/13                    10,075                        10,553
12/31/13                   10,893                        11,711
6/30/14                    12,109                        12,749
12/31/14                   11,053                        11,312
6/30/15                    11,299                        10,941
12/31/15                   10,646                        10,186
6/30/16                    11,771                        10,448
12/31/16                   12,009                        11,353
6/30/17                    13,424                        12,361

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           94               73              9              2
1/1/13 - 12/31/13           108               66              4              0
1/1/14 - 12/31/14           131               15              0              0
1/1/15 - 12/31/15           104               20              3              4
1/1/16 - 12/31/16            67               90             30             10
1/1/17 - 6/30/17              9                0              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           34                8              0              0
1/1/13 - 12/31/13            62               12              0              0
1/1/14 - 12/31/14            96                9              1              0
1/1/15 - 12/31/15            99               21              0              1
1/1/16 - 12/31/16            21               22             10              2
1/1/17 - 6/30/17             65               50              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) United Kingdom Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FKU." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             11.69%        11.94%          7.47%         6.40%        43.36%         39.58%
Market Price                                    12.30%        11.93%          7.30%         6.41%        42.20%         39.64%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) United Kingdom
   Index(1)                                     11.33%        12.79%           N/A           N/A           N/A            N/A
NASDAQ United Kingdom Index(1)                  10.59%        14.30%           N/A           N/A           N/A            N/A
MSCI United Kingdom Index                       10.00%        13.35%          5.28%         4.26%        29.32%         25.15%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                        29.2%
Industrials                                   16.5
Materials                                     14.3
Financials                                    13.8
Real Estate                                    8.6
Consumer Staples                               6.1
Information Technology                         3.3
Energy                                         2.9
Health Care                                    2.4
Telecommunication Services                     1.6
Utilities                                      1.3
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
3i Group PLC                                   2.8%
Barratt Developments PLC                       2.6
Bellway PLC                                    2.6
Berkeley Group Holdings PLC                    2.5
NMC Health PLC                                 2.4
International Consolidated Airlines
   Group S.A.                                  2.4
JD Sports Fashion PLC                          2.4
easyJet PLC                                    2.3
Segro PLC                                      2.3
Legal & General Group PLC                      2.2
                                             ------
   Total                                      24.5%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                        First Trust
                       United Kingdom                 MSCI United
                      AlphaDEX(R) Fund               Kingdom Index
2/14/12                   $10,000                       $10,000
6/30/12                     9,737                         9,678
12/31/12                   11,617                        10,792
6/30/13                    11,954                        10,821
12/31/13                   14,890                        13,022
6/30/14                    15,136                        13,695
12/31/14                   14,216                        12,320
6/30/15                    15,797                        12,566
12/31/15                   14,890                        11,389
6/30/16                    12,467                        11,042
12/31/16                   12,494                        11,379
6/30/17                    13,958                        12,515

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           87              100             21              1
1/1/13 - 12/31/13            96              125             14              0
1/1/14 - 12/31/14           118              102              5              0
1/1/15 - 12/31/15           115               58              4              0
1/1/16 - 12/31/16           111               11              0              0
1/1/17 - 6/30/17             57                0              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12            9                2              0              0
1/1/13 - 12/31/13            17                0              0              0
1/1/14 - 12/31/14            25                2              0              0
1/1/15 - 12/31/15            66                9              0              0
1/1/16 - 12/31/16           121                9              0              0
1/1/17 - 6/30/17             65                3              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Taiwan Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FTW." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Taiwan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             18.30%        23.60%          8.14%         6.03%        47.86%         36.97%
Market Price                                    18.87%        23.46%          7.97%         5.91%        46.75%         36.14%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Taiwan Index(1)              19.01%        26.07%           N/A           N/A           N/A            N/A
NASDAQ Taiwan Index(1)                          21.70%        32.73%           N/A           N/A           N/A            N/A
MSCI Taiwan Index                               21.58%        32.86%         11.31%         8.77%        70.85%         57.09%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        51.6%
Financials                                    26.2
Materials                                     11.3
Consumer Discretionary                         5.5
Industrials                                    3.8
Telecommunication Services                     1.6
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Catcher Technology Co., Ltd.                   6.0%
United Microelectronics Corp.                  4.8
Hon Hai Precision Industry Co., Ltd.           4.1
Innolux Corp.                                  4.1
Powertech Technology, Inc.                     4.0
Foxconn Technology Co., Ltd.                   4.0
Shin Kong Financial Holding Co., Ltd.          3.8
Far Eastern New Century Corp.                  3.8
Fubon Financial Holding Co., Ltd.              3.5
China Life Insurance Co., Ltd.                 3.5
                                             ------
   Total                                      41.6%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                     First Trust Taiwan               MSCI Taiwan
                      AlphaDEX(R) Fund                   Index
2/14/12                   $10,000                       $10,000
6/30/12                     9,263                         9,195
12/31/12                   10,070                        10,353
6/30/13                    10,323                        10,496
12/31/13                   11,057                        11,291
6/30/14                    13,180                        12,591
12/31/14                   12,731                        12,348
6/30/15                    13,322                        12,967
12/31/15                   10,495                        10,901
6/30/16                    11,081                        11,825
12/31/16                   11,577                        12,921
6/30/17                    13,696                        15,709

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           70               74             30              1
1/1/13 - 12/31/13            75               45             12              2
1/1/14 - 12/31/14            88               27              3              0
1/1/15 - 12/31/15            51               23              2              1
1/1/16 - 12/31/16            56               17             10              1
1/1/17 - 6/30/17             21                6              5              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           36                8              0              1
1/1/13 - 12/31/13            78               33              6              1
1/1/14 - 12/31/14            87               37              7              3
1/1/15 - 12/31/15            73               76             23              3
1/1/16 - 12/31/16            77               63             25              3
1/1/17 - 6/30/17             39               48              6              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Hong Kong Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FHK." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             19.12%        21.15%          9.14%         7.60%        54.82%         48.21%
Market Price                                    19.91%        21.62%          8.89%         7.56%        53.12%         47.90%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Hong Kong Index(1)           19.77%        23.45%           N/A           N/A           N/A            N/A
NASDAQ Hong Kong Index(1)                       19.25%        21.67%           N/A           N/A           N/A            N/A
MSCI Hong Kong Index                            21.56%        23.84%         11.41%         9.53%        71.61%         63.07%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                   35.4%
Consumer Discretionary                        18.4
Information Technology                        12.5
Industrials                                    9.7
Consumer Staples                               8.4
Materials                                      7.7
Financials                                     3.0
Utilities                                      2.4
Health Care                                    1.8
Telecommunication Services                     0.7
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Nine Dragons Paper Holdings Ltd.               5.1%
Kingboard Chemical Holdings Ltd.               4.7
ASM Pacific Technology Ltd.                    4.5
Kerry Properties Ltd.                          4.4
Champion REIT                                  4.1
Link REIT                                      4.1
Henderson Land Development Co., Ltd.           4.0
Wheelock & Co., Ltd.                           3.8
WH Group Ltd.                                  3.5
Xinyi Glass Holdings Ltd.                      3.4
                                             ------
   Total                                      41.6%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                   First Trust Hong Kong               MSCI Hong
                      AlphaDEX(R) Fund                 Kong Index
2/14/12                   $10,000                       $10,000
6/30/12                     9,573                         9,502
12/31/12                   11,759                        11,299
6/30/13                    11,586                        11,154
12/31/13                   13,455                        12,553
6/30/14                    13,520                        13,133
12/31/14                   13,674                        13,191
6/30/15                    14,452                        14,761
12/31/15                   12,359                        13,120
6/30/16                    12,233                        13,170
12/31/16                   12,441                        13,418
6/30/17                    14,820                        16,311

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           64               70             31              1
1/1/13 - 12/31/13            94               56             14              2
1/1/14 - 12/31/14            76               81             24              1
1/1/15 - 12/31/15            72               67             12              2
1/1/16 - 12/31/16            48                4              1              0
1/1/17 - 6/30/17             30                2              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           43               11              0              0
1/1/13 - 12/31/13            51               31              3              1
1/1/14 - 12/31/14            45               19              6              0
1/1/15 - 12/31/15            47               35             16              1
1/1/16 - 12/31/16            95               87             15              2
1/1/17 - 6/30/17             73               20              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Switzerland Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FSZ." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/14/12)       Ended       (2/14/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             21.15%        28.15%         13.81%        11.60%        90.94%         80.32%
Market Price                                    21.59%        28.33%         13.82%        11.65%        91.07%         80.76%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Switzerland Index(1)         20.95%        29.03%           N/A           N/A           N/A            N/A
NASDAQ Switzerland Index(1)                     18.34%        17.00%           N/A           N/A           N/A            N/A
MSCI Switzerland Index                          18.05%        16.47%         10.68%         9.43%        66.11%         62.28%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    25.3%
Industrials                                   24.5
Information Technology                         9.6
Health Care                                    8.5
Materials                                      7.6
Consumer Staples                               6.3
Consumer Discretionary                         6.1
Telecommunication Services                     5.5
Utilities                                      4.3
Real Estate                                    2.3
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Logitech International S.A.                    5.2%
SFS Group AG                                   4.9
Temenos Group AG                               4.5
Bucher Industries AG                           4.5
BKW AG                                         4.2
Adecco Group AG                                4.1
Flughafen Zuerich AG                           3.7
Zurich Insurance Group AG                      3.7
Swiss Re AG                                    3.4
Swiss Life Holding AG                          3.3
                                             ------
   Total                                      41.5%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2017

                  First Trust Switzerland           MSCI Switzerland
                      AlphaDEX(R) Fund                   Index
2/14/12                   $10,000                       $10,000
6/30/12                     9,444                         9,769
12/31/12                   11,004                        11,374
6/30/13                    11,808                        12,616
12/31/13                   14,183                        14,401
6/30/14                    15,216                        15,399
12/31/14                   13,466                        14,389
6/30/15                    14,374                        15,224
12/31/15                   14,282                        14,452
6/30/16                    14,071                        13,933
12/31/16                   14,884                        13,746
6/30/17                    18,032                        16,227

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          137               36              2              0
1/1/13 - 12/31/13           165               13              1              0
1/1/14 - 12/31/14           152               30              0              0
1/1/15 - 12/31/15           135               20              1              0
1/1/16 - 12/31/16            78                6              0              0
1/1/17 - 6/30/17             97                3              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12           41                4              0              0
1/1/13 - 12/31/13            68                5              0              0
1/1/14 - 12/31/14            66                3              1              0
1/1/15 - 12/31/15            78               17              1              0
1/1/16 - 12/31/16           155               12              1              0
1/1/17 - 6/30/17             25                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FDTS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/15/12)       Ended       (2/15/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             15.35%        21.05%          9.71%         6.85%        58.97%         42.70%
Market Price                                    15.94%        21.67%          9.80%         6.73%        59.59%         41.84%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Developed Markets
   Ex-US Small Cap Index(1)                     15.08%        21.79%           N/A           N/A           N/A            N/A
NASDAQ Developed Markets Ex-US
   Small Cap Index(1)                           15.26%        22.28%           N/A           N/A           N/A            N/A
MSCI World ex-US Small Cap Index                15.45%        21.26%         11.43%         9.03%        71.81%         59.05%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                   20.7%
Consumer Discretionary                        20.6
Materials                                     13.9
Real Estate                                   12.7
Information Technology                        10.1
Consumer Staples                               7.2
Financials                                     5.8
Energy                                         4.3
Health Care                                    3.2
Utilities                                      1.2
Telecommunication Services                     0.3
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Belluna Co., Ltd.                              0.6%
Wizz Air Holdings PLC                          0.6
a2 Milk Co., Ltd.                              0.5
Prima Meat Packers Ltd.                        0.5
Evotec AG                                      0.5
FF Group                                       0.5
Motor Oil Hellas Corinth Refineries S.A.       0.5
Futaba Industrial Co., Ltd.                    0.5
Maire Tecnimont S.p.A.                         0.5
PALTAC Corp.                                   0.5
                                             ------
   Total                                       5.2%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
(CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 15, 2012 - JUNE 30, 2017

                   First Trust Developed
                  Markets ex-US Small Cap           MSCI World ex-US
                      AlphaDEX(R) Fund              Small Cap Index
2/15/12                   $10,000                       $10,000
6/30/12                     8,976                         9,258
12/31/12                   10,352                        10,538
6/30/13                    10,509                        10,907
12/31/13                   12,686                        13,231
6/30/14                    13,310                        14,129
12/31/14                   11,372                        12,523
6/30/15                    12,701                        13,570
12/31/15                   12,014                        13,206
6/30/16                    11,787                        13,115
12/31/16                   12,370                        13,776
6/30/17                    14,269                        15,904

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12           35                9              4              0
1/1/13 - 12/31/13           104               38              2              0
1/1/14 - 12/31/14           107              105              4              1
1/1/15 - 12/31/15            42               23              7              7
1/1/16 - 12/31/16            16                1              0              0
1/1/17 - 6/30/17              6                0              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12           82               84              2              3
1/1/13 - 12/31/13            77               30              1              0
1/1/14 - 12/31/14            29                5              1              0
1/1/15 - 12/31/15           125               44              3              1
1/1/16 - 12/31/16            58              137             38              2
1/1/17 - 6/30/17             30               84              5              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEMS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (2/15/12)       Ended       (2/15/12)
                                                6/30/17       6/30/17        6/30/17     to 6/30/17      6/30/17     to 6/30/17

FUND PERFORMANCE
NAV                                             21.70%        26.53%          9.10%         6.32%        54.55%         38.95%
Market Price                                    23.31%        26.37%          9.00%         6.39%        53.87%         39.45%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Emerging Markets
   Small Cap Index(1)                           21.73%        28.38%           N/A           N/A           N/A            N/A
NASDAQ Emerging Markets Small Cap
   Index(1)                                     16.78%        23.98%           N/A           N/A           N/A            N/A
MSCI Emerging Markets Small Cap Index           15.99%        17.03%          5.15%         2.83%        28.51%         16.14%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                        20.4%
Materials                                     15.3
Real Estate                                   14.9
Industrials                                   13.0
Consumer Discretionary                        11.7
Utilities                                      6.6
Financials                                     5.7
Telecommunication Services                     4.5
Energy                                         4.5
Consumer Staples                               3.0
Health Care                                    0.4
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
BYD Electronic International Co., Ltd.         1.2%
Magazine Luiza S.A.                            1.1
Macronix International                         1.1
Long Chen Paper Co., Ltd.                      1.1
Trakya Cam Sanayii A.S.                        1.0
Logan Property Holdings Co., Ltd.              1.0
China Synthetic Rubber Corp.                   1.0
Dewan Housing Finance Corp. Ltd.               1.0
Accton Technology Corp.                        0.9
Merry Electronics Co., Ltd.                    0.9
                                             ------
   Total                                      10.3%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS) (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 15, 2012 - JUNE 30, 2017

                   First Trust Developed
                  Markets ex-US Small Cap           MSCI World ex-US
                      AlphaDEX(R) Fund              Small Cap Index
2/15/12                   $10,000                       $10,000
6/30/12                     8,976                         9,258
12/31/12                   10,352                        10,538
6/30/13                    10,509                        10,907
12/31/13                   12,686                        13,231
6/30/14                    13,310                        14,129
12/31/14                   11,372                        12,523
6/30/15                    12,701                        13,570
12/31/15                   12,014                        13,206
6/30/16                    11,787                        13,115
12/31/16                   12,370                        13,776
6/30/17                    14,269                        15,904

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12           94               83             12              0
1/1/13 - 12/31/13            66               86             44              3
1/1/14 - 12/31/14            71               69             21              0
1/1/15 - 12/31/15            40               20              1              0
1/1/16 - 12/31/16            63               81             40              1
1/1/17 - 6/30/17             39               72              2              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12           25                5              0              0
1/1/13 - 12/31/13            34               12              6              1
1/1/14 - 12/31/14            41               38             12              0
1/1/15 - 12/31/15            89               74             28              0
1/1/16 - 12/31/16            35               21             10              1
1/1/17 - 6/30/17             11                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

The First Trust Eurozone AlphaDEX(R) ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the NASDAQ AlphaDEX(R) Eurozone Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depository receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol "FEUZ." The Fund commenced trading on October 22, 2014.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                     6 Months Ended     1 Year Ended   Inception (10/21/14)  Inception (10/21/14)
                                                         6/30/17           6/30/17          to 6/30/17            to 6/30/17

FUND PERFORMANCE
NAV                                                      19.85%            33.29%              10.99%               32.39%
Market Price                                             21.35%            34.39%              11.33%               33.48%

INDEX PERFORMANCE
NASDAQ AlphaDEX(R) Eurozone Index                        19.17%            33.84%              11.45%               33.85%
NASDAQ Eurozone Index                                    17.96%            28.85%               7.48%               21.41%
MSCI EMU Index                                           17.27%            28.15%               6.57%               18.68%
--------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 42.)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                    18.9%
Consumer Discretionary                        18.2
Industrials                                   15.0
Materials                                     10.7
Utilities                                     10.2
Information Technology                         6.6
Energy                                         4.8
Health Care                                    4.8
Real Estate                                    4.4
Telecommunication Services                     3.5
Consumer Staples                               2.9
                                             ------
    Total                                    100.0%
                                             ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deutsche Lufthansa AG                          1.4%
Ipsen S.A.                                     1.4
UPM-Kymmene OYJ                                1.2
Eurazeo S.A.                                   1.2
Deutsche Wohnen AG                             1.2
Gecina S.A.                                    1.2
Atos SE                                        1.2
Rheinmetall AG                                 1.2
Merlin Properties Socimi S.A.                  1.2
Industria Macchine Automatiche S.p.A.          1.2
                                             ------
   Total                                      12.4%
                                             ======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        OCTOBER 21, 2014 - JUNE 30, 2017

           First Trust Eurozone   NASDAQ AlphaDEX(R)      NASDAQ       MSCI EMU
             AlphaDEX(R) Fund       Eurozone Index    Eurozone Index     Index
10/21/14         $10,000               $10,000           $10,000       $10,000
12/31/14          10,114                10,199            10,120        10,130
6/30/15           10,751                10,819            10,564        10,524
12/31/15          10,473                10,609            10,120         9,986
6/30/16            9,934                10,001             9,423         9,261
12/31/16          11,048                11,231            10,293        10,119
6/30/17           13,241                13,384            12,142        11,867

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 22, 2014 (commencement of trading) through June 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/22/14 - 12/31/14          18               19              0              0
1/1/15 - 12/31/15            74                7              0              1
1/1/16 - 12/31/16            38                1              0              0
1/1/17 - 6/30/17             59               19              0              0
--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD           0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
10/22/14 - 12/31/14           8                4              0              0
1/1/15 - 12/31/15           130               36              4              0
1/1/16 - 12/31/16           159               49              5              0
1/1/17 - 6/30/17             46                1              0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2017 (UNAUDITED)

As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund or First Trust Eurozone AlphaDEX(R) ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2017.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2017      JUNE 30, 2017         PERIOD            PERIOD (a)
FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
Actual                                              $1,000.00           $1,212.10             0.80%               $4.39
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
Actual                                              $1,000.00           $1,194.40             0.80%               $4.35
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
Actual                                              $1,000.00           $1,039.60             0.82%               $4.15
Hypothetical (5% return before expenses)            $1,000.00           $1,020.73             0.82%               $4.11

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
Actual                                              $1,000.00           $1,026.40             0.84%               $4.22
Hypothetical (5% return before expenses)            $1,000.00           $1,020.63             0.84%               $4.21

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
Actual                                              $1,000.00           $1,251.30             0.80%               $4.47
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
Actual                                              $1,000.00           $1,095.10             0.80%               $4.16
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
Actual                                              $1,000.00           $1,237.40             0.80%               $4.44
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

JUNE 30, 2017 (UNAUDITED)

                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2017      JUNE 30, 2017         PERIOD            PERIOD (A)
FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
Actual                                              $1,000.00           $1,165.20             0.80%               $4.29
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
Actual                                              $1,000.00           $1,149.50             0.80%               $4.26
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
Actual                                              $1,000.00           $1,200.50             0.80%               $4.36
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
Actual                                              $1,000.00           $  999.60             0.80%               $3.97
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
Actual                                              $1,000.00           $1,117.90             0.80%               $4.20
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
Actual                                              $1,000.00           $1,116.90             0.80%               $4.20
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
Actual                                              $1,000.00           $1,183.00             0.80%               $4.33
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
Actual                                              $1,000.00           $1,191.20             0.80%               $4.35
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
Actual                                              $1,000.00           $1,211.50             0.80%               $4.39
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP
   ALPHADEX(R) FUND (FDTS)
Actual                                              $1,000.00           $1,153.50             0.80%               $4.27
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R)
   FUND (FEMS)
Actual                                              $1,000.00           $1,217.00             0.80%               $4.40
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)
Actual                                              $1,000.00           $1,198.50             0.80%               $4.36
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2017 through June 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 92.5%
               AUSTRALIA - 14.0
        35,777 AGL Energy Ltd.                  $    701,204
        31,501 Aristocrat Leisure Ltd.               546,215
        76,953 BlueScope Steel Ltd.                  781,320
        15,035 Challenger Ltd.                       154,156
        40,261 Computershare Ltd.                    437,557
        47,931 Crown Resorts Ltd.                    452,392
         3,011 CSL Ltd.                              319,436
       121,149 Fortescue Metals Group Ltd.           486,061
        12,111 LendLease Group                       154,987
       133,822 Origin Energy Ltd. (b)                705,589
       145,518 Qantas Airways Ltd.                   639,754
       205,097 South32 Ltd.                          422,469
        40,043 Telstra Corp., Ltd.                   132,341
        30,857 Treasury Wine Estates Ltd.            312,112
        10,366 Washington H Soul
                 Pattinson & Co., Ltd.               132,815
                                                ------------
                                                   6,378,408
                                                ------------
               BERMUDA - 9.2%
        91,538 Great Eagle Holdings Ltd.             465,460
        93,600 Hongkong Land Holdings Ltd.           688,896
       207,515 Kerry Properties Ltd.                 704,346
       670,108 Nine Dragons Paper Holdings Ltd.      892,625
       158,114 NWS Holdings Ltd.                     311,066
       107,730 Orient Overseas International
                 Ltd. (b)                            772,708
       198,154 Shangri-La Asia Ltd.                  336,033
                                                ------------
                                                   4,171,134
                                                ------------
               CAYMAN ISLANDS - 7.2%
        52,884 ASM Pacific Technology Ltd.           714,608
        42,839 Cheung Kong Property
                 Holdings Ltd.                       335,526
        11,846 CK Hutchison Holdings Ltd.            148,692
       195,282 Kingboard Chemical
                 Holdings Ltd.                       777,881
       377,105 Lee & Man Paper
                 Manufacturing Ltd.                  350,180
       181,152 Shimao Property Holdings Ltd.         309,985
       173,384 Sino Biopharmaceutical Ltd.           153,232
       491,124 Xinyi Glass Holdings Ltd.             486,252
                                                ------------
                                                   3,276,356
                                                ------------
               HONG KONG - 10.0%
       134,692 Hang Lung Group Ltd.                  557,231
       165,924 Hang Lung Properties Ltd.             414,414
       127,020 Henderson Land Development
                 Co., Ltd.                           708,518
        38,408 Hopewell Holdings Ltd.                146,352
       116,218 New World Development
                 Co., Ltd.                           147,516
       614,462 Sun Art Retail Group Ltd.             489,526
        39,418 Sun Hung Kai Properties Ltd.          579,094
        28,608 Swire Pacific Ltd., Class A           279,395
        67,105 Wharf Holdings (The) Ltd.             556,096
        91,173 Wheelock & Co., Ltd.                  687,816
                                                ------------
                                                   4,565,958
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               LUXEMBOURG - 0.7%
        79,154 Samsonite International SA       $    330,507
                                                ------------
               MAURITIUS - 0.9%
     1,567,200 Golden Agri-Resources Ltd.            426,875
                                                ------------
               SINGAPORE - 5.6%
       110,800 CapitaLand Ltd.                       281,678
        59,400 City Developments Ltd.                462,947
        10,300 DBS Group Holdings Ltd.               155,164
       289,400 Global Logistic Properties Ltd.       601,187
       342,900 Hutchison Port Holdings Trust         147,447
        39,900 Singapore Airlines Ltd.               293,291
       107,800 Singapore Technologies
                 Engineering Ltd.                    288,145
        57,900 UOL Group Ltd.                        321,304
                                                ------------
                                                   2,551,163
                                                ------------
               SOUTH KOREA - 44.9%
         7,665 BGF retail Co., Ltd.                  676,629
         3,917 E-MART, Inc.                          802,811
        10,895 GS Holdings Corp.                     649,424
         6,109 GS Retail Co., Ltd.                   275,510
        17,426 Hana Financial Group, Inc.            689,181
        14,768 Hankook Tire Co., Ltd.                820,910
        30,487 Hanwha Chemical Corp.                 804,709
        26,651 Hanwha Life Insurance Co., Ltd.       162,121
         1,188 Hyosung Corp.                         173,919
        13,008 Hyundai Engineering &
                 Construction Co., Ltd.              523,549
         1,095 Hyundai Glovis Co., Ltd.              150,256
         2,182 Hyundai Heavy Industries Co.,
                 Ltd. (b)                            336,602
         3,347 Hyundai Mobis Co., Ltd.               731,329
         4,088 Hyundai Motor Co.                     569,887
        11,007 Hyundai Steel Co.                     598,379
        26,389 Industrial Bank of Korea              328,666
         9,855 KB Financial Group, Inc.              496,992
        21,723 Kia Motors Corp.                      725,271
        17,327 Korea Electric Power Corp.            617,875
         3,581 Korea Gas Corp. (b)                   166,507
           373 Korea Zinc Co., Ltd.                  148,659
         1,651 KT&G Corp.                            168,830
         4,586 LG Corp.                              309,835
        21,285 LG Display Co., Ltd.                  690,183
         9,483 LG Electronics, Inc.                  664,718
        56,283 LG Uplus Corp.                        767,395
         2,172 Lotte Chemical Corp.                  653,033
           740 Lotte Shopping Co., Ltd.              196,294
        53,419 Mirae Asset Daewoo Co., Ltd.          515,911
           528 NCSoft Corp.                          175,131
           350 Neo Holdings Co., Ltd. (b) (c)              0
        64,132 NH Investment & Securities
                 Co., Ltd.                           832,374
         1,106 POSCO                                 277,430
         3,203 S-Oil Corp.                           265,389
         6,948 Samsung Electro-Mechanics
                 Co., Ltd.                           619,408
           313 Samsung Electronics Co., Ltd.         650,265


                        See Notes to Financial Statements                Page 45

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
        28,745 Samsung Heavy Industries Co.,
                 Ltd. (b)                       $    312,787
         2,333 Samsung SDI Co., Ltd.                 349,700
         3,454 Shinhan Financial Group Co.,
                 Ltd.                                148,829
         1,983 SK Holdings Co., Ltd.                 481,820
        12,750 SK Hynix, Inc.                        751,082
         3,867 SK Innovation Co., Ltd.               535,699
         1,916 SK Telecom Co., Ltd.                  445,445
        12,382 Woori Bank                            199,666
                                                ------------
                                                  20,460,410
                                                ------------
               TOTAL COMMON STOCKS                42,160,811
               (Cost $36,436,605)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 7.4%
               AUSTRALIA - 5.4%
        57,939 Dexus Property Group                  422,163
       146,555 GPT (The) Group                       539,556
       344,637 Mirvac Group                          564,211
       131,950 Scentre Group                         410,738
       266,698 Vicinity Centres                      526,809
                                                ------------
                                                   2,463,477
                                                ------------
               HONG KONG - 2.0%
       705,492 Champion REIT                         449,096
        61,488 Link REIT                             467,808
                                                ------------
                                                     916,904
                                                ------------
               TOTAL REAL ESTATE INVESTMENT
                 TRUSTS                            3,380,381
               (Cost $3,205,052)                ------------

               TOTAL INVESTMENTS - 99.9%          45,541,192
               (Cost $39,641,657) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.1%                   68,089
                                                ------------
               NET ASSETS - 100.0%              $ 45,609,281
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,609,836 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $710,301.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
  South Korea       $ 20,460,410    $ 20,460,410      $     --*       $     --
  Other Country
   Categories**       21,700,401      21,700,401            --              --
                    ------------------------------------------------------------
Total Common
  Stocks              42,160,811      42,160,811            --              --
Real Estate
Investment Trusts**    3,380,381       3,380,381            --              --
                    ------------------------------------------------------------
Total Investments   $ 45,541,192    $ 45,541,192      $     --*       $     --
                    ============================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
------------------------------------------------------------
South Korean Won                                    44.9%
Hong Kong Dollar                                    27.6
Australian Dollar                                   19.4
Singapore Dollar                                     6.2
US Dollar                                            1.9
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 46                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 95.3%
               AUSTRIA - 3.2%
        20,954 Erste Group Bank AG              $    802,341
        20,433 Lenzing AG                          3,661,662
        34,681 OMV AG                              1,799,721
       120,937 Raiffeisen Bank International
                 AG (b)                            3,052,633
       120,567 Verbund AG                          2,298,306
        52,001 voestalpine AG                      2,423,232
                                                ------------
                                                  14,037,895
                                                ------------
               BELGIUM - 1.3%
        12,937 Elia System Operator S.A./N.V.        732,224
        31,504 Melexis N.V.                        2,587,127
        21,744 Proximus S.A.                         760,693
        11,167 Solvay S.A.                         1,498,641
                                                ------------
                                                   5,578,685
                                                ------------
               BERMUDA - 0.5%
       150,021 Hiscox Ltd.                         2,475,653
                                                ------------
               DENMARK - 4.0%
        40,053 Danske Bank A.S.                    1,540,512
        49,610 Dfds A.S.                           2,643,439
        52,702 DSV A.S.                            3,238,044
         7,083 Genmab A.S. (b)                     1,511,176
        44,122 H Lundbeck A.S.                     2,476,392
         7,690 Rockwool International A.S.,
                 Class B                           1,692,654
       529,069 TDC A.S.                            3,076,724
        16,777 Vestas Wind Systems A.S.            1,548,761
                                                ------------
                                                  17,727,702
                                                ------------
               FINLAND - 2.2%
        87,474 Neste OYJ                           3,445,842
       209,937 Outokumpu OYJ                       1,676,059
       115,453 Stora Enso OYJ, Class R             1,491,389
       116,187 UPM-Kymmene OYJ                     3,312,266
                                                ------------
                                                   9,925,556
                                                ------------
               FRANCE - 14.9%
        68,493 Alstom S.A.                         2,394,598
         6,916 Arkema S.A.                           738,014
        27,581 Atos SE                             3,871,551
         4,031 BioMerieux                            872,459
        16,763 Bouygues S.A.                         706,865
        13,288 Cie de Saint-Gobain                   709,975
        22,472 Cie Generale des Etablissements
                 Michelin                          2,987,568
        56,205 Cie Plastic Omnium S.A.             2,050,053
       100,567 CNP Assurances                      2,257,624
        54,397 Eurazeo S.A.                        4,081,289
        91,678 Eutelsat Communications S.A.        2,341,316
        71,729 Faurecia                            3,643,217
         8,038 Imerys S.A.                           699,103
        34,109 Ipsen S.A.                          4,669,068
        10,552 Kering                              3,593,896
         9,321 LVMH Moet Hennessy
                 Louis Vuitton SE                  2,324,017
       442,942 Natixis S.A.                        2,973,211
        21,325 Orpea                               2,376,693
       135,546 Peugeot S.A.                        2,703,824


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
        39,274 Renault S.A.                     $  3,554,901
        75,160 Rexel S.A.                          1,229,715
        20,886 Rubis SCA                           2,367,365
        18,053 SCOR SE                               715,694
        26,902 Societe Generale S.A.               1,447,507
        40,469 TOTAL S.A.                          2,000,705
        63,889 Ubisoft Entertainment S.A. (b)      3,625,190
        51,226 Valeo S.A.                          3,451,374
        36,424 Veolia Environnement S.A.             769,631
         9,610 Vicat S.A.                            676,894
                                                ------------
                                                  65,833,317
                                                ------------
               GERMANY - 13.9%
        14,349 adidas AG                           2,749,206
         7,366 Allianz SE                          1,450,414
        37,065 Axel Springer SE                    2,226,757
        29,920 Bayerische Motoren Werke AG         2,777,592
        49,736 Celesio AG                          1,519,560
         9,337 Continental AG                      2,015,011
        36,971 Daimler AG                          2,675,889
       210,397 Deutsche Lufthansa AG               4,788,076
       103,614 Deutsche Wohnen AG                  3,963,298
        19,286 Fraport AG Frankfurt Airport
                 Services Worldwide                1,702,726
        41,955 Freenet AG                          1,338,135
        46,209 Hella KGaA Hueck & Co.              2,274,451
        16,511 HOCHTIEF AG                         3,024,829
       100,226 Infineon Technologies AG            2,116,036
        58,707 K+S AG (c)                          1,503,310
         6,083 Krones AG                             704,497
        24,972 LEG Immobilien AG                   2,347,627
        20,979 MTU Aero Engines AG                 2,959,204
        50,028 Porsche Automobil Holding SE
                 (Preference Shares)               2,810,691
        40,672 Rheinmetall AG                      3,861,217
        41,172 RWE AG (b)                            820,344
         7,776 Sartorius AG (Preference Shares)      750,297
        14,944 Siemens AG                          2,054,169
        18,730 Volkswagen AG
                 (Preference Shares)               2,852,686
        96,822 Vonovia SE                          3,844,496
        36,971 Wirecard AG (c)                     2,352,856
                                                ------------
                                                  61,483,374
                                                ------------
               GREECE - 0.2%
        72,683 Hellenic Telecommunications
                 Organization S.A.                   874,977
                                                ------------
               IRELAND - 1.2%
        85,552 Kingspan Group PLC                  2,936,771
        44,035 Ryanair Holdings PLC (b)              903,291
        51,644 Smurfit Kappa Group PLC             1,607,641
                                                ------------
                                                   5,447,703
                                                ------------
               ITALY - 4.0%
       230,573 Brembo S.p.A.                       3,373,500
        26,650 Buzzi Unicem S.p.A.                   663,250
       289,809 Enel S.p.A.                         1,553,739
       490,497 Hera S.p.A.                         1,499,152


                        See Notes to Financial Statements                Page 47

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               ITALY (CONTINUED)
        41,914 Industria Macchine
                 Automatiche S.p.A.             $  3,851,308
       155,547 Italgas S.p.A.                        785,604
        48,127 Leonardo S.p.A.                       799,788
       102,337 Poste Italiane S.p.A. (d)             700,721
     3,034,913 Telecom Italia S.p.A. (b)           2,800,791
       355,535 Unione di Banche Italiane S.p.A.    1,529,276
                                                ------------
                                                  17,557,129
                                                ------------
               JERSEY - 1.2%
       698,805 Glencore PLC                        2,613,975
       514,493 IWG PLC                             2,167,108
        10,898 Wolseley PLC                          668,968
                                                ------------
                                                   5,450,051
                                                ------------
               LUXEMBOURG - 1.5%
        27,304 APERAM S.A.                         1,269,240
       108,142 ArcelorMittal (b)                   2,452,996
       229,365 Subsea 7 S.A.                       3,085,215
                                                ------------
                                                   6,807,451
                                                ------------
               NETHERLANDS - 5.0%
       268,123 Aegon N.V.                          1,369,184
        35,868 Airbus Group SE                     2,949,598
        16,457 Akzo Nobel N.V.                     1,430,215
       150,815 Altice N.V., Class A (b)            3,479,518
         5,141 ASML Holding N.V.                     669,972
        25,732 Heineken Holding N.V.               2,358,532
        10,087 Koninklijke DSM N.V.                  733,188
        78,239 Koninklijke Vopak N.V.              3,628,043
        41,962 NN Group N.V.                       1,491,485
        11,823 Randstad Holding N.V.                 690,306
       223,327 STMicroelectronics N.V.             3,208,817
                                                ------------
                                                  22,008,858
                                                ------------
               NORWAY - 1.6%
       134,659 Marine Harvest ASA                  2,304,869
       353,526 Norsk Hydro ASA                     1,959,716
        71,090 Yara International ASA              2,670,319
                                                ------------
                                                   6,934,904
                                                ------------
               PORTUGAL - 0.6%
     1,811,371 Banco Espirito Santo
                 S.A. (b) (e) (f)                          0
       604,354 EDP - Energias de Portugal S.A.     1,976,223
        38,140 Jeronimo Martins SGPS S.A.            744,468
                                                ------------
                                                   2,720,691
                                                ------------
               SPAIN - 6.4%
        25,540 Acciona S.A.                        2,247,880
        87,979 Banco Bilbao Vizcaya Argentaria
                 S.A.                                730,025
       372,298 Banco de Sabadell S.A.                756,467
       222,666 Banco Santander S.A.                1,473,010
       317,502 CaixaBank S.A.                      1,515,814
        26,267 Enagas S.A.                           736,521
        29,034 Endesa S.A. (c)                       668,861
        86,511 Gamesa Corp. Tecnologica S.A.       1,847,226
        93,419 Gas Natural SDG S.A.                2,186,252
        76,876 Grupo Catalana Occidente S.A.       3,233,818


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPAIN (CONTINUED)
       286,178 Iberdrola S.A.                   $  2,266,108
       413,669 International Consolidated
                 Airlines Group S.A.               3,286,577
       994,725 Mapfre S.A.                         3,474,271
       176,748 Repsol S.A.                         2,705,094
       122,004 Telefonica S.A.                     1,259,417
                                                ------------
                                                  28,387,341
                                                ------------
               SWEDEN - 8.6%
        13,307 Autoliv, Inc., SDR                  1,459,478
        84,537 BillerudKorsnas AB                  1,336,585
        68,627 Boliden AB                          1,872,749
       257,061 Castellum AB                        3,774,431
       163,310 Fastighets AB Balder, Class B (b)   3,954,472
       229,961 Hufvudstaden AB, Class A            3,813,258
       147,459 Industrivarden AB, Class A          3,754,431
        80,962 Investor AB, Class B                3,901,691
        50,270 L E Lundbergforetagen AB,
                 Class B                           3,968,040
        48,436 Saab AB, Class B                    2,391,702
        91,229 Sandvik AB                          1,434,810
       516,587 SSAB AB, Class A (b)                2,357,683
       230,830 Volvo AB, Class B                   3,934,524
                                                ------------
                                                  37,953,854
                                                ------------
               SWITZERLAND - 5.0%
         9,624 Adecco Group AG                       731,661
        26,544 Coca-Cola HBC AG                      780,641
        22,436 Dufry AG (b)                        3,675,770
        23,133 LafargeHolcim Ltd.                  1,324,436
       107,495 Logitech International S.A.         3,951,610
         7,219 SFS Group AG                          819,092
           456 Sika AG                             2,929,357
         2,947 Straumann Holding AG                1,676,492
         6,356 Swiss Life Holding AG               2,144,959
        15,225 Swiss Re AG                         1,391,669
         2,963 Swisscom AG                         1,429,742
        17,205 Temenos Group AG                    1,535,872
                                                ------------
                                                  22,391,301
                                                ------------
               UNITED KINGDOM - 20.0%
       364,962 3i Group PLC                        4,289,986
       179,443 Anglo American PLC (b)              2,393,247
        65,558 Antofagasta PLC                       682,661
        99,288 Ashtead Group PLC                   2,054,857
        45,250 ASOS PLC (b)                        3,388,223
       514,170 Aviva PLC                           3,522,520
       186,081 Babcock International Group PLC     2,133,990
       170,296 BAE Systems PLC                     1,405,116
       500,528 Barratt Developments PLC            3,673,528
       101,198 Bellway PLC                         3,921,209
        68,235 Berkeley Group Holdings PLC         2,867,921
       504,218 Centrica PLC                        1,314,751
       344,507 Dixons Carphone PLC                 1,272,522
       266,607 easyJet PLC                         4,719,023
       898,911 G4S PLC                             3,821,447
       602,342 GKN PLC                             2,557,536
       325,061 Inchcape PLC                        3,194,370
       827,964 J Sainsbury PLC                     2,714,287
       709,937 JD Sports Fashion PLC               3,236,301
       838,818 Kingfisher PLC                      3,285,203


Page 48                 See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM (CONTINUED)
       324,675 Marks & Spencer Group PLC        $  1,409,436
       122,856 Meggitt PLC                           763,106
       981,305 Melrose Industries PLC              3,099,394
        28,390 Mondi PLC                             744,708
       154,629 NMC Health PLC                      4,402,528
        78,378 Persimmon PLC                       2,288,710
       129,793 Prudential PLC                      2,976,951
       443,516 Rentokil Initial PLC                1,578,738
        51,137 Rio Tinto PLC                       2,159,282
        25,044 Royal Dutch Shell PLC, Class B        672,758
       386,172 Royal Mail PLC                      2,118,508
        44,990 Smith & Nephew PLC                    776,413
       101,373 Smiths Group PLC                    2,108,571
        43,801 Spectris PLC                        1,439,336
        51,514 St. James's Place PLC                 793,056
        71,701 Standard Chartered PLC (b)            725,803
        71,560 Tate & Lyle PLC                       617,006
       890,266 Taylor Wimpey PLC                   2,043,086
       455,898 Wm Morrison Supermarkets PLC        1,432,209
                                                ------------
                                                  88,598,297
                                                ------------
               TOTAL COMMON STOCKS               422,194,739
               (Cost $381,277,651)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 4.3%
               FRANCE - 2.7%
        20,114 Gecina S.A.                         3,155,370
        32,671 Fonciere Des Regions                3,030,739
        11,677 Unibail-Rodamco SE                  2,942,784
        70,171 Klepierre                           2,876,032
                                                ------------
                                                  12,004,925
                                                ------------
               SPAIN - 0.9%
       305,157 Merlin Properties Socimi S.A.       3,854,798
                                                ------------
               UNITED KINGDOM - 0.7%
       479,682 Segro PLC                           3,056,334
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                18,916,057
               (Cost $18,081,952)               ------------

               MONEY MARKET FUNDS - 1.4%
     5,997,210 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (g) (h)                     5,997,210
               (Cost $5,997,210)                ------------

               TOTAL INVESTMENTS - 101.0%        447,108,006
               (Cost $405,356,813) (i)
               NET OTHER ASSETS AND
                 LIABILITIES - (1.0%)             (4,292,121)
                                                ------------
               NET ASSETS - 100.0%              $442,815,885
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,247,955 and the total value of the collateral held by the Fund is $5,997,210.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(f)   This issuer has filed for protection in bankruptcy court.

(g)   This security serves as collateral for securities on loan.

(h)   Interest rate shown reflects yield as of June 30, 2017.

(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,656,710 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,905,517.

SDR - Swedish Depositary Receipts

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
Portugal            $  2,720,691    $  2,720,691      $     --        $     --*
Other Country
  Categories**       419,474,048     419,474,048            --              --
                    ------------------------------------------------------------
Total Common
  Stocks             422,194,739     422,194,739            --              --*
Real Estate
  Investment
  Trusts**            18,916,057      18,916,057            --              --
Money Market
  Funds                5,997,210       5,997,210            --              --
                    ------------------------------------------------------------
Total Investments   $447,108,006    $447,108,006      $     --        $     --*
                    ============================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 49

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

JUNE 30, 2017 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2017
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  3,247,955
Non-cash Collateral(2)                            (3,247,955)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


CURRENCY EXPOSURE                                 % OF TOTAL
DIVERSIFICATION                                  INVESTMENTS
------------------------------------------------------------
Euro                                                55.9%
British Pound Sterling                              22.4
Swedish Krona                                        8.2
Swiss Franc                                          5.2
Danish Krone                                         4.0
Norwegian Krone                                      2.2
US Dollar                                            2.1
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 50                 See Notes to Financial Statements

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 95.3%
               BRAZIL - 56.6%
        69,609 Banco Bradesco S.A.
                 (Preference Shares)            $    591,474
        75,841 Banco do Brasil S.A.                  613,522
        74,105 Banco Santander Brasil S.A.           559,215
        32,265 Braskem S.A. (Preference Shares)      333,081
        28,381 CCR S.A.                              144,779
        92,837 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares)            459,855
         8,523 Cia Brasileira de Distribuicao
                 (Preference Shares) (b)             167,609
        78,586 Cia de Saneamento Basico do
                 Estado de Sao Paulo                 751,014
        39,333 Cia de Transmissao de Energia
                 Electrica Paulista
                 (Preference Shares)                 765,788
       148,911 Cia Energetica de Minas Gerais
                 (Preference Shares)                 363,187
       112,460 Cia Siderurgica Nacional S.A. (b)     243,733
        13,184 Cosan S.A. Industria e Comercio       137,614
        88,367 Embraer S.A.                          403,572
        26,136 Equatorial Energia S.A.               427,435
        88,713 Fibria Celulose S.A.                  905,366
        94,076 Gerdau S.A. (Preference Shares)       291,920
        54,065 Itau Unibanco Holding S.A.
                 (Preference Shares)                 599,743
       269,603 Itausa - Investimentos Itau S.A.
                 (Preference Shares)                 734,045
        50,170 JBS S.A.                               98,889
       101,438 Klabin S.A.                           496,948
       154,287 Kroton Educacional S.A.               692,519
        20,267 Lojas Renner S.A.                     167,500
        12,024 M. Dias Branco S.A.                   178,932
        70,704 Petroleo Brasileiro S.A.
                 (Preference Shares) (b)             264,001
       179,738 Rumo S.A. (b)                         469,297
       193,155 Suzano Papel e Celulose S.A.
                 (Preference Shares)                 831,414
        43,829 Telefonica Brasil S.A.
                 (Preference Shares)                 594,018
       152,152 TIM Participacoes S.A.                449,627
        90,789 Vale S.A. (Preference Shares)         737,460
                                                ------------
                                                  13,473,557
                                                ------------
               CHILE - 15.9%
     1,203,197 AES Gener S.A.                        423,949
         2,951 Banco de Credito e Inversiones        165,148
       107,340 Cencosud S.A.                         285,723
       735,893 Colbun S.A.                           157,416
        40,064 Empresa Nacional de
                 Telecomunicaciones S.A.             435,569
       132,701 Empresas CMPC S.A.                    317,847
        14,865 Empresas COPEC S.A.                   162,685
       660,746 Enel Generacion Chile S.A.            498,885
        63,982 Latam Airlines Group S.A.             711,506
        18,763 Sociedad Quimica y Minera de
                 Chile S.A.                          621,801
                                                ------------
                                                   3,780,529
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COLOMBIA - 7.2%
        31,212 Banco Davivienda S.A.
                 (Preference Shares)            $    344,947
        17,781 Bancolombia S.A.                      185,425
        23,892 Grupo de Inversiones
                 Suramericana S.A.                   310,460
       201,246 Interconexion Electrica S.A. ESP      880,930
                                                ------------
                                                   1,721,762
                                                ------------
               MEXICO - 13.6%
        46,715 Arca Continental S.A.B. de C.V.       351,429
       559,337 Cemex S.A.B. de C.V. (c)              526,398
        36,603 Fomento Economico Mexicano
                 S.A.B. de C.V.                      360,469
        34,268 Grupo Elektra S.A.B. de C.V.        1,431,217
        25,161 Industrias Penoles S.A.B. de C.V.     569,094
                                                ------------
                                                   3,238,607
                                                ------------
               MULTINATIONAL - 2.0%
       106,161 BTG Pactual Group                     480,671
                                                ------------
               TOTAL COMMON STOCKS                22,695,126
               (Cost $20,848,391)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 3.0%
               MEXICO - 3.0%
       378,886 Fibra Uno Administracion S.A.
                 de C.V.                             716,906
               (Cost $712,992)                  ------------

               TOTAL INVESTMENTS - 98.3%          23,412,032
               (Cost $21,561,383) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.7%                  401,108
                                                ------------
               NET ASSETS - 100.0%              $ 23,813,140
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Non-income producing security which makes in-kind distributions. For the six months ended June 30, 2017, the Fund received 140,917 shares of Cemex S.A.B de C.V.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,508,871 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $658,222.


                        See Notes to Financial Statements                Page 51

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $ 22,695,126    $ 22,695,126      $     --        $     --
Real Estate
  Investment Trusts*     716,906         716,906            --              --
                    ------------------------------------------------------------
Total Investments   $ 23,412,032    $ 23,412,032      $     --        $     --
                    ============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


Page 52                 See Notes to Financial Statements

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 97.7%
               AEROSPACE & DEFENSE - 1.2%
        64,424 Embraer S.A.                     $    294,224
                                                ------------
               BANKS - 15.6%
        58,648 Banco Bradesco S.A.
                 (Preference Shares)                 498,337
        73,391 Banco do Brasil S.A.                  593,703
       149,823 Banco do Estado do Rio Grande
                 do Sul S.A., Class B
                  (Preference Shares)                594,245
        87,266 Banco Santander Brasil S.A.           658,532
        60,903 Itau Unibanco Holding S.A.
                 (Preference Shares)                 675,597
       313,286 Itausa - Investimentos Itau S.A.
                 (Preference Shares)                 852,981
                                                ------------
                                                   3,873,395
                                                ------------
               BEVERAGES - 0.7%
        31,426 Ambev S.A.                            173,688
                                                ------------
               CAPITAL MARKETS - 2.6%
       141,688 BTG Pactual Group                     641,529
                                                ------------
               CHEMICALS - 2.5%
        60,192 Braskem S.A., Class A
                 (Preference Shares)                 621,379
                                                ------------
               CONTAINERS & PACKAGING - 1.7%
        87,256 Klabin S.A.                           427,470
                                                ------------
               DIVERSIFIED CONSUMER SERVICES
                 - 1.4%
        77,328 Kroton Educacional S.A.               347,088
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.9%
        35,077 Telefonica Brasil S.A.
                 (Preference Shares)                 475,401
                                                ------------
               ELECTRIC UTILITIES - 16.5%
        99,535 Centrais Eletricas Brasileiras
                 S.A., Class B (Preference
                 Shares)                             493,033
        39,725 Cia de Transmissao de Energia
                 Electrica Paulista
                 (Preference Shares)                 773,420
       267,388 Cia Energetica de Minas Gerais
                 (Preference Shares)                 652,146
        94,187 Cia Paranaense de Energia,
                 Class B (Preference Shares)         697,397
       192,310 EDP - Energias do Brasil S.A.         823,713
        99,400 Transmissora Alianca de Energia
                 Eletrica S.A.                       661,287
                                                ------------
                                                   4,100,996
                                                ------------
               FOOD & STAPLES RETAILING - 2.9%
        28,241 Cia Brasileira de Distribuicao
                 (Preference Shares) (a)             555,375
         8,423 Raia Drogasil S.A.                    178,253
                                                ------------
                                                     733,628
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS - 3.1%
        10,682 BRF S.A.                         $    126,395
        90,419 JBS S.A.                              178,224
        13,444 M. Dias Branco S.A.                   200,063
        52,861 Sao Martinho S.A.                     274,445
                                                ------------
                                                     779,127
                                                ------------
               HEALTH CARE PROVIDERS & SERVICES
                 - 3.7%
        57,828 Fleury S.A.                           467,805
        53,547 Qualicorp S.A.                        463,883
                                                ------------
                                                     931,688
                                                ------------
               HOUSEHOLD DURABLES - 2.4%
       144,792 MRV Engenharia e Participacoes
                 S.A.                                590,899
                                                ------------
               INSURANCE - 4.2%
        18,212 BB Seguridade Participacoes S.A.      157,497
        38,319 Porto Seguro S.A.                     354,054
        99,366 Sul America S.A.                      530,888
                                                ------------
                                                   1,042,439
                                                ------------
               MEDIA - 1.6%
        15,248 Multiplus S.A.                        178,719
        11,522 Smiles S.A.                           209,997
                                                ------------
                                                     388,716
                                                ------------
               METALS & MINING - 11.5%
       237,507 Cia Siderurgica Nacional S.A. (a)     514,746
       238,607 Gerdau S.A. (Preference Shares)       740,403
       502,820 Usinas Siderurgicas de Minas
                 Gerais S.A., Class A
                 (Preference Shares) (a)             698,171
       110,409 Vale S.A. (Preference Shares)         896,829
                                                ------------
                                                   2,850,149
                                                ------------
               MULTILINE RETAIL - 0.8%
        24,468 Lojas Renner S.A.                     202,220
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 2.7%
        27,019 Cosan S.A. Industria e Comercio       282,024
       103,979 Petroleo Brasileiro S.A.
                 (Preference Shares) (a)             388,246
                                                ------------
                                                     670,270
                                                ------------
               PAPER & FOREST PRODUCTS - 7.3%
       151,586 Duratex S.A.                          373,829
        80,808 Fibria Celulose S.A.                  824,691
       145,181 Suzano Papel e Celulose S.A.
                 (Preference Shares)                 624,915
                                                ------------
                                                   1,823,435
                                                ------------
               PHARMACEUTICALS - 1.4%
        41,304 Hypermarcas S.A.                      346,600
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 0.7%
        49,598 BR Malls Participacoes S.A.           178,905
                                                ------------


                        See Notes to Financial Statements                Page 53

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY
                 GOODS - 2.7%
        87,951 Grendene S.A.                    $    680,426
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 0.8%
        62,547 EcoRodovias Infraestrutura e
                 Logistica S.A.                      195,406
                                                ------------
               WATER UTILITIES - 5.5%
        71,607 Cia de Saneamento Basico do
                 Estado de Sao Paulo                 684,318
        56,481 Cia de Saneamento de Minas
                 Gerais-COPA S.A.                    681,952
                                                ------------
                                                   1,366,270
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 2.3%
       197,468 TIM Participacoes S.A.                583,541
                                                ------------
               TOTAL INVESTMENTS - 97.7%          24,318,889
               (Cost $20,250,247) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 2.3%                  575,561
                                                ------------
               NET ASSETS - 100.0%              $ 24,894,450
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,299,517 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $230,875.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $ 24,318,889    $ 24,318,889      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Brazil                                              95.1%
Multinational                                        2.6
------------------------------------------------------------
TOTAL INVESTMENTS                                   97.7
NET OTHER ASSETS AND LIABILITIES                     2.3
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 54                 See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 98.7%
               AUTO COMPONENTS - 2.0%
        24,800 Fuyao Glass Industry Group Co.,
                 Ltd., Class H (a)              $     94,976
                                                ------------
               AUTOMOBILES - 10.9%
        29,000 BAIC Motor Corp. Ltd.,
                 Class H (a)                          28,118
        18,000 Brilliance China Automotive
                 Holdings Ltd.                        32,784
        53,939 Chongqing Changan Automobile
                 Co., Ltd., Class B                   71,159
       130,716 Dongfeng Motor Group Co.,
                 Ltd., Class H                       154,533
       108,909 Geely Automobile Holdings Ltd.        234,908
                                                ------------
                                                     521,502
                                                ------------
               BANKS - 4.2%
        63,000 Agricultural Bank of China Ltd.,
                 Class H                              29,775
       116,000 Bank of China Ltd., Class H            56,904
        35,000 Bank of Communications Co.,
                 Ltd., Class H                        24,701
        87,000 Chongqing Rural Commercial
                 Bank Co., Ltd., Class H              58,725
        43,000 Industrial & Commercial Bank
                 of China Ltd., Class H               29,025
                                                ------------
                                                     199,130
                                                ------------
               CAPITAL MARKETS - 3.0%
        54,000 China Everbright Ltd.                 117,580
        71,000 China Huarong Asset Management
                 Co., Ltd., Class H (a)               27,645
                                                ------------
                                                     145,225
                                                ------------
               CHEMICALS - 1.1%
        94,000 Sinopec Shanghai Petrochemical
                 Co., Ltd., Class H                   50,326
                                                ------------
               COMMUNICATIONS
                 EQUIPMENT - 1.5%
        29,600 ZTE Corp., Class H (b)                 70,669
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 8.0%
        67,000 China Communications
                 Construction Co., Ltd.,
                 Class H                              86,330
        39,500 China Railway Construction
                 Corp., Ltd., Class H                 51,504
        93,000 China Railway Group Ltd.,
                 Class H                              73,257
       262,000 Metallurgical Corp of China Ltd.,
                 Class H                              88,592
        92,319 Sinopec Engineering Group Co.,
                 Ltd., Class H                        83,244
                                                ------------
                                                     382,927
                                                ------------
               CONSTRUCTION MATERIALS - 1.4%
        18,850 Anhui Conch Cement Co., Ltd.,
                 Class H                              65,550
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 4.6%
       201,146 China Communications Services
                 Corp., Ltd., Class H           $    115,935
       220,544 China Telecom Corp., Ltd.,
                 Class H                             104,800
                                                ------------
                                                     220,735
                                                ------------
               FOOD PRODUCTS - 0.5%
        13,000 China Mengniu Dairy Co., Ltd.          25,476
                                                ------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS - 5.2%
        64,000 China Resources Power
                 Holdings Co., Ltd.                  125,583
       112,000 Huadian Power International
                 Corp., Ltd., Class H                 50,065
       235,111 Huaneng Renewables Corp., Ltd.,
                 Class H                              72,574
                                                ------------
                                                     248,222
                                                ------------
               INDUSTRIAL CONGLOMERATES - 2.7%
        27,000 Beijing Enterprises Holdings Ltd.     130,203
                                                ------------
               INSURANCE - 1.3%
        12,400 China Taiping Insurance Holdings
                 Co., Ltd.                            31,415
         5,600 New China Life Insurance Co.,
                 Ltd., Class H                        28,475
                                                ------------
                                                      59,890
                                                ------------
               MACHINERY - 4.2%
       166,000 Weichai Power Co., Ltd., Class H 145,430 117,000 Zoomlion Heavy Industry Science
                 and Technology Co., Ltd.,
                 Class H                              56,946
                                                ------------
                                                     202,376
                                                ------------
               METALS & MINING - 7.8%
       186,000 Aluminum Corp of China Ltd.,
                 Class H (b)                          95,294
       172,000 Angang Steel Co. Ltd., Class H        128,216
        91,000 Jiangxi Copper Co., Ltd.,
                 Class H                             149,424
                                                ------------
                                                     372,934
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 3.4%
        36,000 China Petroleum & Chemical
                 Corp., Class H                       28,081
       150,000 Yanzhou Coal Mining Co., Ltd.,
                 Class H                             134,487
                                                ------------
                                                     162,568
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 28.2%
        28,000 China Overseas Land &
                 Investment Ltd.                      81,947
        34,929 China Resources Land Ltd.             101,779
       227,532 Country Garden Holdings Co.,
                 Ltd.                                263,743
       105,488 Guangzhou R&F Properties Co.,
                 Ltd., Class H                       164,026


                        See Notes to Financial Statements                Page 55

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT (CONTINUED)
        80,527 Longfor Properties Co., Ltd. $ 173,071 123,600 Red Star Macalline Group Corp.,
                 Ltd., Class H (a)                   126,648
       256,000 Shenzhen Investment Ltd.              113,123
       153,000 Sunac China Holdings Ltd.             319,818
                                                ------------
                                                   1,344,155
                                                ------------
               ROAD & RAIL - 1.3%
       126,000 Guangshen Railway Co., Ltd.,
                 Class H                              62,456
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 1.6%
       917,323 Hanergy Thin Film Power
                 Group Ltd. (b) (c)                        0
        64,809 Semiconductor Manufacturing
                 International Corp. (b)              75,123
                                                ------------
                                                      75,123
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 2.7%
        17,000 ANTA Sports Products Ltd.              56,177
        91,000 Belle International Holdings
                 Ltd.                                 71,798
                                                ------------
                                                     127,975
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 3.1%
       128,000 COSCO SHIPPING Ports Ltd.             150,174
                                                ------------
               TOTAL INVESTMENTS - 98.7%           4,712,592
               (Cost $4,337,337) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 1.3%                   60,319
                                                ------------
               NET ASSETS - 100.0%              $  4,772,911
                                                ============

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $983,005 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $607,750.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
Semiconductors
  & Semiconductor
  Equipment         $     75,123    $     75,123      $     --        $     --*
Other Industry
  Categories**         4,637,469       4,637,469            --              --
                    ------------------------------------------------------------
Total Investments   $  4,712,592    $  4,712,592      $     --        $     --*
                    ============================================================

*  Investment is valued at $0.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


Page 56                  See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

JUNE 30, 2017 (UNAUDITED)

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2017
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.



COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
China                                               54.6%
Cayman Islands                                      27.7
Hong Kong                                           12.6
Bermuda                                              3.8
------------------------------------------------------------
TOTAL INVESTMENTS                                   98.7
NET OTHER ASSETS AND LIABILITIES                     1.3
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which may be different than the country categorization of the Fund's underlying index.


                        See Notes to Financial Statements                Page 57

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               AIRLINES - 2.8%
       203,000 ANA Holdings, Inc.               $    704,611
        31,300 Japan Airlines Co., Ltd.              966,759
                                                ------------
                                                   1,671,370
                                                ------------
               AUTO COMPONENTS - 11.7%
        16,700 Aisin Seiki Co., Ltd.                 853,745
        20,200 Bridgestone Corp.                     869,242
         4,200 Denso Corp.                           177,074
        13,700 Koito Manufacturing Co., Ltd.         704,032
        50,400 Sumitomo Electric Industries Ltd.     775,212
        57,200 Sumitomo Rubber Industries Ltd.       964,225
        23,300 Toyoda Gosei Co., Ltd.                554,974
        15,800 Toyota Boshoku Corp.                  296,123
        19,000 Toyota Industries Corp.               998,355
        40,600 Yokohama Rubber (The) Co., Ltd.       813,986
                                                ------------
                                                   7,006,968
                                                ------------
               AUTOMOBILES - 5.1%
        12,300 Honda Motor Co., Ltd.                 335,072
        14,300 Isuzu Motors Ltd.                     176,215
        44,300 Mazda Motor Corp.                     617,581
        54,300 Nissan Motor Co., Ltd.                539,741
         4,500 Subaru Corp.                          151,474
        15,600 Suzuki Motor Corp.                    739,258
         9,200 Toyota Motor Corp.                    482,023
                                                ------------
                                                   3,041,364
                                                ------------
               BEVERAGES - 1.2%
        24,700 Coca-Cola Bottlers Japan, Inc.        713,714
                                                ------------
               BUILDING PRODUCTS - 2.0%
         5,200 Asahi Glass Co., Ltd.                 218,680
        39,900 LIXIL Group Corp.                     996,480
                                                ------------
                                                   1,215,160
                                                ------------
               CHEMICALS - 11.1%
        63,000 Asahi Kasei Corp.                     676,350
        82,300 Daicel Corp.                        1,022,210
        21,600 Hitachi Chemical Co., Ltd.            643,343
        48,300 Kuraray Co., Ltd.                     875,176
        27,900 Mitsubishi Chemical
                 Holdings Corp.                      230,716
        53,200 Mitsubishi Gas Chemical Co., Inc.   1,123,361
         5,300 Nissan Chemical Industries Ltd.       174,821
        78,400 Taiyo Nippon Sanso Corp.              878,972
       101,000 Tosoh Corp.                         1,033,572
                                                ------------
                                                   6,658,521
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 0.4%
        26,000 Kajima Corp.                          219,142
                                                ------------
               CONSTRUCTION MATERIALS - 1.7%
       285,000 Taiheiyo Cement Corp.               1,036,364
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 2.5%
       175,600 Mitsubishi UFJ Lease & Finance
                 Co., Ltd.                           958,599
        34,900 ORIX Corp.                            539,906
                                                ------------
                                                   1,498,505
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.7%
        21,500 Nippon Telegraph & Telephone
                 Corp.                          $  1,015,026
                                                ------------
               ELECTRIC UTILITIES - 4.8%
        64,900 Chubu Electric Power Co., Inc.        861,198
        30,800 Chugoku Electric Power (The)
                 Co., Inc.                           339,286
        49,900 Kansai Electric Power (The)
                 Co., Inc.                           686,333
        16,700 Kyushu Electric Power Co., Inc.       202,523
        29,000 Tohoku Electric Power Co., Inc.       400,933
        89,900 Tokyo Electric Power Co.,
                 Holdings, Inc. (a)                  370,071
                                                ------------
                                                   2,860,344
                                                ------------
               ELECTRICAL EQUIPMENT - 2.2%
       176,000 Fuji Electric Co., Ltd.               926,357
        26,000 Mitsubishi Electric Corp.             373,443
                                                ------------
                                                   1,299,800
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 1.6%
         9,000 Hitachi High-Technologies Corp.       348,878
        67,000 Hitachi Ltd.                          410,667
         2,600 TDK Corp.                             170,829
                                                ------------
                                                     930,374
                                                ------------
               FOOD PRODUCTS - 1.3%
        26,000 NH Foods Ltd.                         789,420
                                                ------------
               GAS UTILITIES - 1.4%
        94,000 Osaka Gas Co., Ltd.                   384,023
        83,000 Tokyo Gas Co., Ltd.                   431,179
                                                ------------
                                                     815,202
                                                ------------
               HOUSEHOLD DURABLES - 6.5%
        89,300 Haseko Corp.                        1,082,954
        47,900 Iida Group Holdings Co., Ltd.         796,807
        45,600 Sekisui Chemical Co., Ltd.            815,306
       315,000 Sharp Corp. (a) (b)                 1,167,860
                                                ------------
                                                   3,862,927
                                                ------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS - 1.0%
        23,600 Electric Power Development
                 Co., Ltd.                           582,892
                                                ------------
               INSURANCE - 5.2%
        22,100 Dai-ichi Life Holdings, Inc.          398,183
        29,400 MS&AD Insurance Group
                 Holdings, Inc.                      986,491
        16,100 Sompo Holdings, Inc.                  621,097
        13,700 T&D Holdings, Inc.                    208,226
        22,200 Tokio Marine Holdings, Inc.           918,001
                                                ------------
                                                   3,131,998
                                                ------------


Page 58                 See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES - 2.4%
        97,000 Fujitsu Ltd.                     $    713,906
        20,900 Itochu Techno-Solutions Corp.         730,269
                                                ------------
                                                   1,444,175
                                                ------------
               LEISURE PRODUCTS - 1.1%
        48,800 Sega Sammy Holdings, Inc.             656,018
                                                ------------
               MACHINERY - 5.3%
        35,900 Hino Motors Ltd.                      398,020
        25,200 Hitachi Construction Machinery
                 Co., Ltd.                           628,908
        38,800 Minebea Mitsumi, Inc.                 622,663
        46,900 NSK Ltd.                              585,025
       141,000 Sumitomo Heavy Industries Ltd.        928,926
                                                ------------
                                                   3,163,542
                                                ------------
               MARINE - 1.0%
       198,000 Mitsui OSK Lines Ltd.                 580,929
                                                ------------
               MEDIA - 3.3%
        52,000 Fuji Media Holdings, Inc.             705,508
        59,100 Hakuhodo DY Holdings, Inc.            783,446
        30,000 Nippon Television Holdings, Inc.      503,579
                                                ------------
                                                   1,992,533
                                                ------------
               METALS & MINING - 1.5%
        13,500 Hitachi Metals Ltd.                   187,482
        23,600 Mitsubishi Materials Corp.            713,403
                                                ------------
                                                     900,885
                                                ------------
               MULTILINE RETAIL - 1.2%
        12,900 Izumi Co., Ltd.                       731,736
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 1.6%
        34,200 Idemitsu Kosan Co., Ltd.              969,976
                                                ------------
               PROFESSIONAL SERVICES - 0.4%
        13,500 Recruit Holdings Co., Ltd.            231,771
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 1.8%
        13,000 Aeon Mall Co., Ltd.                   255,666
        42,800 Nomura Real Estate Holdings,
                 Inc.                                838,686
                                                ------------
                                                   1,094,352
                                                ------------
               ROAD & RAIL - 3.2%
         5,400 Central Japan Railway Co.             879,075
         5,500 Hankyu Hanshin Holdings, Inc.         197,555
       135,000 Nippon Express Co., Ltd.              843,788
                                                ------------
                                                   1,920,418
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 1.4%
        10,900 Advantest Corp.                       186,262
        28,000 Sumco Corp.                           405,032
         2,000 Tokyo Electron Ltd.                   269,571
                                                ------------
                                                     860,865
                                                ------------
               SOFTWARE - 0.4%
         4,500 Konami Holdings Corp.                 249,655
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL - 0.8%
           400 Fast Retailing Co., Ltd.         $    133,079
        67,300 Yamada Denki Co., Ltd.                333,882
                                                ------------
                                                     466,961
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 4.1%
        20,200 Brother Industries Ltd.               465,691
        18,300 Konica Minolta, Inc.                  151,639
       274,000 NEC Corp.                             725,957
        64,400 Ricoh Co., Ltd.                       567,991
        25,700 Seiko Epson Corp.                     571,010
                                                ------------
                                                   2,482,288
                                                ------------
               TRADING COMPANIES &
                 DISTRIBUTORS - 3.7%
        64,100 Marubeni Corp.                        413,636
       149,500 Sojitz Corp.                          366,855
        77,300 Sumitomo Corp.                      1,004,780
        13,900 Toyota Tsusho Corp.                   415,857
                                                ------------
                                                   2,201,128
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 2.4%
        14,300 KDDI Corp.                            378,240
         7,800 NTT DOCOMO, Inc.                      183,913
        11,000 SoftBank Group Corp.                  889,682
                                                ------------
                                                   1,451,835
                                                ------------
               TOTAL COMMON STOCKS                59,748,158
               (Cost $55,697,023)               ------------

               MONEY MARKET FUNDS - 1.3%
       771,387 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (c) (d)                       771,387
               (Cost $771,387)                  ------------

               TOTAL INVESTMENTS - 101.1%         60,519,545
               (Cost $56,468,410) (e)
               NET OTHER ASSETS AND
                 LIABILITIES - (1.1%)               (641,619)
                                                ------------
               NET ASSETS - 100.0%              $ 59,877,926
                                                ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $735,196 and the total value of the collateral held by the Fund is $771,387.

(c)   Interest rate shown reflects yield as of June 30, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,548,438 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,497,303.


                        See Notes to Financial Statements                Page 59

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $ 59,748,158    $ 59,748,158      $     --        $     --
Money Market
  Funds                  771,387         771,387            --              --
                    ------------------------------------------------------------
Total Investments   $ 60,519,545    $ 60,519,545      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $    735,196
Non-cash Collateral(2)                              (735,196)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Japan                                               99.8%
United States                                        1.3
------------------------------------------------------------
TOTAL INVESTMENTS                                  101.1
NET OTHER ASSETS AND LIABILITIES                    (1.1)
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 60                 See Notes to Financial Statements

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AIR FREIGHT & LOGISTICS - 1.2%
           464 Hyundai Glovis Co., Ltd.         $     63,670
                                                ------------
               AUTO COMPONENTS - 4.7%
         2,471 Hankook Tire Co., Ltd.                137,356
           543 Hyundai Mobis Co., Ltd.               118,647
                                                ------------
                                                     256,003
                                                ------------
               AUTOMOBILES - 6.0%
         1,227 Hyundai Motor Co.                     171,050
         4,564 Kia Motors Corp.                      152,379
                                                ------------
                                                     323,429
                                                ------------
               BANKS - 12.7%
         4,586 Hana Financial Group, Inc.            181,371
         8,463 Industrial Bank of Korea              105,404
         2,511 KB Financial Group, Inc.              126,631
         3,167 Shinhan Financial Group Co., Ltd.     136,462
         8,429 Woori Bank                            135,922
                                                ------------
                                                     685,790
                                                ------------
               BIOTECHNOLOGY - 1.9%
         1,001 Celltrion, Inc. (a)                   100,699
                                                ------------
               BUILDING PRODUCTS - 1.4%
           199 KCC Corp.                              75,920
                                                ------------
               CHEMICALS - 9.0%
         7,252 Hanwha Chemical Corp.                 191,418
           739 Hyosung Corp.                         108,187
           275 LG Chem, Ltd.                          69,943
           388 Lotte Chemical Corp.                  116,656
                                                ------------
                                                     486,204
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 3.7%
           797 Hyundai Development Co.-
                 Engineering & Construction           32,705
         4,185 Hyundai Engineering &
                 Construction Co., Ltd.              168,439
                                                ------------
                                                     201,144
                                                ------------
               CONSUMER FINANCE - 1.1%
         1,805 Samsung Card Co., Ltd.                 61,605
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 0.0%
           196 Neo Holdings Co., Ltd. (b) (c)              0
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 3.2%
        12,515 LG Uplus Corp.                        170,637
                                                ------------
               ELECTRIC UTILITIES - 2.7%
         4,066 Korea Electric Power Corp.            144,992
                                                ------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS &
                 COMPONENTS - 2.1%
         3,417 LG Display Co., Ltd.                  110,799
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD & STAPLES
                 RETAILING - 2.9%
           587 E-MART, Inc.                     $    120,309
           753 GS Retail Co., Ltd.                    33,959
                                                ------------
                                                     154,268
                                                ------------
               FOOD PRODUCTS - 0.6%
           100 CJ CheilJedang Corp.                   31,596
                                                ------------
               GAS UTILITIES - 2.5%
         2,958 Korea Gas Corp. (c)                   137,539
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                 - 0.6%
         1,002 Kangwon Land, Inc.                     30,520
                                                ------------
               HOUSEHOLD DURABLES - 2.9%
           360 Hanssem Co., Ltd.                      57,894
         1,389 LG Electronics, Inc.                   97,363
                                                ------------
                                                     155,257
                                                ------------
               INDUSTRIAL CONGLOMERATES - 7.0%
           192 CJ Corp.                               31,800
         1,791 LG Corp.                              121,002
           285 Samsung C&T Corp.                      36,866
           780 SK Holdings Co., Ltd.                 189,520
                                                ------------
                                                     379,188
                                                ------------
               INSURANCE - 5.5%
           573 Dongbu Insurance Co., Ltd.             34,055
        27,431 Hanwha Life Insurance Co., Ltd.       166,866
           133 Samsung Fire & Marine Insurance
                 Co., Ltd.                            32,723
           637 Samsung Life Insurance Co., Ltd.       65,139
                                                ------------
                                                     298,783
                                                ------------
               INTERNET SOFTWARE & SERVICES
                 - 0.6%
            46 NAVER Corp.                            33,691
                                                ------------
               MACHINERY - 5.7%
           918 Hyundai Heavy Industries
                 Co., Ltd. (c)                       141,614
        15,492 Samsung Heavy Industries
                 Co., Ltd. (c)                       168,575
                                                ------------
                                                     310,189
                                                ------------
               METALS & MINING - 6.4%
         3,143 Hyundai Steel Co.                     170,864
           696 POSCO                                 174,586
                                                ------------
                                                     345,450
                                                ------------
               MULTILINE RETAIL - 1.6%
           323 Lotte Shopping Co., Ltd.               85,680
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 5.5%
         2,649 GS Holdings Corp.                     157,900
           846 S-Oil Corp.                            70,096
           489 SK Innovation Co., Ltd.                67,742
                                                ------------
                                                     295,738
                                                ------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS &
                 SEMICONDUCTOR
                 EQUIPMENT - 2.6%
         2,404 SK Hynix, Inc.                   $    141,616
                                                ------------
               TECHNOLOGY HARDWARE,
                 STORAGE & PERIPHERALS
                  - 3.1%
            80 Samsung Electronics Co., Ltd.         166,202
                                                ------------
               TOBACCO - 0.7%
           355 KT&G Corp.                             36,302
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 2.1%
           480 SK Telecom Co., Ltd.                  111,594
                                                ------------
               TOTAL INVESTMENTS - 100.0%          5,394,505
               (Cost $4,289,397) (d)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.0%                      632
                                                ------------
               NET ASSETS - 100.0%              $  5,395,137
                                                ============

(a) Non-income producing security which pays in-kind distributions. There were no in-kind distributions received for the six months ended June 30, 2017.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,141,171 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,063.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
  Diversified
    Financial
    Services        $         --*   $         --      $     --*       $     --
  Other Industry
    Categories**       5,394,505       5,394,505            --              --
                    ------------------------------------------------------------
Total Investments   $  5,394,505    $  5,394,505      $     --*       $     --
                    ============================================================

*  Investment is valued at zero.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

COUNTRY ALLOCATION***                        % OF NET ASSETS
------------------------------------------------------------
South Korea                                        100.0%
------------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0
                                                  -------
TOTAL                                              100.0%
                                                  =======

*** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 62                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 94.4%
               AUSTRALIA - 3.6%
       125,403 AGL Energy Ltd.                  $  2,457,811
        73,609 Aristocrat Leisure Ltd.             1,276,352
       269,730 BlueScope Steel Ltd.                2,738,624
        94,079 Computershare Ltd.                  1,022,451
       224,006 Crown Resorts Ltd.                  2,114,260
       530,801 Fortescue Metals Group Ltd.         2,129,622
       375,250 Origin Energy Ltd. (b)              1,978,542
       340,040 Qantas Airways Ltd.                 1,494,949
       958,519 South32 Ltd.                        1,974,403
                                                ------------
                                                  17,187,014
                                                ------------
               AUSTRIA - 1.3%
        15,070 Lenzing AG                          2,700,594
        12,789 OMV AG                                663,667
        66,895 Raiffeisen Bank International
                 AG (b)                            1,688,531
        29,640 Verbund AG                            565,012
        12,784 voestalpine AG                        595,731
                                                ------------
                                                   6,213,535
                                                ------------
               BELGIUM - 0.3%
        17,426 Melexis N.V.                        1,431,033
                                                ------------
               BERMUDA - 2.8%
       216,907 Great Eagle Holdings Ltd.           1,102,948
       328,000 Hongkong Land Holdings Ltd.         2,414,080
       727,424 Kerry Properties Ltd.               2,469,018
     2,348,202 Nine Dragons Paper Holdings Ltd.    3,127,948
       829,592 NWS Holdings Ltd.                   1,632,099
       377,931 Orient Overseas International
                 Ltd. (b)                          2,710,762
                                                ------------
                                                  13,456,855
                                                ------------
               CANADA - 2.5%
         8,519 Canadian Tire Corp., Ltd.,
                 Class A                             969,358
       134,484 Husky Energy, Inc. (b)              1,526,530
        11,676 Industrial Alliance Insurance &
                 Financial Services, Inc.            506,548
        46,898 Magna International, Inc.           2,172,396
        57,047 Manulife Financial Corp.            1,069,411
         7,050 Onex Corp.                            564,359
        44,660 Open Text Corp.                     1,409,573
        69,416 Teck Resources Ltd., Class B        1,203,325
        48,390 West Fraser Timber Co., Ltd.        2,290,390
                                                ------------
                                                  11,711,890
                                                ------------
               CAYMAN ISLANDS - 2.5%
       185,464 ASM Pacific Technology Ltd.         2,506,126
       224,472 Cheung Kong Property Holdings
                 Ltd.                              1,758,124
        41,038 CK Hutchison Holdings Ltd.            515,114
       690,256 Kingboard Chemical Holdings
                 Ltd.                              2,749,548
     1,980,550 Lee & Man Paper
                 Manufacturing Ltd.                1,839,139
       317,671 Shimao Property Holdings Ltd.         543,594
     2,292,876 Xinyi Glass Holdings Ltd.           2,270,131
                                                ------------
                                                  12,181,776
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DENMARK - 1.7%
        29,540 Danske Bank A.S.                 $  1,136,162
        27,441 Dfds A.S.                           1,462,177
        38,869 DSV A.S.                            2,388,136
         2,612 Genmab A.S. (b)                       557,277
        21,694 H Lundbeck A.S.                     1,217,598
       195,100 TDC A.S.                            1,134,576
                                                ------------
                                                   7,895,926
                                                ------------
               FINLAND - 0.9%
        25,805 Neste OYJ                           1,016,530
       103,222 Outokumpu OYJ                         824,086
        85,149 Stora Enso OYJ, Class R             1,099,931
        42,845 UPM-Kymmene OYJ                     1,221,428
                                                ------------
                                                   4,161,975
                                                ------------
               FRANCE - 7.2%
        50,515 Alstom S.A. (b)                     1,766,066
        20,342 Atos SE                             2,855,411
         2,973 BioMerieux                            643,468
         8,287 Cie Generale des
                 Etablissements Michelin           1,101,726
        27,635 Cie Plastic Omnium S.A.             1,007,974
        74,171 CNP Assurances                      1,665,062
        32,095 Eurazeo S.A.                        2,408,018
        52,902 Faurecia                            2,686,967
        20,125 Ipsen S.A.                          2,754,844
         5,837 Kering                              1,988,019
         4,583 LVMH Moet Hennessy
                 Louis Vuitton SE                  1,142,686
       245,009 Natixis S.A.                        1,644,602
        10,485 Orpea                               1,168,564
        99,968 Peugeot S.A.                        1,994,127
        23,172 Renault S.A.                        2,097,422
        55,432 Rexel S.A.                            906,939
        10,269 Rubis SCA                           1,163,960
        19,841 Societe Generale S.A.               1,067,578
        35,340 Ubisoft Entertainment S.A. (b)      2,005,263
        37,780 Valeo S.A.                          2,545,444
                                                ------------
                                                  34,614,140
                                                ------------
               GERMANY - 5.6%
        10,583 adidas AG                           2,027,657
         2,716 Allianz SE                            534,799
        16,550 Bayerische Motoren Werke AG         1,536,402
        20,450 Daimler AG                          1,480,131
       155,172 Deutsche Lufthansa AG               3,531,302
        61,134 Deutsche Wohnen AG                  2,338,412
        15,471 Freenet AG                            493,440
        11,360 Hella KGaA Hueck & Co.                559,150
         9,133 HOCHTIEF AG                         1,673,173
        49,279 Infineon Technologies AG            1,040,410
        15,473 MTU Aero Engines AG                 2,182,552
        18,448 Porsche Automobil Holding
                 SE (Preference Shares)            1,036,452
        23,997 Rheinmetall AG                      2,278,167
        11,021 Siemens AG                          1,514,922
         6,907 Volkswagen AG (Preference
                 Shares)                           1,051,976


                        See Notes to Financial Statements                Page 63

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
        57,127 Vonovia SE                       $  2,268,333
        18,178 Wirecard AG (c)                     1,156,859
                                                ------------
                                                  26,704,137
                                                ------------
               HONG KONG - 2.9%
       355,290 Hang Lung Group Ltd.                1,469,861
       194,134 Hang Lung Properties Ltd.             484,872
       447,535 Henderson Land Development
                 Co., Ltd.                         2,496,353
       410,329 New World Development Co., Ltd.       520,831
     2,154,468 Sun Art Retail Group Ltd.           1,716,411
       172,084 Sun Hung Kai Properties Ltd.        2,528,102
        50,650 Swire Pacific Ltd., Class A           494,664
       235,197 Wharf Holdings (The) Ltd.           1,949,067
       318,603 Wheelock & Co., Ltd.                2,403,565
                                                ------------
                                                  14,063,726
                                                ------------
               IRELAND - 0.3%
        47,322 Kingspan Group PLC                  1,624,437
                                                ------------
               ISRAEL - 0.3%
        89,453 Mizrahi Tefahot Bank Ltd.           1,628,353
                                                ------------
               ITALY - 1.7%
       170,053 Brembo S.p.A.                       2,488,035
        19,655 Buzzi Unicem S.p.A.                   489,163
        30,912 Industria Macchine Automatiche
                 S.p.A.                            2,840,379
     2,238,310 Telecom Italia S.p.A. (b)           2,065,641
                                                ------------
                                                   7,883,218
                                                ------------
               JAPAN - 25.6%
        41,100 Aisin Seiki Co., Ltd.               2,101,134
        35,600 Alps Electric Co., Ltd.             1,025,508
       496,000 ANA Holdings, Inc.                  1,721,613
        42,030 Asahi Glass Co., Ltd.               1,767,521
       103,850 Asahi Kasei Corp.                   1,114,904
        37,410 Bridgestone Corp.                   1,609,819
        12,400 Central Japan Railway Co.           2,018,617
       150,776 Chubu Electric Power Co., Inc.      2,000,740
        45,600 Chugoku Electric Power (The)
                 Co., Inc.                           502,320
        15,700 Coca-Cola Bottlers Japan, Inc.        453,656
        34,100 CyberAgent, Inc.                    1,056,577
       167,700 Daicel Corp.                        2,082,924
        23,000 Denso Corp.                           969,691
        41,000 DIC Corp.                           1,470,860
         3,300 Disco Corp.                           525,770
        64,700 Electric Power Development
                 Co., Ltd.                         1,598,014
       425,000 Fuji Electric Co., Ltd.             2,236,942
       109,800 Fuji Media Holdings, Inc.           1,489,707
        83,000 Fujitsu Ltd.                          610,868
        15,500 Hankyu Hanshin Holdings, Inc.         556,746
        18,234 Hitachi Chemical Co., Ltd.            543,089
        20,300 Hitachi Construction Machinery
                 Co., Ltd.                           506,620
        71,962 Hitachi Metals Ltd.                   999,374
        33,560 Honda Motor Co., Ltd.                 914,228


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
        72,600 Idemitsu Kosan Co., Ltd.         $  2,059,071
       641,000 IHI Corp. (b)                       2,177,035
       164,586 Iida Group Holdings Co., Ltd.       2,737,856
        38,190 Isuzu Motors Ltd.                     470,605
        35,600 ITOCHU Corp.                          528,263
        68,800 Itochu Techno-Solutions Corp.       2,403,948
        79,716 Japan Airlines Co., Ltd.            2,462,177
       102,800 JXTG Holdings, Inc.                   448,490
       155,000 Kajima Corp.                        1,306,424
        82,300 Kansai Electric Power (The)
                 Co., Inc.                         1,131,968
        38,500 KDDI Corp.                          1,018,337
       169,300 Konica Minolta, Inc.                1,402,868
       133,186 Kuraray Co., Ltd.                   2,413,275
        19,900 LIXIL Group Corp.                     496,991
       105,240 Mazda Motor Corp.                   1,467,138
       379,000 Mebuki Financial Group, Inc.        1,408,509
       151,400 MINEBEA MITSUMI, Inc.               2,429,669
       195,800 Mitsubishi Chemical
                 Holdings Corp.                    1,619,147
        97,300 Mitsubishi Gas Chemical Co., Inc.   2,054,568
        66,736 Mitsubishi Materials Corp.          2,017,359
       101,300 Mitsubishi UFJ Lease &
                 Finance Co., Ltd.                   552,996
       321,000 Mitsui OSK Lines Ltd.                 941,809
        42,000 Mixi, Inc.                          2,333,852
       629,000 NEC Corp.                           1,666,521
       102,100 Nichirei Corp.                      2,859,435
        35,458 Nippon Telegraph &
                 Telephone Corp.                   1,673,990
        58,700 Nippon Television Holdings, Inc.      985,335
       157,100 Nissan Motor Co., Ltd.              1,561,572
       141,258 NSK Ltd.                            1,762,036
        21,700 NTT DOCOMO, Inc.                      511,655
       108,000 Oji Holdings Corp.                    556,924
        68,200 ORIX Corp.                          1,055,061
       133,032 Osaka Gas Co., Ltd.                   543,483
       150,500 Recruit Holdings Co., Ltd.          2,583,823
        34,300 SCREEN Holdings Co., Ltd.           2,287,175
       150,700 Sega Sammy Holdings, Inc.           2,025,858
        61,200 Seibu Holdings, Inc.                1,130,139
        92,100 Sekisui House Ltd.                  1,620,911
       359,000 Sharp Corp. (b) (c)                 1,330,989
        13,800 Sompo Holdings, Inc.                  532,369
        91,300 Start Today Co., Ltd.               2,244,450
        27,560 Subaru Corp.                          927,692
       187,700 Sumitomo Corp.                      2,439,808
       145,000 Sumitomo Heavy Industries Ltd.        955,279
       148,150 Sumitomo Rubber Industries Ltd.     2,497,376
        36,500 Suzuki Motor Corp.                  1,729,673
        34,800 T&D Holdings, Inc.                    528,923
       605,000 Taiheiyo Cement Corp.               2,200,000
        15,900 TDK Corp.                           1,044,685
        53,600 Teijin Ltd.                         1,029,825
       135,500 Temp Holdings Co., Ltd.             2,537,124
        80,200 THK Co., Ltd.                       2,267,491
       257,900 Tokyo Electric Power Co.,
                 Holdings, Inc. (b)                1,061,638


Page 64                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
         4,600 Tokyo Electron Ltd.              $    620,013
       172,760 Tosoh Corp.                         1,767,920
        93,300 Toyo Seikan Group Holdings Ltd.     1,572,765
        19,900 Toyoda Gosei Co., Ltd.                473,991
        30,500 Toyota Industries Corp.             1,602,623
        27,900 Toyota Motor Corp.                  1,461,789
        50,000 Toyota Tsusho Corp.                 1,495,888
        75,500 Yaskawa Electric Corp.              1,598,271
                                                ------------
                                                 122,504,097
                                                ------------
               JERSEY - 0.5%
       515,383 Glencore PLC                        1,927,860
       126,483 IWG PLC                               532,762
                                                ------------
                                                   2,460,622
                                                ------------
               LUXEMBOURG - 0.8%
        59,818 ArcelorMittal (b)                   1,356,858
       169,161 Subsea 7 S.A.                       2,275,404
                                                ------------
                                                   3,632,262
                                                ------------
               MAURITIUS - 0.4%
     7,324,500 Golden Agri-Resources Ltd.          1,995,052
                                                ------------
               NETHERLANDS - 2.0%
        26,453 Airbus Group SE                     2,175,357
         6,069 Akzo Nobel N.V.                       527,434
       111,229 Altice N.V., Class A (b)            2,566,212
        34,622 Koninklijke Vopak N.V.              1,605,467
         8,720 Randstad Holding N.V.                 509,132
       164,708 STMicroelectronics N.V.             2,366,565
                                                ------------
                                                   9,750,167
                                                ------------
               NEW ZEALAND - 0.1%
        86,748 Fletcher Building Ltd.                507,916
                                                ------------
               NORWAY - 0.6%
       260,733 Norsk Hydro ASA                     1,445,333
        39,323 Yara International ASA              1,477,070
                                                ------------
                                                   2,922,403
                                                ------------
               PORTUGAL - 0.0%
        81,454 Banco Espirito Santo
                 S.A. (b) (d) (e)                          0
                                                ------------
               SINGAPORE - 0.9%
        69,400 City Developments Ltd.                540,884
       760,800 Global Logistic Properties Ltd.     1,580,453
     1,215,700 Hutchison Port Holdings Trust         522,751
       210,000 Singapore Airlines Ltd.             1,543,635
                                                ------------
                                                   4,187,723
                                                ------------
               SOUTH KOREA - 13.2%
        21,494 BGF retail Co., Ltd.                1,897,386
        13,728 E-MART, Inc.                        2,813,631
        38,188 GS Holdings Corp.                   2,276,294
        61,080 Hana Financial Group, Inc.          2,415,654
        51,763 Hankook Tire Co., Ltd.              2,877,356
       106,860 Hanwha Chemical Corp.               2,820,585
        93,414 Hanwha Life Insurance Co., Ltd.       568,248
         4,164 Hyosung Corp.                         609,597


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOUTH KOREA (CONTINUED)
        34,195 Hyundai Engineering &
                 Construction Co., Ltd.         $  1,376,288
         3,838 Hyundai Glovis Co., Ltd.              526,649
         2,550 Hyundai Heavy Industries Co.,
                 Ltd. (b)                            393,371
        11,730 Hyundai Mobis Co., Ltd.             2,563,038
        14,329 Hyundai Motor Co.                   1,997,531
        38,579 Hyundai Steel Co.                   2,097,289
        46,247 Industrial Bank of Korea              575,991
        23,030 KB Financial Group, Inc.            1,161,413
        76,143 Kia Motors Corp.                    2,542,204
        60,734 Korea Electric Power Corp.          2,165,754
         2,612 Korea Zinc Co., Ltd.                1,041,010
        11,574 KT&G Corp.                          1,183,549
         1,919 LG Chem, Ltd.                         488,073
        32,149 LG Corp.                            2,172,021
        74,608 LG Display Co., Ltd.                2,419,225
        24,929 LG Electronics, Inc.                1,747,416
       197,280 LG Uplus Corp.                      2,689,829
         7,614 Lotte Chemical Corp.                2,289,224
       179,832 NH Investment & Securities
                 Co., Ltd.                         2,334,052
         3,878 POSCO                                 972,762
        16,842 S-Oil Corp.                         1,395,465
        16,237 Samsung Electro-Mechanics
                 Co., Ltd.                         1,447,515
         1,096 Samsung Electronics Co., Ltd.       2,276,967
         4,634 SK Holdings Co., Ltd.               1,125,947
        55,864 SK Hynix, Inc.                      3,290,857
        16,944 SK Innovation Co., Ltd.             2,347,266
         8,956 SK Telecom Co., Ltd.                2,082,154
                                                ------------
                                                  62,981,611
                                                ------------
               SPAIN - 1.6%
        82,110 Banco Santander S.A.                  543,185
        21,268 Gamesa Corp. Tecnologica S.A.         454,125
        42,523 Grupo Catalana Occidente S.A.       1,788,746
        76,272 International Consolidated
                 Airlines Group S.A.                 605,977
       733,630 Mapfre S.A.                         2,562,346
        97,766 Repsol S.A.                         1,496,290
                                                ------------
                                                   7,450,669
                                                ------------
               SWEDEN - 4.4%
        33,743 Boliden AB                            920,806
       189,588 Castellum AB                        2,783,724
        96,355 Fastighets AB Balder, Class B (b)   2,333,189
       169,601 Hufvudstaden AB, Class A            2,812,356
       108,755 Industrivarden AB, Class A          2,768,994
        59,711 Investor AB, Class B                2,877,570
        37,075 L E Lundbergforetagen AB,
                 Class B                           2,926,499
        23,815 Saab AB, Class B                    1,175,952
       136,194 Volvo AB, Class B                   2,321,443
                                                ------------
                                                  20,920,533
                                                ------------


                        See Notes to Financial Statements                Page 65

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SWITZERLAND - 2.3%
         7,098 Adecco Group AG                  $    539,623
        16,547 Dufry AG (b)                        2,710,954
        17,061 LafargeHolcim Ltd.                    976,795
        63,424 Logitech International S.A.         2,331,521
         5,325 SFS Group AG                          604,192
           252 Sika AG                             1,618,855
         1,087 Straumann Holding AG                  618,374
         3,125 Swiss Life Holding AG               1,054,594
         6,344 Temenos Group AG                      566,322
                                                ------------
                                                  11,021,230
                                                ------------
               UNITED KINGDOM - 8.4%
       269,167 3i Group PLC                        3,163,953
        99,257 Anglo American PLC (b)              1,323,799
        48,818 Ashtead Group PLC                   1,010,334
        33,373 ASOS PLC (b)                        2,498,898
       379,211 Aviva PLC                           2,597,932
        62,799 BAE Systems PLC                       518,156
       221,490 Barratt Developments PLC            1,625,583
        59,709 Bellway PLC                         2,313,598
       157,303 easyJet PLC                         2,784,309
       662,965 G4S PLC                             2,818,395
       333,180 GKN PLC                             1,414,678
       239,739 Inchcape PLC                        2,355,912
       305,320 J Sainsbury PLC                     1,000,920
       523,593 JD Sports Fashion PLC               2,386,838
       494,916 Kingfisher PLC                      1,938,322
       542,799 Melrose Industries PLC              1,714,399
        91,234 NMC Health PLC                      2,597,574
        95,725 Prudential PLC                      2,195,562
       163,551 Rentokil Initial PLC                  582,175
        49,843 Smiths Group PLC                    1,036,741
        32,304 Spectris PLC                        1,061,536
        37,992 St. James's Place PLC                 584,885
       218,863 Taylor Wimpey PLC                     502,272
                                                ------------
                                                  40,026,771
                                                ------------
               TOTAL COMMON STOCKS               451,119,071
               (Cost $424,799,862)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 5.5%
               AUSTRALIA - 2.5%
       338,474 Dexus                               2,466,232
       642,115 GPT (The) Group                     2,364,007
     1,509,996 Mirvac Group                        2,472,042
       770,837 Scentre Group                       2,399,484
     1,168,512 Vicinity Centres                    2,308,164
                                                ------------
                                                  12,009,929
                                                ------------
               CANADA - 0.2%
        20,206 Canadian Apartment Properties
                 REIT (c)                            523,069
        25,682 RioCan Real Estate
                 Investment Trust                    476,685
                                                ------------
                                                     999,754
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT
                 TRUSTS (a) (CONTINUED)
               FRANCE - 1.1%
        12,048 Fonciere Des Regions             $  1,117,638
        11,125 Gecina S.A.                         1,745,227
        25,876 Klepierre                           1,060,555
         4,306 Unibail-Rodamco SE                  1,085,178
                                                ------------
                                                   5,008,598
                                                ------------
               HONG KONG - 1.0%
     3,294,888 Champion REIT                       2,097,431
       359,874 Link REIT                           2,737,964
                                                ------------
                                                   4,835,395
                                                ------------
               SPAIN - 0.5%
       180,047 Merlin Properties Socimi S.A.       2,274,386
                                                ------------
               UNITED KINGDOM - 0.2%
       176,887 Segro PLC                           1,127,051
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                26,255,113
               (Cost $26,196,063)               ------------

               MONEY MARKET FUNDS - 0.6%
     2,896,124 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (f) (g)                     2,896,124
               (Cost $2,896,124)                ------------

               TOTAL INVESTMENTS - 100.5%        480,270,308
               (Cost $453,892,049) (h)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.5%)            (2,389,499)
                                                ------------
               NET ASSETS - 100.0%              $477,880,809
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $929,248 and the total value of the collateral held by the Fund is $2,896,124.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(e)   This issuer has filed for protection in bankruptcy court.

(f)   This security serves as collateral for securities on loan.

(g)   Interest rate shown reflects yield as of June 30, 2017.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,775,563 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,397,304.


Page 66                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
  Portugal          $         --*   $         --      $     --        $     --*
  Other Country
    Categories**     451,119,071     451,119,071            --              --
                    ------------------------------------------------------------
Total Common
  Stocks             451,119,071     451,119,071            --              --*
Real Estate
  Investment
    Trusts**          26,255,113      26,255,113            --              --
Money Market
  Funds                2,896,124       2,896,124            --              --
                    ------------------------------------------------------------
Total Investments   $480,270,308    $480,270,308      $     --        $     --*
                    ============================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2017
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $    929,248
Non-cash Collateral(2)                              (929,248)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                        See Notes to Financial Statements                Page 67

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

JUNE 30, 2017 (UNAUDITED)

CURRENCY EXPOSURE                                 % OF TOTAL
DIVERSIFICATION                                  INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        25.5%
Euro                                                22.5
South Korean Won                                    13.1
British Pound Sterling                               9.2
Hong Kong Dollar                                     8.8
Australian Dollar                                    6.1
Swedish Krona                                        4.4
Canadian Dollar                                      2.6
Swiss Franc                                          2.3
Danish Krone                                         1.6
US Dollar                                            1.2
Singapore Dollar                                     1.2
Norwegian Krone                                      1.1
Israeli Shekel                                       0.3
New Zealand Dollar                                   0.1
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 68                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 98.3%
               BERMUDA - 1.5%
       780,256 Haier Electronics Group Co.,
                 Ltd.                           $  2,028,729
       810,377 Hanergy Thin Film Power
                 Group Ltd. (b) (c)                        0
     2,574,252 Kunlun Energy Co., Ltd.             2,182,729
                                                ------------
                                                   4,211,458
                                                ------------
               BRAZIL - 9.1%
       128,585 Banco Bradesco S.A.
                 (Preference Shares)               1,092,598
       168,126 Banco do Brasil S.A.                1,360,070
       136,893 Banco Santander Brasil S.A.         1,033,030
       343,007 Centrais Eletricas Brasileiras
                 S.A. (Preference Shares)          1,699,039
       232,285 Cia de Saneamento Basico do
                 Estado de Sao Paulo               2,219,851
       145,312 Cia de Transmissao de Energia
                 Electrica Paulista
                 (Preference Shares)               2,829,130
       183,386 Cia Energetica de Minas Gerais
                 (Preference Shares)                 447,269
        32,192 Equatorial Energia S.A.               526,476
       262,215 Fibria Celulose S.A.                2,676,051
       149,805 Itau Unibanco Holding S.A.
                 (Preference Shares)               1,661,787
       796,859 Itausa - Investimentos Itau S.A.
                 (Preference Shares)               2,169,600
       249,840 Klabin S.A.                         1,223,974
       285,021 Kroton Educacional S.A.             1,279,321
       428,176 Suzano Papel e Celulose S.A.
                 (Preference Shares)               1,843,035
       121,446 Telefonica Brasil S.A.
                 (Preference Shares)               1,645,967
       268,350 Vale S.A. (Preference Shares)       2,179,751
                                                ------------
                                                  25,886,949
                                                ------------
               CAYMAN ISLANDS - 14.7%
     3,576,665 Agile Group Holdings Ltd.           3,275,481
     3,217,317 China Evergrande Group (d)          5,777,403
     3,194,695 China Resources Cement
                 Holdings Ltd.                     1,587,639
       441,935 China Resources Land Ltd.           1,287,747
     3,982,157 China Zhongwang Holdings
                 Ltd. (d)                          1,749,457
     3,313,675 Country Garden Holdings Co.,
                  Ltd.                             3,841,044
     1,946,822 Geely Automobile Holdings Ltd.      4,199,128
       433,008 Kingsoft Corp., Ltd.                1,128,629
     1,087,309 Longfor Properties Co., Ltd.        2,336,876
       296,394 Minth Group Ltd.                    1,256,574
     1,616,574 Nexteer Automotive Group Ltd.       2,534,357
       962,863 Semiconductor Manufacturing
                 International Corp. (c)           1,116,102
     2,297,597 Sunac China Holdings Ltd.           4,802,693
       326,076 Sunny Optical Technology
                 Group Co., Ltd.                   2,923,531
     2,003,553 Zhongsheng Group Holdings Ltd.      3,736,397
                                                ------------
                                                  41,553,058
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHILE - 1.4%
     1,481,780 AES Gener S.A.                   $    522,108
     1,598,893 Enel Generacion Chile S.A.          1,207,218
       141,829 Latam Airlines Group S.A.           1,577,195
        17,333 Sociedad Quimica y Minera de
                 Chile S.A.                          574,411
                                                ------------
                                                   3,880,932
                                                ------------
               CHINA - 17.4%
     6,095,751 Aluminum Corp. of China Ltd.,
                 Class H (c)                       3,123,043
     3,349,933 Angang Steel Co., Ltd., Class H     2,497,180
       175,397 Anhui Conch Cement Co., Ltd.,
                 Class H                             609,934
     2,622,977 BAIC Motor Corp., Ltd.,
                 Class H (e)                       2,543,204
     6,641,540 BOE Technology Group Co.,
                 Ltd., Class B                     2,943,308
     1,690,443 China Communications
                 Construction Co., Ltd., Class H   2,178,157
     3,705,334 China National Building
                 Material Co., Ltd., Class H       2,202,095
       840,955 China Railway Construction
                 Corp., Ltd., Class H              1,096,507
     4,889,681 China Telecom Corp., Ltd.,
                 Class H                           2,323,514
     1,715,731 Chongqing Changan Automobile
                 Co., Ltd., Class B                2,263,483
     3,903,858 COSCO SHIPPING Holdings
                 Co., Ltd., Class H (c) (d)        1,845,063
     1,176,153 CSSC Offshore and Marine
                 Engineering Group Co., Ltd.,
                 Class H (d)                       2,103,004
     2,653,950 Dongfeng Motor Group Co.,
                 Ltd., Class H                     3,137,511
     2,093,610 Great Wall Motor Co., Ltd.,
                 Class H                           2,585,018
     1,489,025 Guangzhou Automobile Group
                 Co., Ltd., Class H                2,612,843
     5,165,709 Huaneng Renewables Corp.,
                 Ltd., Class H                     1,594,549
     2,146,120 Inner Mongolia Yitai Coal Co.,
                 Ltd., Class B                     2,210,503
     1,914,601 Jiangxi Copper Co., Ltd., Class H 3,143,816 4,962,684 Maanshan Iron & Steel Co., Ltd.,
                 Class H (c)                       1,983,179
     3,375,964 Weichai Power Co., Ltd., Class H 2,957,636 3,835,441 Yanzhou Coal Mining Co., Ltd.,
                 Class H                           3,438,778
                                                ------------
                                                  49,392,325
                                                ------------
               COLOMBIA - 0.9%
       594,821 Interconexion Electrica S.A. ESP    2,603,758
                                                ------------
               CZECH REPUBLIC - 0.6%
       103,630 CEZ A.S.                            1,803,510
                                                ------------
               EGYPT - 0.2%
       142,451 Commercial International Bank
                 Egypt SAE                           628,294
                                                ------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               HONG KONG - 7.0%
       460,696 Beijing Enterprises Holdings
                 Ltd.                           $  2,221,622
     1,477,807 China Everbright Ltd.               3,217,788
     3,721,805 China Jinmao Holdings
                 Group Ltd.                        1,534,971
       407,818 China Merchants Port Holdings
                 Co., Ltd.                         1,130,876
     1,042,907 China Overseas Land &
                 Investment Ltd.                   3,052,267
     1,321,371 China Resources Power Holdings
                 Co., Ltd.                         2,592,832
       492,219 China Taiping Insurance Holdings
                 Co., Ltd.                         1,247,026
       608,333 Shanghai Industrial Holdings Ltd.   1,799,883
     2,672,302 Shenzhen Investment Ltd.            1,180,852
     3,807,326 Sino-Ocean Land Holdings Ltd.       1,862,834
                                                ------------
                                                  19,840,951
                                                ------------
               INDIA - 7.9%
       227,955 Adani Ports & Special Economic
                 Zone Ltd.                         1,286,881
        33,052 Bajaj Finance Ltd.                    702,357
       237,683 Bharat Heavy Electricals Ltd.         497,521
       102,684 GAIL India Ltd.                       575,078
        26,832 HDFC Bank Ltd.                        686,953
       793,781 Hindalco Industries Ltd.            2,346,804
       220,908 Hindustan Petroleum Corp., Ltd.     1,741,632
       116,382 Indiabulls Housing Finance Ltd.     1,948,628
       411,337 JSW Steel Ltd.                      1,292,478
        24,577 Larsen & Toubro Ltd.                  641,369
       516,434 Punjab National Bank (c)            1,091,393
        58,607 Reliance Industries Ltd.            1,253,970
     1,069,248 Rural Electrification Corp., Ltd.   2,845,262
       240,564 Tata Steel Ltd.                     2,029,837
       422,333 Vedanta Ltd.                        1,624,973
        75,074 Yes Bank Ltd.                       1,702,587
                                                ------------
                                                  22,267,723
                                                ------------
               INDONESIA - 1.5%
    13,319,582 Adaro Energy Tbk PT                 1,579,061
     1,250,141 Bank Negara Indonesia Persero
                 Tbk PT                              619,091
     1,785,882 Semen Indonesia Persero Tbk PT      1,339,998
       291,650 United Tractors Tbk PT                600,697
                                                ------------
                                                   4,138,847
                                                ------------
               MALAYSIA - 2.2%
       473,600 CIMB Group Holdings Bhd               725,959
       968,100 Genting Malaysia Bhd                1,240,387
     1,441,500 MISC Bhd                            2,505,117
       576,800 Tenaga Nasional Bhd                 1,899,981
                                                ------------
                                                   6,371,444
                                                ------------
               MEXICO - 2.2%
       126,613 Grupo Elektra S.A.B. de C.V.        5,288,044
        46,487 Industrias Penoles S.A.B. de C.V.   1,051,447
                                                ------------
                                                   6,339,491
                                                ------------
               MULTINATIONAL - 0.5%
       294,177 BTG Pactual Group                   1,331,961
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               NETHERLANDS - 0.7%
        53,143 X5 Retail Group N.V., GDR (c)    $  1,841,405
                                                ------------
               POLAND - 4.5%
       195,178 Cyfrowy Polsat S.A. (c)             1,299,378
        61,183 KGHM Polska Miedz S.A.              1,826,913
           695 LPP S.A.                            1,340,993
     1,035,815 PGE Polska Grupa Energetyczna
                 S.A.                              3,385,026
        94,466 Polski Koncern Naftowy
                 ORLEN S.A.                        2,852,602
     1,196,786 Polskie Gornictwo Naftowe i
                 Gazownictwo S.A.                  2,041,123
                                                ------------
                                                  12,746,035
                                                ------------
               RUSSIA - 11.0%
       999,540 Aeroflot PJSC (c)                   3,310,049
     1,476,082 Alrosa PJSC                         2,166,255
   937,592,370 Federal Grid Co. Unified Energy
                 System PJSC                       2,724,940
     1,312,923 Gazprom PJSC                        2,637,868
    41,849,917 Inter RAO UES PJSC                  2,719,979
        56,331 LUKOIL PJSC                         2,743,718
       122,483 PhosAgro PJSC, GDR                  1,622,900
     1,745,786 Rostelecom PJSC                     2,112,704
   180,000,851 RusHydro PJSC                       2,430,126
        41,467 Severstal PJSC                        545,628
     5,701,962 Surgutneftegas OJSC                 2,481,888
       483,022 Tatneft PJSC                        3,076,271
           969 Transneft PJSC                      2,620,695
                                                ------------
                                                  31,193,021
                                                ------------
               SOUTH AFRICA - 0.2%
       136,465 RMB Holdings Ltd.                     612,828
                                                ------------
               TAIWAN - 6.8%
       466,754 Advanced Semiconductor
                 Engineering, Inc.                   599,170
        60,289 Asustek Computer, Inc.                569,792
     6,105,218 AU Optronics Corp.                  2,789,695
       120,578 Catcher Technology Co., Ltd.        1,440,832
       371,390 Cathay Financial Holding Co.,
                 Ltd.                                611,658
       964,625 CTBC Financial Holding Co., Ltd.      632,619
       687,708 Far Eastern New Century Corp.         559,526
       191,596 Formosa Chemicals & Fibre Corp.       601,493
       586,596 Foxconn Technology Co., Ltd.        1,770,201
       198,755 Hon Hai Precision Industry Co.,
                 Ltd.                                764,442
     2,882,344 Innolux Corp.                       1,506,551
       345,826 Lite-On Technology Corp.              568,419
     1,868,462 Nanya Technology Corp.              3,365,934
       201,411 Pegatron Corp.                        630,982
     5,930,069 United Microelectronics Corp.       2,875,362
                                                ------------
                                                  19,286,676
                                                ------------
               THAILAND - 2.8%
     1,162,200 Indorama Ventures PCL               1,300,077
       440,500 PTT Exploration & Production
                  PCL                              1,118,432
       559,300 PTT Global Chemical PCL             1,127,820
       104,900 PTT PCL                             1,142,567
     1,356,500 Thai Oil PCL                        3,154,651
                                                ------------
                                                   7,843,547
                                                ------------


Page 70                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TURKEY - 5.2%
       367,921 Eregli Demir ve Celik
                 Fabrikalari TAS                $    737,212
       239,243 Tofas Turk Otomobil Fabrikasi
                 A.S.                              1,965,105
        24,066 Tupras Turkiye Petrol
                 Rafinerileri A.S.                   692,202
       181,348 Turkcell Iletisim Hizmetleri A.S.     596,856
       245,004 Turkiye Garanti Bankasi A.S.          681,718
       418,656 Turkiye Halk Bankasi A.S.           1,564,702
     1,637,053 Turkiye Is Bankasi, Class C         3,466,312
     1,619,950 Turkiye Vakiflar Bankasi TAO,
                 Class D                           2,978,890
     1,713,736 Yapi ve Kredi Bankasi A.S. (c)      2,186,950
                                                ------------
                                                  14,869,947
                                                ------------
               TOTAL COMMON STOCKS               278,644,160
               (Cost $256,367,640)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 1.1%
               MEXICO - 0.9%
     1,399,845 Fibra Uno Administracion S.A.
                 de C.V.                           2,648,704
                                                ------------
               SOUTH AFRICA - 0.2%
       308,601 Growthpoint Properties Ltd.           577,455
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 3,226,159
               (Cost $2,942,597)                ------------

               MONEY MARKET FUNDS - 2.0%
     5,667,935 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (f) (g)                     5,667,935
               (Cost $5,667,935)                ------------

               TOTAL INVESTMENTS - 101.4%        287,538,254
               (Cost $264,978,172) (h)
               NET OTHER ASSETS AND
                 LIABILITIES - (1.4%)             (4,052,067)
                                                ------------
               NET ASSETS - 100.0%              $283,486,187
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $0 or 0.0% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,374,566 and the total value of the collateral held by the Fund is $5,667,935.

(e) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f)   Interest rate shown reflects yield as of June 30, 2017.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $31,075,824 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,515,742.

GDR   Global Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
  Bermuda           $  4,211,458    $  4,211,458      $     --        $     --*
  Other Country
    Categories**     274,432,702     274,432,702            --              --
                    ------------------------------------------------------------
Total Common
  Stocks             278,644,160     278,644,160            --              --*
Real Estate
  Investment
    Trusts**           3,226,159       3,226,159            --              --
Money Market
  Funds                 5,667,93        5,667,93            --              --
                    ------------------------------------------------------------
Total Investments   $287,538,254    $287,538,254      $     --        $     --*
                    ============================================================

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                        See Notes to Financial Statements                Page 71

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

JUNE 30, 2017 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
  Common Stocks                                 $         --*
Net Realized Gain (Loss)                                  --
Net Change in Unrealized
  Appreciation/Depreciation                               --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2017
  Common Stocks                                           --*
                                                ------------
Total Level 3 holdings                          $         --*
                                                ============

* Investment is valued at $0.



OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  5,374,566
Non-cash Collateral(2)                            (5,374,566)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


Page 72                 See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               AEROSPACE & DEFENSE - 4.3%
        54,866 MTU Aero Engines AG              $  7,739,152
                                                ------------
               AIR FREIGHT &
                 LOGISTICS - 2.4%
       115,721 Deutsche Post AG                    4,337,844
                                                ------------
               AIRLINES - 6.2%
       490,973 Deutsche Lufthansa AG              11,173,239
                                                ------------
               AUTO COMPONENTS - 7.7%
        26,235 Continental AG                      5,661,756
       168,064 Hella KGaA Hueck & Co.              8,272,270
                                                ------------
                                                  13,934,026
                                                ------------
               AUTOMOBILES - 7.8%
        54,303 Bayerische Motoren Werke AG         5,041,162
        68,147 Daimler AG                          4,932,347
        27,106 Volkswagen AG
                 (Preference Shares)               4,128,398
                                                ------------
                                                  14,101,907
                                                ------------
               BANKS - 1.1%
       166,277 Commerzbank AG (a)                  1,980,795
                                                ------------
               CAPITAL MARKETS - 0.7%
        69,846 Deutsche Bank AG                    1,238,501
                                                ------------
               CHEMICALS - 14.3%
        27,287 BASF SE                             2,527,238
       127,362 Evonik Industries AG                4,070,880
       212,401 K+S AG (b)                          5,438,953
        96,620 LANXESS AG                          7,315,402
        60,943 Wacker Chemie AG                    6,616,055
                                                ------------
                                                  25,968,528
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 2.7%
        27,167 HOCHTIEF AG                         4,977,018
                                                ------------
               CONSTRUCTION
                 MATERIALS - 2.9%
        54,376 HeidelbergCement AG                 5,257,235
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 3.8%
       221,005 Deutsche Telekom AG                 3,968,056
       592,062 Telefonica Deutschland
                 Holding AG                        2,957,126
                                                ------------
                                                   6,925,182
                                                ------------
               ELECTRICAL EQUIPMENT - 5.3%
       120,908 OSRAM Licht AG                      9,632,131
                                                ------------
               FOOD & STAPLES RETAILING - 1.4%
        76,292 METRO AG                            2,575,331
                                                ------------
               HEALTH CARE PROVIDERS
                 & SERVICES - 3.1%
       140,671 Celesio AG                          4,297,852
        16,225 Fresenius SE & Co., KGaA            1,390,966
                                                ------------
                                                   5,688,818
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.4%
       491,373 Steinhoff International
                 Holdings N.V. (b)              $  2,502,487
                                                ------------
               INDUSTRIAL CONGLOMERATES - 3.9%
        51,577 Siemens AG                          7,089,658
                                                ------------
               INSURANCE - 7.2%
        30,697 Allianz SE                          6,044,444
         6,707 Muenchener Rueckversicherungs-
                 Gesellschaft AG in Muenchen       1,352,444
       151,696 Talanx AG                           5,665,588
                                                ------------
                                                  13,062,476
                                                ------------
               INTERNET & DIRECT MARKETING
                 RETAIL - 0.8%
        33,201 Zalando SE (a) (c)                  1,517,200
                                                ------------
               LIFE SCIENCES TOOLS &
                 SERVICES - 0.8%
        45,201 QIAGEN N.V.                         1,503,617
                                                ------------
               MEDIA - 3.5%
       104,474 Axel Springer SE                    6,276,494
                                                ------------
               METALS & MINING - 2.5%
       159,653 thyssenkrupp AG                     4,535,898
                                                ------------
               MULTI-UTILITIES - 2.2%
       203,952 RWE AG (a)                          4,063,704
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 4.3%
       201,885 Deutsche Wohnen AG                  7,722,223
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 2.6%
       218,930 Infineon Technologies AG            4,622,191
                                                ------------
               SOFTWARE - 0.8%
        14,549 SAP SE                              1,519,637
                                                ------------
               TEXTILES, APPAREL &LUXURY
                 GOODS - 1.7%
        16,049 adidas AG                           3,074,919
                                                ------------
               TRADING COMPANIES & DISTRIBUTORS
                 - 1.5%
        45,638 Brenntag AG                         2,641,717
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 2.1%
        42,900 Fraport AG Frankfurt Airport
                 Services Worldwide                3,787,563
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 0.8%
        45,024 Freenet AG                          1,436,020
                                                ------------
               TOTAL COMMON STOCKS               180,885,511
               (Cost $162,429,937)              ------------


                        See Notes to Financial Statements                Page 73

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS - 3.4%
     6,248,428 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (d) (e)                  $  6,248,428
               (Cost $6,248,428)                ------------

               TOTAL INVESTMENTS - 103.2%        187,133,939
               (Cost $168,678,365) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - (3.2%)             (5,851,640)
                                                ------------
               NET ASSETS - 100.0%              $181,282,299
                                                ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,954,891 and the total value of the collateral held by the Fund is $6,248,428.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d)   Interest rate shown reflects yield as of June 30, 2017.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,106,124 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,650,550.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks *     $180,885,511    $180,885,511      $     --        $     --
Money Market
  Funds                6,248,428       6,248,428            --              --
                    ------------------------------------------------------------
Total Investments   $187,133,939    $187,133,939      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  5,954,891
Non-cash Collateral(2)                            (5,954,891)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Germany                                             97.6%
United States                                        3.4
Netherlands                                          2.2
------------------------------------------------------------
TOTAL INVESTMENTS                                  103.2
NET OTHER ASSETS AND LIABILITIES                    (3.2)
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 74                 See Notes to Financial Statements

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 93.6%
               AEROSPACE & DEFENSE - 4.7%
       117,238 Bombardier, Inc. (a)             $    213,357
         3,371 CAE, Inc.                              58,125
                                                ------------
                                                     271,482
                                                ------------
               AUTO COMPONENTS - 4.4%
         5,430 Magna International, Inc.             251,527
                                                ------------
               BANKS - 8.5%
         1,967 Bank of Montreal                      144,431
         1,694 Bank of Nova Scotia (The)             101,904
         4,644 National Bank of Canada               195,278
           956 Toronto-Dominion Bank (The)            48,176
                                                ------------
                                                     489,789
                                                ------------
               CAPITAL MARKETS - 6.6%
         5,716 Brookfield Asset Management,
                 Inc., Class A                       224,311
         4,972 IGM Financial, Inc.                   154,206
                                                ------------
                                                     378,517
                                                ------------
               CHEMICALS - 1.6%
         2,150 Methanex Corp.                         94,916
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 3.4%
        20,324 Element Fleet Management
                 Corp. (b)                           139,485
           693 Onex Corp.                             55,475
                                                ------------
                                                     194,960
                                                ------------
               DIVERSIFIED
                 TELECOMMUNICATION
                 SERVICES - 2.6%
         1,091 BCE, Inc.                              49,132
         2,962 TELUS Corp.                           102,258
                                                ------------
                                                     151,390
                                                ------------
               ELECTRIC UTILITIES - 0.9%
         1,395 Emera, Inc.                            51,861
                                                ------------
               FOOD & STAPLES RETAILING - 0.9%
           557 George Weston Ltd.                     50,421
                                                ------------
               FOOD PRODUCTS - 2.9%
         5,330 Saputo, Inc.                          169,542
                                                ------------
               HOTELS, RESTAURANTS &
                 LEISURE - 3.2%
         2,970 Restaurant Brands
                 International, Inc.                 185,831
                                                ------------
               INSURANCE - 14.3%
         5,929 Industrial Alliance Insurance
                 & Financial Services, Inc.          257,222
        13,239 Manulife Financial Corp.              248,180
         3,773 Power Financial Corp.                  96,798
         6,141 Sun Life Financial, Inc.              219,538
                                                ------------
                                                     821,738
                                                ------------
               MEDIA - 1.8%
         4,700 Shaw Communications, Inc.             102,532
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               METALS & MINING - 12.6%
        23,711 First Quantum Minerals Ltd.      $    200,578
        29,676 Lundin Mining Corp.                   168,655
         9,424 Teck Resources Ltd., Class B          163,365
        73,444 Turquoise Hill Resources Ltd. (a)     195,390
                                                ------------
                                                     727,988
                                                ------------
               MULTI-UTILITIES - 4.8%
         5,670 ATCO, Ltd., Class I                   221,719
         1,749 Canadian Utilities Ltd.                56,201
                                                ------------
                                                     277,920
                                                ------------
               MULTILINE RETAIL - 2.7%
         1,364 Canadian Tire Corp., Ltd.,
                 Class A                             155,207
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 9.5%
         9,018 Cameco Corp. (b)                       82,127
         5,462 Enbridge Income Fund
                 Holdings, Inc.                      135,581
        19,432 Husky Energy, Inc. (a)                220,573
         2,022 Seven Generations Energy Ltd.,
                 Class A (a)                          34,630
        10,413 Whitecap Resources, Inc.               74,356
                                                ------------
                                                     547,267
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 2.4%
         9,188 First Capital Realty, Inc.            140,002
                                                ------------
               SOFTWARE - 3.3%
         6,108 Open Text Corp.                       192,783
                                                ------------
               TRADING COMPANIES & DISTRIBUTORS
                 - 2.5%
         7,224 Finning International, Inc.           141,606
                                                ------------
               TOTAL COMMON STOCKS                 5,397,279
                                                ------------
               (Cost $5,850,172)

               REAL ESTATE INVESTMENT
                 TRUSTS - 6.1%
               EQUITY REAL ESTATE
                 INVESTMENT TRUSTS - 6.1%
        10,091 Canadian Apartment
                 Properties REIT                     261,224
         4,755 RioCan Real Estate
                 Investment Trust                     88,258
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   349,482
               (Cost $351,785)                  ------------

               MONEY MARKET FUNDS - 3.0%
       170,144 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (c) (d)                       170,144
               (Cost $170,144)                  ------------

               TOTAL INVESTMENTS - 102.7%          5,916,905
               (Cost $6,372,101) (e)
               NET OTHER ASSETS AND
                 LIABILITIES - (2.7%)              (153,278)
                                                ------------
               NET ASSETS - 100.0%              $  5,763,627
                                                ============


                        See Notes to Financial Statements                Page 75

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

JUNE 30, 2017 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $158,973 and the total value of the collateral held by the Fund is $170,144.

(c)   Interest rate shown reflects yield as of June 30, 2017.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $76,453 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $531,649.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $  5,397,279    $  5,397,279      $     --        $     --
Real Estate
  Investment Trusts*     349,482         349,482            --              --
Money Market
  Funds                  170,144         170,144            --              --
                    ------------------------------------------------------------
Total Investments   $  5,916,905    $  5,916,905      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $    158,973
Non-cash Collateral(2)                              (158,973)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.


COUNTRY ALLOCATION**                          % OF NET ASSETS
------------------------------------------------------------
Canada                                              99.7%
United States                                        3.0
------------------------------------------------------------
TOTAL INVESTMENTS                                  102.7
NET OTHER ASSETS AND LIABILITIES                    (2.7)
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 76                 See Notes to Financial Statements

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 79.0%
               AIRLINES - 4.1%
        14,671 Qantas Airways Ltd.              $     64,499
                                                ------------
               BANKS - 3.0%
           535 Australia & New Zealand Banking
                 Group Ltd.                           11,810
         2,744 Bank of Queensland Ltd.                24,148
         1,281 Bendigo & Adelaide Bank Ltd.           10,909
                                                ------------
                                                      46,867
                                                ------------
               BEVERAGES - 3.2%
         4,827 Coca-Cola Amatil Ltd.                  34,244
         1,525 Treasury Wine Estates Ltd.             15,425
                                                ------------
                                                      49,669
                                                ------------
               CHEMICALS - 2.8%
         2,763 Orica Ltd.                             43,917
                                                ------------
               CONSTRUCTION & ENGINEERING
                 - 1.8%
           932 CIMIC Group Ltd.                       27,822
                                                ------------
               CONTAINERS & PACKAGING - 0.9%
         1,089 Amcor Ltd.                             13,568
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 2.8%
         4,346 Challenger Ltd.                        44,560
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 4.0%
         9,579 Telstra Corp., Ltd.                    31,659
         7,163 TPG Telecom Ltd.                       31,381
                                                ------------
                                                      63,040
                                                ------------
               ELECTRIC UTILITIES - 1.8%
        20,709 AusNet Services                        27,616
                                                ------------
               FOOD & STAPLES RETAILING - 0.8%
           386 Wesfarmers Ltd.                        11,903
                                                ------------
               HEALTH CARE PROVIDERS & SERVICES
                 - 0.9%
           761 Sonic Healthcare Ltd.                  14,166
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                 - 8.3%
         2,101 Aristocrat Leisure Ltd.                36,431
         6,130 Crown Resorts Ltd.                     57,857
         9,450 Star Entertainment Group
                 (The) Ltd.                           36,680
                                                ------------
                                                     130,968
                                                ------------
               INSURANCE - 7.4%
        23,099 Medibank Pvt Ltd.                      49,711
         1,311 QBE Insurance Group Ltd.               11,900
         4,818 Suncorp Group Ltd.                     54,880
                                                ------------
                                                     116,491
                                                ------------
               IT SERVICES - 3.6%
         5,228 Computershare Ltd.                     56,818
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               METALS & MINING - 19.3%
         2,599 BHP Billiton Ltd.                $     46,504
         8,774 BlueScope Steel Ltd.                   89,084
        13,824 Fortescue Metals Group Ltd.            55,463
         1,608 Newcrest Mining Ltd.                   24,916
           544 Rio Tinto Ltd.                         26,455
        29,609 South32 Ltd.                           60,990
                                                ------------
                                                     303,412
                                                ------------
               MULTI-UTILITIES - 3.7%
         2,949 AGL Energy Ltd.                        57,798
                                                ------------
               MULTILINE RETAIL - 1.2%
         6,336 Harvey Norman Holdings Ltd.            18,603
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                 - 5.8%
         1,069 Caltex Australia Ltd.                  25,972
        12,356 Origin Energy Ltd. (a)                 65,148
                                                ------------
                                                      91,120
                                                ------------
               PROFESSIONAL SERVICES - 0.9%
         1,094 SEEK Ltd.                              14,219
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 2.7%
         3,342 LendLease Group                        42,768
                                                ------------
               TOTAL COMMON STOCKS                 1,239,824
               (Cost $1,051,244)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 20.5%
               EQUITY REAL ESTATE
                 INVESTMENT TRUSTS - 20.5%
         6,771 Dexus Property Group                   49,336
        16,188 GPT (The) Group                        59,598
        38,227 Mirvac Group                           62,582
        14,039 Scentre Group                          43,701
        27,232 Vicinity Centres                       53,791
         8,681 Westfield Corp.                        53,578
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   322,586
               (Cost $312,877)                  ------------

               TOTAL INVESTMENTS - 99.5%           1,562,410
               (Cost $1,364,121) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.5%                    8,409
                                                ------------
               NET ASSETS - 100.0%              $  1,570,819
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $260,873 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $62,584.


                        See Notes to Financial Statements                Page 77

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $  1,239,824    $  1,239,824      $     --        $     --
Real Estate
  Investment Trusts*     322,586         322,586            --              --
                    ------------------------------------------------------------
Total Investments   $  1,562,410    $  1,562,410      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

COUNTRY ALLOCATION**                          % OF NET ASSETS
------------------------------------------------------------
Australia                                           99.5%
------------------------------------------------------------
TOTAL INVESTMENTS                                   99.5
NET OTHER ASSETS AND LIABILITIES                     0.5
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 78                 See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 90.7%
               AEROSPACE & DEFENSE - 1.8%
        45,029 BAE Systems PLC                  $    371,535
        19,360 Meggitt PLC                           120,253
                                                ------------
                                                     491,788
                                                ------------
               AIR FREIGHT & LOGISTICS - 1.2%
        57,639 Royal Mail PLC                        316,203
                                                ------------
               AIRLINES - 4.7%
        35,337 easyJet PLC                           625,475
        80,547 International Consolidated
                 Airlines Group S.A.                 639,942
                                                ------------
                                                   1,265,417
                                                ------------
               AUTO COMPONENTS - 1.3%
        80,298 GKN PLC                               340,944
                                                ------------
               BANKS - 1.3%
        39,733 Barclays PLC                          104,924
        27,031 HSBC Holdings PLC                     250,565
                                                ------------
                                                     355,489
                                                ------------
               CAPITAL MARKETS - 3.2%
        63,056 3i Group PLC                          741,199
        16,564 Investec PLC                          123,725
                                                ------------
                                                     864,924
                                                ------------
               COMMERCIAL SERVICES & SUPPLIES
                 - 2.9%
        27,949 Babcock International Group PLC       320,521
        75,560 G4S PLC                               321,221
        39,956 Rentokil Initial PLC                  142,227
                                                ------------
                                                     783,969
                                                ------------
               CONSUMER FINANCE - 0.4%
         3,116 Provident Financial PLC                98,742
                                                ------------
               CONTAINERS & PACKAGING - 2.5%
        43,510 DS Smith PLC                          268,387
        41,682 RPC Group PLC                         408,251
                                                ------------
                                                     676,638
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 1.6%
        48,396 BT Group PLC                          185,791
        23,628 Inmarsat PLC                          236,808
                                                ------------
                                                     422,599
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 1.4%
        11,515 Spectris PLC                          378,392
                                                ------------
               ENERGY EQUIPMENT &
                 SERVICES - 1.1%
        30,405 John Wood Group PLC                   253,644
        10,217 Petrofac Ltd.                          58,818
                                                ------------
                                                     312,462
                                                ------------
               FOOD & STAPLES RETAILING - 4.9%
       142,452 J Sainsbury PLC                       466,996
       171,686 Tesco PLC (a)                         377,458
       153,937 Wm Morrison Supermarkets PLC          483,594
                                                ------------
                                                   1,328,048
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS - 1.2%
        37,647 Tate & Lyle PLC                  $    324,601
                                                ------------
               HEALTH CARE PROVIDERS & SERVICES
                 - 2.4%
        23,001 NMC Health PLC                        654,874
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                 - 4.5%
         8,609 Carnival PLC                          569,610
         4,702 Whitbread PLC                         242,944
       122,375 William Hill PLC                      405,162
                                                ------------
                                                   1,217,716
                                                ------------
               HOUSEHOLD DURABLES - 11.8%
        96,002 Barratt Developments PLC              704,588
        17,929 Bellway PLC                           694,711
        15,809 Berkeley Group Holdings PLC           664,453
        19,996 Persimmon PLC                         583,902
       242,334 Taylor Wimpey PLC                     556,136
                                                ------------
                                                   3,203,790
                                                ------------
               INSURANCE - 8.8%
        73,012 Aviva PLC                             500,197
        48,069 Direct Line Insurance Group PLC       222,507
        26,190 Hiscox Ltd.                           432,189
       179,287 Legal & General Group PLC             603,162
        12,079 Phoenix Group Holdings                121,768
        16,366 Prudential PLC                        375,373
        15,151 RSA Insurance Group PLC               121,459
                                                ------------
                                                   2,376,655
                                                ------------
               INTERNET & DIRECT MARKETING
                 RETAIL - 2.0%
         7,154 ASOS PLC (a)                          535,676
                                                ------------
               INTERNET SOFTWARE & SERVICES
                 - 1.9%
        60,862 Just Eat PLC (a)                      519,217
                                                ------------
               MACHINERY - 0.8%
         9,395 Weir Group PLC (The)                  211,814
                                                ------------
               MEDIA - 3.1%
        34,279 Daily Mail & General Trust PLC        297,794
        60,686 UBM PLC                               545,379
                                                ------------
                                                     843,173
                                                ------------
               METALS & MINING - 9.6%
        30,615 Anglo American PLC (a)                408,315
        26,306 Antofagasta PLC                       273,927
        20,386 BHP Billiton PLC                      312,249
       200,142 Evraz PLC (a)                         539,336
       160,056 Glencore PLC                          598,711
        10,384 Polymetal International PLC           116,447
         8,433 Rio Tinto PLC                         356,087
                                                ------------
                                                   2,605,072
                                                ------------
               MULTI-UTILITIES - 0.4%
         9,297 National Grid PLC                     115,252
                                                ------------
               MULTILINE RETAIL - 1.2%
        76,100 Marks & Spencer Group PLC             330,355
                                                ------------


                        See Notes to Financial Statements                Page 79

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE
                 FUELS - 1.7%
        34,844 BP PLC                           $    200,954
         7,543 Royal Dutch Shell PLC                 202,628
        28,392 Tullow Oil PLC (a)                     55,727
                                                ------------
                                                     459,309
                                                ------------
               PAPER & FOREST PRODUCTS - 2.1%
        21,316 Mondi PLC                             559,147
                                                ------------
               SPECIALTY RETAIL - 4.1%
        50,075 Dixons Carphone PLC                   184,964
       139,640 JD Sports Fashion PLC                 636,559
        76,035 Kingfisher PLC                        297,789
                                                ------------
                                                   1,119,312
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 0.9%
        11,861 Burberry Group PLC                    256,597
                                                ------------
               TRADING COMPANIES & DISTRIBUTORS
                 - 4.6%
        28,096 Ashtead Group PLC                     581,473
         6,115 Travis Perkins PLC                    115,883
         8,946 Wolseley PLC                          549,146
                                                ------------
                                                   1,246,502
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 0.5%
        31,339 BBA Aviation PLC                      125,473
                                                ------------
               WATER UTILITIES - 0.8%
        19,708 United Utilities Group PLC            222,676
                                                ------------
               TOTAL COMMON STOCKS                24,562,826
               (Cost $23,603,733)               ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 8.6%
               EQUITY REAL ESTATE
                 INVESTMENT TRUSTS - 8.6%
        16,300 Derwent London PLC                    563,443
        77,472 Hammerson PLC                         579,690
        94,685 Intu Properties PLC                   331,861
        16,657 Land Securities Group PLC             219,769
        96,904 Segro PLC                             617,432
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 2,312,195
               (Cost $3,060,444)                ------------

               TOTAL INVESTMENTS - 99.3%          26,875,021
               (Cost $26,664,177) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.7%                  201,640
                                                ------------
               NET ASSETS - 100.0%              $ 27,076,661
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,388,749 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,177,905.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $ 24,562,826    $ 24,562,826      $     --        $     --
Real Estate
  Investment Trusts*   2,312,195       2,312,195            --              --
                    ------------------------------------------------------------
Total Investments   $ 26,875,021    $ 26,875,021      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


COUNTRY ALLOCATION**                          % OF NET ASSETS
------------------------------------------------------------
United Kingdom                                      87.9%
Jersey                                               6.9
Spain                                                2.4
Bermuda                                              1.6
Cayman Islands                                       0.5
------------------------------------------------------------
TOTAL INVESTMENTS                                   99.3
NET OTHER ASSETS AND LIABILITIES                     0.7
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 80                 See Notes to Financial Statements

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AUTO COMPONENTS - 2.4%
        40,831 Cheng Shin Rubber Industry
                 Co., Ltd.                      $     86,843
                                                ------------
               BANKS - 9.7%
        96,502 Chang Hwa Commercial Bank
                 Ltd.                                 55,357
       187,536 CTBC Financial Holding Co.,
                 Ltd.                                122,990
        91,233 E.Sun Financial Holding Co., Ltd. 56,083 50,923 Hua Nan Financial Holdings
                 Co., Ltd.                            29,546
        91,135 SinoPac Financial Holdings
                 Co., Ltd.                            27,862
       140,255 Taishin Financial Holding
                 Co., Ltd.                            63,857
                                                ------------
                                                     355,695
                                                ------------
               CAPITAL MARKETS - 2.5%
       206,876 Yuanta Financial Holding Co.,
                 Ltd.                                 91,129
                                                ------------
               CHEMICALS - 6.9%
        34,372 Formosa Chemicals & Fibre Corp.       107,907
        18,554 Formosa Plastics Corp.                 56,540
        34,867 Nan Ya Plastics Corp.                  86,537
                                                ------------
                                                     250,984
                                                ------------
               CONSTRUCTION MATERIALS - 2.2%
        62,809 Asia Cement Corp.                      53,890
        23,542 Taiwan Cement Corp.                    27,241
                                                ------------
                                                      81,131
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 3.5%
        81,128 Fubon Financial Holding Co.,
                 Ltd.                                129,213
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.8%
         8,153 Chunghwa Telecom Co., Ltd.             28,945
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 12.7%
       280,510 AU Optronics Corp.                    128,175
        39,311 Hon Hai Precision Industry
                 Co., Ltd.                           151,196
       285,346 Innolux Corp.                         149,145
           218 Largan Precision Co., Ltd.             34,757
                                                ------------
                                                     463,273
                                                ------------
               INDUSTRIAL CONGLOMERATES - 3.8%
       170,972 Far Eastern New Century Corp.         139,104
                                                ------------
               INSURANCE - 10.4%
        68,673 Cathay Financial Holding Co.,
                 Ltd.                                113,100
       129,096 China Life Insurance Co.,
                 Ltd. (a)                            128,587
       523,737 Shin Kong Financial Holding
                 Co., Ltd.                           139,457
                                                ------------
                                                     381,144
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               METALS & MINING - 2.3%
       100,710 China Steel Corp.                $     81,939
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 14.9%
        75,114 Advanced Semiconductor
                 Engineering, Inc                     96,424
        17,133 Nanya Technology Corp.                 30,864
        47,558 Powertech Technology, Inc.            146,801
        13,678 Taiwan Semiconductor
                 Manufacturing Co., Ltd.              93,750
       362,941 United Microelectronics Corp.         175,982
                                                ------------
                                                     543,821
                                                ------------
               SPECIALTY RETAIL - 1.5%
         4,485 Hotai Motor Co., Ltd.                  56,173
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 24.0%
         3,575 Advantech Co., Ltd.                    25,326
         9,368 Asustek Computer, Inc                  88,537
        18,471 Catcher Technology Co., Ltd.          220,717
       179,405 Compal Electronics, Inc               120,901
        48,506 Foxconn Technology Co., Ltd.          146,379
        74,887 Inventec Corp.                         61,052
        68,107 Lite-On Technology Corp.              111,944
        32,240 Pegatron Corp.                        101,002
                                                ------------
                                                     875,858
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 1.6%
        41,169 Pou Chen Corp.                         56,976
                                                ------------
               WIRELESS TELECOMMUNICATION
                 SERVICES - 0.8%
        11,414 Far EasTone Telecommunications
                 Co., Ltd.                            29,079
                                                ------------
               TOTAL INVESTMENTS - 100.0%          3,651,307
               (Cost $2,827,026) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.0%                      732
                                                ------------
               NET ASSETS - 100.0%              $  3,652,039
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $843,384 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,103.


                        See Notes to Financial Statements                Page 81

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

JUNE 30, 2017 (UNAUDITED)


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $  3,651,307    $  3,651,307      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Taiwan                                             100.0%
------------------------------------------------------------
TOTAL INVESTMENTS                                  100.0
NET OTHER ASSETS AND LIABILITIES                     0.0+
                                                  -------
TOTAL                                              100.0%
                                                  =======

+  Amount is less than 0.1%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 82                 See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 92.7%
               AIRLINES - 1.7%
        81,600 Cathay Pacific Airways Ltd.      $    126,673
                                                ------------
               AUTO COMPONENTS - 3.4%
       260,401 Xinyi Glass Holdings Ltd.             257,818
                                                ------------
               BANKS - 0.8%
         2,880 Hang Seng Bank Ltd.                    60,238
                                                ------------
               COMMUNICATIONS EQUIPMENT
                 - 3.3%
        16,000 VTech Holdings Ltd.                   253,501
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 2.2%
       228,800 First Pacific Co., Ltd.               168,799
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 0.7%
        98,879 PCCW Ltd.                              56,231
                                                ------------
               ELECTRIC UTILITIES - 2.4%
        17,600 CLP Holdings Ltd.                     186,202
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                 & COMPONENTS - 4.6%
        88,900 Kingboard Chemical Holdings
                 Ltd.                                354,122
                                                ------------
               FOOD & STAPLES RETAILING - 3.2%
       304,301 Sun Art Retail Group Ltd.             242,429
                                                ------------
               FOOD PRODUCTS - 5.2%
     1,724,403 CP Pokphand Co., Ltd.                 132,520
       264,121 WH Group Ltd. (a)                     266,575
                                                ------------
                                                     399,095
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                 - 12.7%
        36,800 Galaxy Entertainment Group Ltd.       223,417
        77,360 MGM China Holdings Ltd.               172,011
        24,640 Sands China Ltd.                      112,826
       100,800 Shangri-La Asia Ltd.                  170,938
       204,514 SJM Holdings Ltd.                     215,583
        33,600 Wynn Macau Ltd.                        78,497
                                                ------------
                                                     973,272
                                                ------------
               INDUSTRIAL CONGLOMERATES - 8.0%
         9,509 CK Hutchison Holdings Ltd.            119,358
        61,500 Hopewell Holdings Ltd.                234,343
       130,428 NWS Holdings Ltd.                     256,598
                                                ------------
                                                     610,299
                                                ------------
               PAPER & FOREST PRODUCTS - 7.6%
       206,600 Lee & Man Paper
                 Manufacturing Ltd.                  191,849
       294,001 Nine Dragons Paper Holdings
                 Ltd.                                391,627
                                                ------------
                                                     583,476
                                                ------------
               PHARMACEUTICALS - 1.8%
       151,800 Sino Biopharmaceutical Ltd.           134,157
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 27.1%
        17,600 Cheung Kong Property
                 Holdings Ltd.                  $    137,848
        25,600 Hang Lung Properties Ltd.              63,939
        55,116 Henderson Land Development
                 Co., Ltd.                           307,437
        98,216 Kerry Properties Ltd.                 333,364
       100,500 New World Development Co.,
                 Ltd.                                127,565
       122,200 Shimao Property Holdings Ltd.         209,107
        35,622 Sino Land Co., Ltd.                    58,401
        16,534 Sun Hung Kai Properties Ltd.          242,903
        16,800 Swire Pacific Ltd., Class A           164,074
        16,464 Wharf Holdings (The) Ltd.             136,436
        38,388 Wheelock & Co., Ltd.                  289,602
                                                ------------
                                                   2,070,676
                                                ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT - 4.5%
        25,180 ASM Pacific Technology Ltd.           340,251
                                                ------------
               SPECIALTY RETAIL - 0.8%
        28,150 L'Occitane International SA            64,827
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 1.4%
       121,600 Li & Fung Ltd.                         44,233
        14,602 Yue Yuen Industrial Holdings Ltd.      60,596
                                                ------------
                                                     104,829
                                                ------------
               TOTAL COMMON STOCKS                 6,986,895
               (Cost $6,252,635)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS - 8.2%
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS - 8.2%
       492,745 Champion REIT                         313,667
        41,121 Link REIT                             312,854
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   626,521
               (Cost $545,750)                  ------------

               TOTAL INVESTMENTS - 99.6%           7,613,416
               (Cost $6,798,385) (b)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.4%                   34,112
                                                ------------
               NET ASSETS - 100.0%              $  7,647,528
                                                ============

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,068,044 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $253,013.


                        See Notes to Financial Statements                Page 83

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $  6,986,895    $  6,986,895      $     --        $     --
Real Estate
  Investment Trusts*     626,521         626,521            --              --
                    ------------------------------------------------------------
Total Investments   $  7,613,416    $  7,613,416      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Hong Kong                                           44.0%
Cayman Islands                                      31.0
Bermuda                                             23.7
Luxembourg                                           0.9
------------------------------------------------------------
TOTAL INVESTMENTS                                   99.6
NET OTHER ASSETS AND LIABILITIES                     0.4
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 84                 See Notes to Financial Statements

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.2%
               BANKS - 0.8%
         2,081 Banque Cantonale Vaudoise        $  1,541,924
                                                ------------
               BUILDING PRODUCTS - 3.2%
         7,095 dormakaba Holding AG                6,163,453
                                                ------------
               CAPITAL MARKETS - 8.4%
        91,905 Credit Suisse Group AG              1,328,401
        29,686 Julius Baer Group Ltd.              1,561,851
         8,441 Partners Group Holding AG           5,233,261
       168,367 UBS Group AG                        2,851,476
        75,493 Vontobel Holding AG                 4,904,801
                                                ------------
                                                  15,879,790
                                                ------------
               CHEMICALS - 4.6%
       152,843 Clariant AG                         3,366,403
           823 Sika AG                             5,286,975
                                                ------------
                                                   8,653,378
                                                ------------
               CONSTRUCTION MATERIALS - 3.0%
       100,111 LafargeHolcim Ltd.                  5,731,665
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                 - 0.8%
        20,252 Pargesa Holding S.A.                1,540,706
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES - 5.5%
        60,122 Sunrise Communications
                 Group AG (a)                      4,724,364
        11,776 Swisscom AG                         5,682,298
                                                ------------
                                                  10,406,662
                                                ------------
               ELECTRIC UTILITIES - 4.2%
       136,318 BKW AG                              8,003,653
                                                ------------
               FOOD PRODUCTS - 6.2%
       119,753 Aryzta AG                           3,937,650
         2,155 Barry Callebaut AG                  2,962,029
         6,534 Emmi AG                             4,919,750
                                                ------------
                                                  11,819,429
                                                ------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                 - 3.9%
        21,762 Sonova Holding AG                   3,533,573
         6,755 Straumann Holding AG                3,842,791
                                                ------------
                                                   7,376,364
                                                ------------
               INSURANCE - 15.1%
        31,396 Baloise Holding AG                  4,852,317
         7,344 Helvetia Holding AG                 4,200,839
        18,636 Swiss Life Holding AG               6,289,091
        69,572 Swiss Re AG                         6,359,355
        23,943 Zurich Insurance Group AG           6,968,914
                                                ------------
                                                  28,670,516
                                                ------------
               LIFE SCIENCES TOOLS & SERVICES
                 - 0.9%
         7,616 Lonza Group AG                      1,646,467
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY - 13.3%
        26,775 Bucher Industries AG             $  8,425,650
         6,440 Georg Fischer AG                    6,235,833
        80,790 SFS Group AG                        9,166,703
        12,788 Sulzer AG                           1,449,636
                                                ------------
                                                  25,277,822
                                                ------------
               PHARMACEUTICALS - 3.7%
        36,241 Novartis AG                         3,015,989
         5,773 Roche Holding AG                    1,470,191
        23,373 Vifor Pharma AG                     2,576,417
                                                ------------
                                                   7,062,597
                                                ------------
               PROFESSIONAL SERVICES - 4.0%
       100,730 Adecco Group AG                     7,657,959
                                                ------------
               REAL ESTATE MANAGEMENT
                 & DEVELOPMENT - 2.3%
        15,258 PSP Swiss Property AG               1,425,714
        32,219 Swiss Prime Site AG                 2,926,556
                                                ------------
                                                   4,352,270
                                                ------------
               SOFTWARE - 4.5%
        94,692 Temenos Group AG                    8,453,056
                                                ------------
               SPECIALTY RETAIL - 2.7%
        31,718 Dufry AG (b)                        5,196,473
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS - 5.1%
       264,317 Logitech International S.A.         9,716,523
                                                ------------
               TEXTILES, APPAREL & LUXURY
                 GOODS - 3.3%
        16,959 Swatch Group (The) AG               6,262,574
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                 - 3.7%
        28,432 Flughafen Zuerich AG                6,979,761
                                                ------------
               TOTAL INVESTMENTS - 99.2%         188,393,042
               (Cost $164,939,340) (c)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.8%                1,433,985
                                                ------------
               NET ASSETS - 100.0%              $189,827,027
                                                ============

(a) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,103,670 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,649,968.


                        See Notes to Financial Statements                Page 85

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $188,393,042    $188,393,042      $     --        $     --
                    ============================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

COUNTRY ALLOCATION**                         % OF NET ASSETS
------------------------------------------------------------
Switzerland                                         99.2%
------------------------------------------------------------
TOTAL INVESTMENTS                                   99.2
NET OTHER ASSETS AND LIABILITIES                     0.8
                                                  -------
TOTAL                                              100.0%
                                                  =======

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index.


Page 86                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 93.1%
               AUSTRALIA - 3.2%
        39,215 Beach Energy Ltd.                $     17,331
         9,015 Costa Group Holdings Ltd.              33,605
         7,493 Genworth Mortgage Insurance
                 Australia Ltd.                       16,874
        14,106 HT&E Ltd.                              28,623
        15,608 Infigen Energy (b)                      8,757
         3,175 Metcash Ltd.                            5,857
         5,299 Nib Holdings Ltd.                      23,419
         3,005 OZ Minerals Ltd.                       17,114
        24,132 Resolute Mining Ltd.                   22,072
         1,229 Sandfire Resources NL                   5,337
         2,197 Seven Group Holdings Ltd.              18,473
         6,591 St. Barbara Ltd. (b)                   14,742
        10,492 Whitehaven Coal Ltd. (b)               23,144
         1,425 WorleyParsons Ltd. (b)                 12,289
                                                ------------
                                                     247,637
                                                ------------
               AUSTRIA - 0.4%
           710 BUWOG AG                               20,399
           247 Vienna Insurance Group AG
                 Wiener Versicherung Gruppe            6,967
           281 Wienerberger AG                         6,383
                                                ------------
                                                      33,749
                                                ------------
               BELGIUM - 1.3%
         3,659 AGFA-Gevaert N.V. (b)                  17,803
           238 Barco N.V.                             24,441
         3,731 Euronav N.V.                           29,514
           428 Gimv N.V.                              25,923
                                                ------------
                                                      97,681
                                                ------------
               BERMUDA - 2.3%
         3,575 Frontline Ltd.                         20,169
       112,000 Global Brands Group Holding
                 Ltd. (b)                             11,763
        30,500 Huabao International Holdings
                 Ltd. (b)                             18,204
        45,000 K Wah International Holdings Ltd.      27,320
         8,500 Kerry Logistics Network Ltd.           12,564
        56,000 Pacific Basin Shipping Ltd. (b)        12,409
         9,000 PAX Global Technology Ltd.              5,775
         3,589 Petra Diamonds Ltd. (b)                 5,105
         3,804 Seadrill Ltd. (b)                       1,394
        36,000 Skyworth Digital Holdings Ltd.         22,363
         1,056 Stolt-Nielsen Ltd.                     14,862
        35,000 Texwinca Holdings Ltd.                 21,249
                                                ------------
                                                     173,177
                                                ------------
               CANADA - 5.4%
         2,313 Air Canada (b)                         30,999
         2,105 B2Gold Corp. (b)                        5,925
           440 Canfor Corp. (b)                        6,647
         1,746 Cascades, Inc.                         23,818
         2,063 Celestica, Inc. (b)                    28,031
         5,215 Centerra Gold, Inc.                    28,472
           611 Corus Entertainment, Inc.,
                 Class B                               6,422
           384 Enercare, Inc.                          5,839
         2,980 Enerplus Corp.                         24,175
           868 Genworth MI Canada, Inc.               23,882
         4,565 Hudbay Minerals, Inc.                  26,401


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CANADA (CONTINUED)
           464 Interfor Corp. (b)               $      6,648
           528 Linamar Corp.                          26,025
         1,546 Martinrea International, Inc.          12,625
           813 New Flyer Industries, Inc.             34,005
           422 Norbord, Inc.                          13,137
         4,050 OceanaGold Corp.                       12,211
         2,350 Paramount Resources Ltd.,
                 Class A (b)                          34,594
           469 Premium Brands Holdings Corp.          33,649
         1,020 TransAlta Corp.                         6,520
           325 Transcontinental, Inc., Class A         6,441
         1,050 WestJet Airlines Ltd.                  18,744
                                                ------------
                                                     415,210
                                                ------------
               CAYMAN ISLANDS - 1.3%
        20,000 Canvest Environmental Protection
                 Group Co., Ltd.                      10,477
       135,000 GCL-Poly Energy
                 Holdings Ltd. (b)                    14,698
       200,000 Hua Han Health Industry
                 Holdings Ltd. (b) (c)                13,577
        42,000 NagaCorp Ltd.                          22,056
        86,666 Superb Summit International
                 Group Ltd. (b) (c)                        0
        13,500 Texhong Textile Group Ltd.             16,824
        85,000 Tongda Group Holdings Ltd.             25,149
                                                ------------
                                                     102,781
                                                ------------
               DENMARK - 0.9%
           862 Bang & Olufsen A/S (b)                 14,432
           589 D/S Norden A/S (b)                     10,703
           112 FLSmidth & Co., A/S                     7,077
           325 Schouw & Co., AB                       34,870
                                                ------------
                                                      67,082
                                                ------------
               FRANCE - 1.8%
           354 Altran Technologies S.A.                5,770
           211 Guerbet                                18,889
           330 LISI                                   15,721
           622 Neopost S.A.                           28,878
           167 Sopra Steria Group                     26,656
           138 Tarkett S.A.                            6,412
           310 Trigano S.A.                           36,947
                                                ------------
                                                     139,273
                                                ------------
               GERMANY - 3.8%
         1,061 ADVA Optical Networking SE (b)         10,941
           178 Aurubis AG                             13,977
           775 Bilfinger SE                           30,361
         4,324 Deutz AG                               36,462
           232 Draegerwerk AG & Co., KGaA             24,407
         2,446 Evotec AG (b)                          39,084
           485 Grammer AG                             25,418
           185 Indus Holding AG                       13,121
           722 Jenoptik AG                            18,938
           580 Leoni AG                               29,860
         1,011 PATRIZIA Immobilien AG (b)             19,082
           236 SMA Solar Technology AG                 7,089
         1,064 Wacker Neuson SE                       25,800
                                                ------------
                                                     294,540
                                                ------------


                        See Notes to Financial Statements                Page 87

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GREECE - 1.1%
         9,729 Eurobank Ergasias SA (b)         $     10,890
         1,558 FF Group (b)                           38,080
         1,748 Motor Oil Hellas Corinth
                 Refineries S.A.                      38,073
                                                ------------
                                                      87,043
                                                ------------
               HONG KONG - 0.3%
        10,000 Melco International
                 Development Ltd.                     26,769
                                                ------------
               IRELAND - 0.2%
         2,008 Grafton Group PLC                      18,438
                                                ------------
               ISRAEL - 3.7%
         1,157 Cellcom Israel Ltd. (b)                11,134
         1,904 Clal Insurance Enterprises
                 Holdings Ltd. (b)                    32,203
           150 Electra Ltd.                           30,014
         4,549 Harel Insurance Investments &
                 Financial Services Ltd.              26,955
            32 Israel (The) Corp., Ltd. (b)            6,807
         2,552 Israel Discount Bank Ltd.,
                 Class A (b)                           6,730
         2,543 Matrix IT Ltd.                         26,171
           391 Mazor Robotics Ltd. (b)                 6,714
        31,030 Migdal Insurance & Financial
                 Holdings Ltd.                        33,180
         1,335 Nova Measuring Instruments
                 Ltd. (b)                             30,704
        30,295 Oil Refineries Ltd.                    13,340
         4,951 Shufersal Ltd.                         25,973
         1,247 Tower Semiconductor Ltd. (b)           30,085
                                                ------------
                                                     280,010
                                                ------------
               ITALY - 2.8%
           990 Amplifon S.p.A.                        13,071
        15,259 Arnoldo Mondadori Editore
                 S.p.A. (b)                           27,885
         4,468 Astaldi S.p.A.                         27,812
         1,202 Autogrill S.p.A.                       14,566
           548 Banca Monte dei Paschi di Sien
                 S.p.A. (b) (c)                        9,439
           770 Interpump Group S.p.A.                 21,054
         5,749 Iren S.p.A                             13,316
         7,991 Maire Tecnimont S.p.A.                 37,128
         1,922 OVS SpA (d)                            13,676
         3,123 Saras S.p.A                             7,270
         2,235 Societa Cattolica di
                 Assicurazioni SCRL                   17,384
           625 Societa Iniziative Autostradali
                 e Servizi S.p.A.                      6,892
         1,443 Unipol Gruppo Finanziario S.p.A.        6,329
                                                ------------
                                                     215,822
                                                ------------
               JAPAN - 34.0%
           200 Adastria Co., Ltd.                      5,566
         1,200 ADEKA Corp.                            18,244
           800 Aichi Corp.                             5,548
         1,400 Aisan Industry Co., Ltd.               11,053
           400 Alpine Electronics, Inc.                5,978


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
         4,000 Belluna Co., Ltd.                $     47,726
           700 Canon Electronics, Inc.                14,308
           700 Cawachi Ltd.                           16,910
         4,000 Central Glass Co., Ltd.                17,177
           600 COLOPL, Inc.                            6,071
         1,400 Cosmo Energy Holdings Co., Ltd.        22,044
           500 Daifuku Co., Ltd.                      14,914
           900 Daikyonishikawa Corp.                  11,995
         4,000 Dainichiseika Color & Chemicals
                 Manufacturing Co., Ltd.              31,651
         1,400 Daio Paper Corp.                       18,857
           600 Daiwa Indsutries Ltd.                   6,535
        10,000 Daiwabo Holdings Co., Ltd.             34,763
           600 DCM Holdings Co., Ltd.                  5,254
           600 DeNA Co., Ltd.                         13,422
         1,500 DMG Mori Co., Ltd.                     24,579
         2,000 Dowa Holdings Co., Ltd.                15,132
           400 Eagle Industry Co., Ltd.                6,739
           400 Earth Chemical Co., Ltd.               20,556
           400 Eizo Corp.                             15,719
           600 Enplas Corp.                           18,484
           800 Exedy Corp.                            22,512
           300 Fuji Oil Holdings, Inc.                 6,930
         4,200 Fujikura Ltd.                          35,138
           700 Fukushima Industries Corp.             26,886
           700 Furukawa Electric Co., Ltd.            31,118
         4,200 Futaba Industrial Co., Ltd.            37,939
           300 Fuyo General Lease Co., Ltd.           17,097
         1,700 G-Tekt Corp.                           31,619
         2,200 Geo Holdings Corp.                     22,787
         1,000 Gree, Inc.                              8,722
         3,000 Gunze Ltd.                             10,749
         3,000 Hanwa Co., Ltd.                        21,445
         2,700 Hazama Ando Corp.                      16,996
         1,100 Hitachi Zosen Corp.                     5,408
         3,400 Hokuetsu Kishu Paper Co., Ltd.         26,632
           600 Hosiden Corp.                           6,865
           500 Inabata & Co., Ltd.                     6,619
           400 Joyful Honda Co., Ltd.                 12,198
           500 JSP Corp.                              15,070
         1,000 Justsystems Corp.                      14,839
           300 K's Holdings Corp.                      5,855
         2,100 Kanto Denka Kogyo Co., Ltd.            18,447
         1,900 Kasai Kogyo Co., Ltd.                  24,461
           400 Keihin Corp.                            5,452
         1,200 Kintetsu World Express, Inc.           21,146
         2,700 Kitz Corp.                             25,158
           600 Kobe Bussan Co., Ltd.                  28,380
           300 Kohnan Shoji Co., Ltd.                  5,583
         1,500 Konoike Transport Co., Ltd.            20,431
           700 Kureha Corp.                           34,541
         1,000 KYB Corp.                               5,112
         1,800 Kyokuto Kaihatsu Kogyo Co.,
                 Ltd.                                 28,870
         4,600 Leopalace21 Corp.                      28,547
         2,100 Macnica Fuji Electronics
                 Holdings, Inc.                       30,639
         1,000 Maeda Road Construction Co.,
                 Ltd.                                 19,933


Page 88                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
           600 Maruha Nichiro Corp.             $     15,833
           600 Matsuya Foods Co., Ltd.                22,432
         1,100 Megachips Corp.                        27,130
         1,500 Mimasu Semiconductor Industry
                 Co., Ltd.                            22,565
           600 Mirait Holdings Corp.                   6,727
         1,200 Mitsuba Corp.                          22,074
         7,000 Mitsui Mining & Smelting
                 Co., Ltd.                            27,322
         1,000 Mitsui Sugar Co., Ltd.                 28,940
         2,000 Miyazaki Bank (The) Ltd.                6,561
         1,100 Modec, Inc.                            24,450
         2,000 Nachi-Fujikoshi Corp.                  11,327
         3,700 NET One Systems Co., Ltd.              35,034
           500 NHK Spring Co., Ltd.                    5,250
           800 Nichiha Corp.                          28,166
         1,000 Nikkiso Co., Ltd.                       9,602
           800 Nikkon Holdings Co., Ltd.              18,465
         1,000 Nippo Corp.                            20,084
         9,000 Nippon Chemi-Con Corp.                 32,487
         3,400 Nippon Denko Co., Ltd.                 11,971
         8,200 Nippon Light Metal Holdings
                 Co., Ltd.                            19,466
         2,000 Nippon Soda Co., Ltd.                  11,025
           100 Nippon Steel & Sumikin
                 Bussan Corp.                          4,792
         1,700 Nipro Corp.                            22,143
         4,000 Nishimatsu Construction Co., Ltd.      21,196
           600 Nishio Rent All Co., Ltd.              19,098
         4,000 Nisshin Oillio Group (The) Ltd.        23,436
           500 Nissin Electric Co., Ltd.               5,294
         1,700 Nissin Kogyo Co., Ltd.                 26,964
         1,000 Nitto Boseki Co., Ltd.                  4,801
         1,700 Nitto Kogyo Corp.                      26,798
           100 Noevir Holding Co.                      5,086
           700 Nomura Co., Ltd.                       15,932
         1,100 Nomura Real Estate Holdings,
                 Inc.                                 21,555
         8,000 NS United Kaiun Kaisha Ltd.            16,075
         5,000 NTN Corp.                              23,027
           550 Okinawa Electric Power (The)
                 Co., Inc.                            12,553
         1,300 Pacific Industrial Co., Ltd.           16,852
         1,100 PALTAC Corp.                           37,017
         3,600 Press Kogyo Co., Ltd.                  16,676
         7,000 Prima Meat Packers Ltd.                41,076
         1,200 Raito Kogyo Co., Ltd.                  12,675
         3,100 Rengo Co., Ltd.                        17,970
         1,500 Round One Corp.                        14,190
         6,000 Ryobi Ltd.                             24,379
           800 S Foods, Inc.                          29,411
           600 Sanyo Chemical Industries Ltd.         28,166
         3,000 Sanyo Special Steel Co., Ltd.          16,964
           900 SBI Holdings, Inc.                     12,179
         1,100 Seino Holdings Co., Ltd.               14,601
           400 Seiren Co., Ltd.                        6,280
           500 Shima Seiki Manufacturing Ltd.         23,250


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
         1,000 Shinmaywa Industries Ltd.        $      8,429
         1,000 Showa Denko KK                         23,170
         7,100 SKY Perfect JSAT Holdings, Inc.        30,489
           600 Sodick Co., Ltd.                        6,962
         2,400 Sojitz Corp.                            5,889
         1,600 Sumitomo Forestry Co., Ltd.            25,122
         4,000 Sumitomo Osaka Cement Co.,
                 Ltd.                                 18,955
         1,200 Sumitomo Riko Co., Ltd.                12,333
           400 Sumitomo Seika Chemicals
                 Co., Ltd.                            19,595
         1,700 T-Gaia Corp.                           32,224
         1,200 Tachi-S Co., Ltd.                      21,861
         1,600 Toagosei Co., Ltd.                     20,769
         1,000 Toda Corp.                              6,224
         4,000 Toho Zinc Co., Ltd.                    16,786
         2,700 Tokai Carbon Co., Ltd.                 14,907
           800 TOKAI Holdings Corp.                    5,968
           600 Tokai Rika Co., Ltd.                   11,026
         5,000 Tokuyama Corp. (b)                     24,050
         2,100 Tokyo Steel Manufacturing
                 Co., Ltd.                            17,756
           400 Tokyo TY Financial Group, Inc.         11,007
         1,500 Tokyu Construction Co., Ltd.           12,269
         2,300 TOMONY Holdings, Inc.                  11,186
           500 Topre Corp.                            13,514
           700 Topy Industries Ltd.                   20,818
         3,000 Toshiba TEC Corp.                      15,497
           400 Towa Pharmaceutical Co., Ltd.          18,671
           300 Toyo Tire & Rubber Co., Ltd.            6,105
         1,100 TS Tech Co., Ltd.                      31,980
           500 Tv Tokyo Holdings Corp.                10,207
           500 Ulvac, Inc.                            24,005
         1,400 Unipres Corp.                          31,068
           800 Yellow Hat Ltd.                        19,062
         1,000 Zeon Corp.                             10,642
                                                ------------
                                                   2,615,242
                                                ------------
               JERSEY - 0.8%
         8,312 Centamin PLC                           16,759
         1,458 Wizz Air Holdings PLC (b) (d)          45,974
                                                ------------
                                                      62,733
                                                ------------
               LUXEMBOURG - 1.0%
           832 ADO Properties S.A. (d)                35,193
         1,623 Grand City Properties S.A.             32,523
           715 SAF-Holland S.A.                       12,250
                                                ------------
                                                      79,966
                                                ------------
               NETHERLANDS - 0.7%
           772 AMG Advanced Metallurgical
                 Group N.V.                           22,550
           293 BE Semiconductor Industries
                 N.V.                                 15,645
           243 IMCD Group N.V.                        13,171
         1,105 Koninklijke BAM Groep N.V.              6,013
         1,590 SRH N.V. (b) (c)                            0
                                                ------------
                                                      57,379
                                                ------------


                        See Notes to Financial Statements                Page 89

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               NEW ZEALAND - 1.4%
        14,312 a2 Milk Co., Ltd. (b)            $     41,951
        10,438 Air New Zealand Ltd.                   24,936
        24,025 Kiwi Property Group Ltd.               24,824
         6,550 SKY Network Television Ltd.            16,559
                                                ------------
                                                     108,270
                                                ------------

               NORWAY - 1.5%
         2,979 Aker Solutions ASA (b)                 13,456
         1,631 Austevoll Seafood ASA                  13,870
         2,193 Entra ASA                              27,318
         4,100 Leroy Seafood Group ASA                22,271
           773 SpareBank 1 SMN                         6,643
         4,500 Storebrand ASA                         31,047
                                                ------------
                                                     114,605
                                                ------------
               PORTUGAL - 0.3%
        17,702 Sonae SGPS S.A.                        19,693
                                                ------------
               SINGAPORE - 1.1%
        33,000 Best World International Ltd.          34,037
         2,200 Venture Corp Ltd.                      19,255
        23,000 Yanlord Land Group Ltd.                29,319
                                                ------------
                                                      82,611
                                                ------------
               SOUTH KOREA - 11.8%
           131 Ahnlab, Inc.                            5,748
           729 BNK Financial Group, Inc.               6,977
         1,056 Cheil Worldwide, Inc.                  16,982
         3,691 Daewoo Engineering &
                 Construction Co., Ltd. (b)           24,453
           253 Dong-A Socio Holdings Co., Ltd.        29,962
         2,091 Dongkuk Steel Mill Co., Ltd.           26,774
           477 Fila Korea Ltd.                        35,645
            29 GS Home Shopping, Inc.                  5,865
           201 Halla Holdings Corp.                   11,278
           472 Handsome Co., Ltd.                     13,490
         1,720 Hankook Tire Worldwide Co.,
                 Ltd.                                 32,772
           186 Hanwha Corp.                            7,706
           960 Hanwha General Insurance
                 Co., Ltd.                             7,107
           568 Hanwha Techwin Co., Ltd. (b)           22,092
           265 Hyundai Department Store
                 Co., Ltd.                            25,593
           151 Hyundai Mipo Dockyard (b)              14,385
           197 Hyundai Wia Corp.                      12,018
           229 Interflex Co., Ltd. (b)                 7,886
           588 IS Dongseo Co., Ltd.                   22,612
         2,245 JB Financial Group Co., Ltd.           12,479
           189 Kolon Industries, Inc.                 11,381
           137 Korea Petro Chemical Ind. Co.,
                 Ltd.                                 30,294
         4,296 Korea Real Estate Investment
                 & Trust Co., Ltd.                    12,316
           896 LF Corp.                               23,493
            66 LG Hausys Ltd.                          6,317
           245 LG Innotek Co., Ltd.                   35,332
            11 Lotte Food Co., Ltd.                    6,115
           374 LOTTE Himart Co., Ltd.                 22,816


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOUTH KOREA (CONTINUED)
           104 LS Corp.                         $      6,626
           201 Maeil Holdings Co., Ltd.                4,805
            77 Mando Corp.                            17,329
         2,268 Mirae Asset Life Insurance
                 Co., Ltd.                            10,427
         2,390 Nexen Tire Corp.                       27,887
           112 NongShim Co., Ltd.                     33,038
           158 OCI Co., Ltd.                          12,387
         2,433 Pan Ocean Co., Ltd. (b)                11,228
           684 Poongsan Corp.                         25,706
           436 POSCO Chemtech Co., Ltd.                5,849
           944 Posco ICT Co., Ltd.                     6,122
           207 Samyang Corp.                          18,635
           949 Seah Besteel Corp.                     25,339
           281 SeAH Steel Corp.                       23,872
           740 SFA Engineering Corp.                  29,072
           105 Shinsegae, Inc.                        21,062
           221 SK Gas Ltd.                            24,917
         1,724 SL Corp.                               32,547
           386 Soulbrain Co., Ltd.                    25,100
            30 SPC Samlip Co., Ltd.                    4,759
           797 Toptec Co., Ltd.                       22,639
            28 Young Poong Corp.                      28,584
                                                ------------
                                                     907,818
                                                ------------
               SPAIN - 0.1%
           533 Let's GOWEX S.A. (b) (c) (e)                0
         2,402 Sacyr S.A. (b)                          6,367
                                                ------------
                                                       6,367
                                                ------------
               SWEDEN - 3.7%
         1,040 Com Hem Holding AB                     14,443
         1,874 Fabege AB                              36,035
         3,339 Hemfosa Fastigheter AB                 36,066
           189 JM AB                                   6,688
        23,941 Klovern AB, Class B                    26,201
         4,161 Kungsleden AB                          25,486
           356 Modern Times Group MTG AB,
                 Class B                              12,254
           482 NCC AB, Class B                        13,577
           624 Peab AB                                 7,570
        14,942 SAS AB (b)                             32,634
           785 Sweco AB, Class B                      19,409
         2,218 Wallenstam AB, Class B                 21,365
         1,572 Wihlborgs Fastigheter AB               33,214
                                                ------------
                                                     284,942
                                                ------------
               SWITZERLAND - 1.6%
           151 Bachem Holding AG, Class B             17,228
           111 BKW AG                                  6,517
           324 Bobst Group S.A.                       31,187
           134 Bossard Holding AG, Class A            27,166
            36 Infineon Holding AG                    17,739
           378 Mobilezone Holding AG                   5,558
            52 Valora Holding AG                      16,621
                                                ------------
                                                     122,016
                                                ------------


Page 90                 See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM - 6.6%
           601 Bodycote PLC                     $      5,898
         1,131 Bovis Homes Group PLC                  14,075
        35,181 Debenhams PLC                          19,818
           572 Dechra Pharmaceuticals PLC             12,665
         7,352 Drax Group PLC                         31,188
        10,574 EI Group PLC (b)                       17,697
         1,011 Electrocomponents PLC                   7,598
        56,960 EnQuest PLC (b)                        23,554
         3,269 Fenner PLC                             12,188
         5,683 Ferrexpo PLC                           15,351
        10,874 Firstgroup PLC (b)                     17,803
         9,143 Hays PLC                               19,768
         8,779 John Laing Group PLC (d)               34,646
         5,260 Kaz Minerals PLC (b)                   35,453
         1,957 Mitchells & Butlers PLC                 5,878
         2,281 N Brown Group PLC                       9,210
         3,480 Northgate PLC                          20,083
         2,367 OneSavings Bank PLC                    11,561
         2,620 Pets at Home Group PLC                  5,497
         2,512 Polypipe Group PLC                     12,508
         3,753 Redrow PLC                             26,738
         2,110 Savills PLC                            24,143
         3,320 Sole Realisation Co., PLC (b) (c) 31,782 7,762 Sports Direct International
                 PLC (b)                              29,439
         3,445 SSP Group PLC                          21,349
         4,023 Synthomer PLC                          25,575
         1,838 Vesuvius PLC                           12,700
                                                ------------
                                                     504,165
                                                ------------
               TOTAL COMMON STOCKS                 7,165,019
               (Cost $6,444,712)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 6.4%
               AUSTRALIA - 2.1%
        12,103 Abacus Property Group                  30,140
         2,842 Charter Hall Group                     12,014
         9,036 Charter Hall Retail REIT               28,266
        41,063 Cromwell Property Group                29,983
         2,474 Growthpoint Properties Australia
                 Ltd.                                  5,971
         8,256 Investa Office Fund                    27,857
        17,507 Shopping Centres Australasia
                 Property Group                       29,468
                                                ------------
                                                     163,699
                                                ------------
               CANADA - 0.5%
           442 Allied Properties Real Estate
                 Investment Trust                     13,266
           686 Granite Real Estate Investment
                 Trust                                27,132
                                                ------------
                                                      40,398
                                                ------------
               IRELAND - 0.8%
        20,566 Green REIT PLC                         33,426
        17,972 Hibernia REIT PLC                      28,224
                                                ------------
                                                      61,650
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ITALY - 0.2%
        19,076 Beni Stabili SpA SIIQ            $     13,770
                                                ------------
               NETHERLANDS - 0.3%
           499 Eurocommercial Properties N.V.         19,939
                                                ------------
               SINGAPORE - 0.3%
        32,800 Mapletree Greater China
                 Commercial Trust                     25,730
                                                ------------
               SPAIN - 0.9%
         2,076 Hispania Activos Inmobiliarios
                 S.A.                                 34,322
         3,874 Lar Espana Real Estate Socimi
                 S.A.                                 35,676
                                                ------------
                                                      69,998
                                                ------------
               UNITED KINGDOM - 1.3%
        16,016 Hansteen Holdings PLC                  25,971
         1,262 Safestore Holdings PLC                  6,926
         3,759 UNITE Group (The) PLC                  31,774
         3,048 Workspace Group PLC                    35,352
                                                ------------
                                                     100,023
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   495,207
               (Cost $460,269)                  ------------

               RIGHTS (a) - 0.0%
               NEW ZEALAND - 0.0%
         2,184 Kiwi Property Group Ltd.,
                 expiring 7/10/17 (b) (c)                 80
                                                ------------
               SPAIN - 0.0%
         2,402 Sacyr S.A., expiring 7/16/17 (b)          192
                                                ------------

               TOTAL RIGHTS                              272
               (Cost $171)                      ------------

               TOTAL INVESTMENTS - 99.5%           7,660,498
               (Cost $6,905,152) (f)
               NET OTHER ASSETS AND
                 LIABILITIES - 0.5%                   35,747
                                                ------------
               NET ASSETS - 100.0%              $  7,696,245
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $54,878 or 0.7% of net assets.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)   This issuer has filed for bankruptcy.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $935,251 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $179,905.


                        See Notes to Financial Statements                Page 91

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

JUNE 30, 2017 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
  Cayman Islands    $    102,781    $     89,204      $ 13,577        $     --**
  Italy                  215,822         206,383         9,439              --
  Netherlands             57,379          57,379            --              --**
  Spain                    6,367           6,367            --              --**
  United Kingdom         504,165         472,383        31,782              --
  Other Country
  Categories*          6,278,505       6,278,505            --              --
                    ------------------------------------------------------------
  Total Common
    Stocks             7,165,019       7,110,221        54,798              --**
Real Estate
  Investment Trusts*     495,207         495,207            --              --
Rights*                      272             192            80              --
                    ------------------------------------------------------------
Total Investments   $  7,660,498      $7,605,620      $ 54,878        $     --**
                    ============================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
  Common Stocks                                 $         --**
Net Realized Gain (Loss)                                  --
Net Change in Unrealized Appreciation/
  Depreciation                                            --
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2017
  Common Stocks                                           --**
                                                ------------
Total Level 3 holdings                          $         --**
                                                ============

** Investment is valued at $0

CURRENCY EXPOSURE                                 % OF TOTAL
DIVERSIFICATION                                  INVESTMENTS
------------------------------------------------------------
Japanese Yen                                        34.1%
Euro                                                15.6
South Korean Won                                    11.9
British Pound Sterling                               9.0
Canadian Dollar                                      5.9
Australian Dollar                                    5.4
Israeli Shekel                                       3.7
Swedish Krona                                        3.7
Hong Kong Dollar                                     3.4
Norwegian Krone                                      2.0
Swiss Franc                                          1.4
New Zealand Dollar                                   1.4
Singapore Dollar                                     1.4
Danish Krone                                         0.9
US Dollar                                            0.2
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 92                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 96.7%
               BERMUDA - 0.5%
     1,800,468 Sinopec Kantons Holdings Ltd.    $    993,925
                                                ------------
               BRAZIL - 9.4%
        32,996 Arezzo Industria e Comercio S.A. 325,787 165,822 Banco ABC Brasil S.A.
                 (Preference Shares)                 840,397
       342,363 Banco do Estado do Rio Grande
                 do Sul S.A. (Preference Shares)   1,357,919
       141,890 Bradespar S.A. (Preference
                 Shares)                             882,289
        88,769 Cia de Gas de Sao Paulo -
                 COMGAS (Preference Shares)        1,238,731
        70,273 Cia de Saneamento de Minas
                 Gerais-COPASA                       848,477
       126,483 Cia Paranaense de Energia
                 (Preference Shares)                 936,529
        71,644 CVC Brasil Operadora e Agencia
                 de Viagens S.A.                     700,459
        74,217 EDP - Energias do Brasil S.A.         317,890
       222,971 Eletropaulo Metropolitana
                 Eletricidade de Sao Paulo S.A.
                 (Preference Shares)                 851,394
        48,960 Fleury S.A.                           396,066
       620,682 Gol Linhas Aereas Inteligentes
                 S.A. (Preference Shares) (b)      1,414,516
        45,669 Grendene S.A.                         353,315
        62,108 Iochpe-Maxion S.A.                    311,955
       104,784 Light S.A. (b)                        708,808
        29,228 Magazine Luiza S.A.                 2,258,555
       418,308 Metalurgica Gerdau S.A.
                 (Preference Shares) (b)             627,544
     1,000,293 Oi S.A. (b)                         1,219,833
       673,372 QGEP Participacoes S.A.             1,219,545
        50,499 Ser Educacional S.A. (c)              373,457
        48,984 Smiles S.A.                           892,769
       199,674 Via Varejo S.A.                       655,756
                                                ------------
                                                  18,731,991
                                                ------------
               CAYMAN ISLANDS - 11.9%
       694,790 CAR, Inc. (b) (d)                     638,063
       391,735 Casetek Holdings Ltd.               1,313,510
       139,107 Chailease Holding Co., Ltd.           387,780
     3,886,869 China Harmony New Energy
                 Auto Holding Ltd. (b) (d)         1,856,947
     1,542,694 China Lesso Group Holdings Ltd. 1,185,555 2,484,048 China Lumena New Materials
                 Corp. (b) (e)                             0
        11,550 China Metal Recycling Holdings
                 Ltd. (b) (e)                              0
       299,195 China Shanshui Cement Group
                 Ltd. (b) (e)                         19,161
     4,324,908 China SCE Property Holdings
                 Ltd.                              1,966,509
     1,701,007 Chinasoft International Ltd.          901,981
     4,194,986 CIFI Holdings Group Co., Ltd.       1,864,450
     1,618,911 Fufeng Group Ltd.                     877,110
       203,369 General Interface Solution
                 Holdings Ltd.                     1,504,209


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
     1,099,396 HC International, Inc.           $    792,781
     2,250,842 KWG Property Holding Ltd.           1,507,778
     3,091,442 Logan Property Holdings
                 Co., Ltd.                         2,039,197
     2,156,938 Lonking Holdings Ltd.                 679,616
        16,856 Silergy Corp.                         324,708
       717,239 Tianneng Power International Ltd.     586,105
       371,563 TPK Holding Co., Ltd. (b)           1,138,385
     2,236,226 Xingda International Holdings
                 Ltd.                                905,094
     2,042,993 Xinyi Solar Holdings Ltd.             583,529
       835,814 Xtep International Holdings Ltd.      322,231
     3,128,977 Yuzhou Properties Co., Ltd.         1,843,533
       276,660 Zhen Ding Technology
                 Holding Ltd.                        655,726
                                                ------------
                                                  23,893,958
                                                ------------
               CHILE - 0.6%
       139,018 CAP S.A.                            1,108,039
                                                ------------
               CHINA - 2.2%
     1,012,953 China BlueChemical Ltd.,
                 Class H                             238,725
     5,826,568 Huadian Fuxin Energy Corp.,
                 Ltd., Class H                     1,395,549
     1,113,681 Shandong Chenming Paper
                 Holdings Ltd., Class B            1,409,316
     1,235,646 Shanghai Jin Jiang International
                 Hotels Group Co., Ltd., Class H     386,167
     2,093,827 Sinotrans Ltd., Class H             1,072,733
                                                ------------
                                                   4,502,490
                                                ------------
               EGYPT - 2.2%
     1,407,660 Ezz Steel (b)                       1,615,857
     1,733,674 Global Telecom Holding SAE            655,390
     1,023,045 Medinet Nasr Housing                  673,010
     2,567,996 Telecom Egypt Co.                   1,465,401
                                                ------------
                                                   4,409,658
                                                ------------
               HONG KONG - 6.2%
     1,173,451 BYD Electronic International
                 Co., Ltd.                         2,326,627
     3,240,368 China Agri-Industries
                 Holdings Ltd.                     1,344,715
     3,507,802 China Power International
                 Development Ltd.                  1,244,531
     7,919,840 China South City Holdings
                 Ltd. (d)                          1,470,873
     4,295,317 CITIC Telecom International
                 Holdings Ltd.                     1,375,390
     2,619,946 MMG Ltd. (b)                          966,442
     3,128,854 Poly Property Group Co., Ltd.       1,374,580
     1,738,469 Sinotruk Hong Kong Ltd.             1,262,527
     5,759,739 Yuexiu Property Co., Ltd.             981,172
                                                ------------
                                                  12,346,857
                                                ------------
               HUNGARY - 0.9%
       980,766 Magyar Telekom
                 Telecommunications PLC            1,711,918
                                                ------------


                        See Notes to Financial Statements                Page 93

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               INDIA - 5.7%
       107,228 Arvind Ltd.                      $    598,702
        20,101 Century Textiles & Industries         342,654
       233,838 Delta Corp. Ltd.                      562,188
       288,366 Dewan Housing Finance
                 Corp. Ltd.                        1,947,349
        40,259 Jet Airways India Ltd. (b)            350,069
       874,969 Jindal Steel & Power Ltd. (b)       1,666,350
       172,120 Reliance Capital Ltd.               1,714,210
     2,211,415 Reliance Communications
                 Ltd. (b)                            737,281
       148,939 Reliance Infrastructure Ltd.        1,148,653
       800,921 Sintex Industries Ltd.                298,622
       720,093 Sintex Plastics Technology
                 Ltd. (b) (e)                        817,711
     3,325,810 Suzlon Energy Ltd. (b)                959,603
       135,819 Union Bank of India (b)               309,933
                                                ------------
                                                  11,453,325
                                                ------------
               INDONESIA - 1.7%
     5,768,306 Bank Tabungan Negara Persero
                 Tbk PT                            1,125,312
    41,783,404 Global Mediacom Tbk PT (b)          1,818,374
       435,052 Indo Tambangraya Megah Tbk
                 PT                                  564,727
                                                ------------
                                                   3,508,413
                                                ------------
               LUXEMBOURG - 0.8%
        90,347 Kernel Holding S.A.                 1,581,100
                                                ------------
               MALAYSIA - 3.1%
     2,298,100 AirAsia Bhd                         1,739,910
       690,100 Felda Global Ventures Holdings        274,905
     1,394,400 IOI Properties Group Bhd              714,636
       780,500 My EG Services Bhd                    398,191
     2,723,060 Press Metal Bhd (e)                 1,700,069
       793,200 Sapura Energy Bhd                     293,802
     1,378,200 Unisem M Bhd                        1,149,396
                                                ------------
                                                   6,270,909
                                                ------------
               MEXICO - 2.9%
       938,713 Controladora Vuela Cia de
                 Aviacion SAB de C.V. (b)          1,373,771
       221,441 Industrias CH SAB de C.V.,
                 Series B (b)                      1,098,130
       423,208 Megacable Holdings SAB de C.V.      1,713,936
     1,161,408 OHL Mexico SAB de C.V.              1,675,358
                                                ------------
                                                   5,861,195
                                                ------------
               PHILIPPINES - 0.8%
     2,580,900 Alliance Global Group, Inc.           731,408
     9,683,000 Megaworld Corp.                       825,147
                                                ------------
                                                   1,556,555
                                                ------------
               POLAND - 3.8%
        23,789 Asseco Poland S.A.                    313,087
        10,861 CCC S.A.                              659,459
        17,414 CD Projekt S.A.                       404,329
        64,601 Ciech S.A. (b)                      1,064,291
       228,459 Enea S.A.                             823,664
       364,609 Energa S.A.                         1,030,172


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               POLAND (CONTINUED)
        94,597 Grupa Lotos S.A. (b)             $  1,301,916
       492,162 Synthos S.A.                          644,148
     1,524,400 Tauron Polska Energia S.A. (b)      1,472,711
                                                ------------
                                                   7,713,777
                                                ------------
               SOUTH AFRICA - 4.5%
       111,473 Astral Foods Ltd.                   1,261,074
       109,954 Barloworld Ltd.                       914,427
       185,440 Exxaro Resources Ltd.               1,318,244
       280,461 Gold Fields Ltd.                      963,204
       665,513 Harmony Gold Mining Co., Ltd.       1,102,872
     1,027,585 Nampak Ltd. (b)                     1,495,526
       761,736 Sibanye Gold Ltd.                     876,295
       233,106 Telkom S.A. SOC Ltd.                1,096,707
                                                ------------
                                                   9,028,349
                                                ------------
               TAIWAN - 28.1%
       739,374 Accton Technology Corp.             1,886,109
     2,238,134 AmTRAN Technology Co., Ltd.         1,541,384
     1,301,111 Cheng Loong Corp.                     613,772
       480,683 Chin-Poon Industrial Co., Ltd.        979,696
     1,875,341 China Airlines Ltd.                   569,014
     1,067,696 China Motor Corp.                   1,002,062
       852,494 China Petrochemical
                 Development Corp. (b)               326,481
       334,919 China Synthetic Rubber Corp.          356,718
       266,578 Chong Hong Construction Co.,
                 Ltd.                                602,035
     4,517,039 Chung Hung Steel Corp. (b)          1,581,409
       499,245 Compal Electronics, Inc.              336,441
     1,351,366 Compeq Manufacturing Co., Ltd.      1,101,705
       186,090 CTCI Corp.                            316,879
        65,313 Elite Advanced Laser Corp.            295,218
       250,766 Elite Material Co., Ltd.            1,215,910
       928,333 Epistar Corp. (b)                     856,007
     1,228,566 Eva Airways Corp.                     607,821
       695,687 Evergreen Marine Corp.
                 Taiwan Ltd. (b)                     353,332
       609,950 Everlight Electronics Co., Ltd.       982,497
        93,495 FLEXium Interconnect, Inc.            351,912
       609,950 Formosa Taffeta Co., Ltd.             612,557
        32,133 Genius Electronic Optical
                 Co., Ltd. (b)                       323,760
       679,759 Getac Technology Corp.                905,005
       471,898 Gigabyte Technology Co., Ltd.         636,023
     2,343,897 Grand Pacific Petrochemical         1,633,485
       342,470 Great Wall Enterprise Co., Ltd.       363,635
       556,254 Highwealth Construction Corp.         921,604
       282,205 Huaku Development Co., Ltd.           651,242
     1,412,348 King Yuan Electronics Co., Ltd.     1,446,241
       834,547 Kinpo Electronics                     310,006
       245,972 Kinsus Interconnect
                 Technology Corp.                    652,529
       666,032 LCY Chemical Corp.                    917,381
     1,891,438 Long Chen Paper Co., Ltd.           2,120,251
     3,874,445 Macronix International (b)          2,126,996
       302,555 Merry Electronics Co., Ltd.         1,879,780
       330,966 Pan-International Industrial
                 Corp.                               303,005
       223,409 Powertech Technology, Inc.            689,616


Page 94                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN (CONTINUED)
       198,256 Primax Electronics Ltd.          $    406,679
     2,248,276 Qisda Corp.                         1,718,357
       464,894 Radiant Opto-Electronics Corp. 1,034,626 1,088,681 Ruentex Development Co.,
                 Ltd. (b)                          1,227,540
       607,453 Ruentex Industries Ltd.               906,587
     5,589,055 Shin Kong Financial Holding
                 Co., Ltd.                         1,488,210
       167,742 Taiwan Hon Chuan Enterprise
                 Co., Ltd.                           334,712
     3,043,694 Tatung Co., Ltd. (b)                1,315,732
       375,420 Tong Yang Industry Co., Ltd.          697,279
       399,618 Topco Scientific Co., Ltd.          1,232,221
       230,723 Tripod Technology Corp.               734,946
     1,184,543 Unimicron Technology Corp.            687,284
       740,475 United Integrated Services
                 Co., Ltd.                         1,708,788
     1,504,534 UPC Technology Corp.                  670,166
     2,847,191 Walsin Lihwa Corp.                  1,254,187
       883,843 Walsin Technology Corp.             1,586,385
     2,327,395 Winbond Electronics Corp.           1,396,284
     1,067,696 Wistron Corp.                       1,086,298
       222,386 WT Microelectronics Co., Ltd.         329,339
       358,901 Yageo Corp.                         1,250,608
     1,712,350 YFY Inc. (b)                          534,758
     2,847,191 Yieh Phui Enterprise Co., Ltd. (b)  1,249,507
     1,049,633 Yulon Motor Co., Ltd.                 941,978
                                                ------------
                                                  56,161,989
                                                ------------
               THAILAND - 6.4%
     2,518,000 Amata Corp. PCL                     1,274,937
     4,668,400 AP Thailand PCL                     1,113,160
     1,358,600 Bangchak Corp. PCL                  1,339,803
     4,074,800 Esso Thailand PCL (b)               1,211,524
       238,500 Hana Microelectronics PCL             352,800
     4,351,300 IRPC PCL                              685,294
       161,500 Kiatnakin Bank PCL                    339,925
     2,778,300 LPN Development PCL                   973,264
       423,100 Mega Lifesciences PCL                 348,743
     1,083,800 Muangthai Leasing PCL               1,068,805
       715,400 Pruksa Real Estate PCL                469,633
     4,276,400 Quality Houses PCL                    324,790
    10,985,600 Sansiri PCL                           730,864
       525,800 SPCG PCL                              320,402
     1,751,200 Sri Trang Agro-Industry PCL           768,115
       448,100 Supalai PCL                           342,967
       334,800 Thai Vegetable Oil PCL                298,137
     1,698,000 Thaicom PCL                           804,763
                                                ------------
                                                  12,767,926
                                                ------------
               TURKEY - 5.0%
       763,698 Aksa Enerji Uretim A.S. (b)           846,515
       645,375 EIS Eczacibasi Ilac ve Sinai ve
                 Finansal Yatirimlar Sanayi ve
                 Ticaret A.S.                        867,605
       779,964 Soda Sanayii A.S.                   1,454,210
       549,129 Tekfen Holding A.S.                 1,360,941
     1,878,936 Trakya Cam Sanayii A.S.             2,066,672


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TURKEY (CONTINUED)
       651,273 Turk Hava Yollari AO (b)         $  1,490,073
     2,014,827 Turkiye Sinai Kalkinma
                 Bankasi A.S.                        813,158
       854,311 Turkiye Sise ve Cam
                 Fabrikalari A.S.                  1,116,921
                                                ------------
                                                  10,016,095
                                                ------------
               TOTAL COMMON STOCKS               193,618,469
               (Cost $177,679,063)              ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 2.9%
               MEXICO - 1.2%
     1,465,756 Macquarie Mexico Real Estate
                 Management S.A. de C.V.           1,725,108
       382,526 Prologis Property Mexico S.A.
                 de C.V.                             723,582
                                                ------------
                                                   2,448,690
                                                ------------
               SOUTH AFRICA - 0.8%
     3,974,902 SA Corporate Real Estate Ltd.       1,671,084
                                                ------------
               TURKEY - 0.9%
     2,047,388 Emlak Konut Gayrimenkul
                 Yatirim Ortakligi A.S. (b)        1,710,788
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                 5,830,562
               (Cost $5,566,970)                ------------

               MONEY MARKET FUNDS - 1.0%
     1,993,777 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (f) (g)                     1,993,777
               (Cost $1,993,777)                ------------

               TOTAL INVESTMENTS - 100.6%        201,442,808
               (Cost $185,239,810) (h)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.6%)             (1,253,531)
                                                ------------
               NET ASSETS - 100.0%              $200,189,277
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,872,733 and the total value of the collateral held by the Fund is $1,993,777.


                        See Notes to Financial Statements                Page 95

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2017 (UNAUDITED)

(e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2017, securities noted as such are valued at $2,536,941 or 1.3% of net assets.

(f)   Interest rate shown reflects yield as of June 30, 2017.

(g)   This security serves as collateral for securities on loan.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,000,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,797,292.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks:
  Cayman Islands    $ 23,893,958    $ 23,874,797     $       --       $ 19,161
  Egypt                4,409,658       3,736,648        673,010             --
  India               11,453,325      10,635,614        817,711             --
  Malaysia             6,270,909       4,570,840      1,700,069             --
  Other Industry
   Categories*       147,590,619     147,590,619             --             --
                    ------------------------------------------------------------
Total Common
  Stocks             193,618,469     190,408,518      3,190,790         19,161
Real Estate
  Investment
   Trusts*             5,830,562       5,830,562             --             --
Money Market
  Funds                1,993,777       1,993,777             --             --
                    ------------------------------------------------------------
Total Investments   $201,442,808    $198,232,857     $3,190,790       $ 19,161
                    ============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2017, the Fund transferred investments valued at $1,383,537 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of a lack of trading volume on the primary exchange.

The following table provides information on the Level 3 equities held by the Fund that were valued at June 30, 2017, based on unobservable inputs.

                                                               IMPACT TO
                                                               VALUATION
             FAIR                                               FROM AN
 ASSET     VALUE AT    VALUATION     UNOBSERVABLE             INCREASE IN
  TYPE     6/30/17     TECHNIQUE        INPUTS       AMOUNT    INPUT (a)
--------------------------------------------------------------------------
                       Expected        Recovery
Equities   $19,161   Distribution        Rate        25%-75%   Increase

(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third- party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2016
  Common Stocks                                 $     19,292
Net Realized Gain                                         --
Net Change in Unrealized
  Appreciation/Depreciation                             (131)
Purchases                                                 --
Sales                                                     --
Transfers In                                              --
Transfers Out                                             --
ENDING BALANCE AT JUNE 30, 2017
  Common Stocks                                       19,161
                                                ------------
Total Level 3 holdings                          $     19,161
                                                ============


Page 96                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

JUNE 30, 2017 (UNAUDITED)


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $  1,872,733
Non-cash Collateral(2)                            (1,872,733)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.


CURRENCY EXPOSURE                                 % OF TOTAL
DIVERSIFICATION                                  INVESTMENTS
------------------------------------------------------------
Taiwan New Dollar                                   30.5%
Hong Kong Dollar                                    18.1
Brazilian Real                                       9.3
Thailand Baht                                        6.3
Turkish Lira                                         5.8
India Rupee                                          5.7
South African Rand                                   5.3
Polish Zloty                                         4.6
Mexican Peso                                         4.1
Malaysian Ringgit                                    3.1
Egyptian Pound                                       2.2
Indonesian Rupiah                                    1.7
United States Dollar                                 1.0
Hungarian Forint                                     0.9
Philippines Peso                                     0.8
Chilean Peso                                         0.6
                                                  -------
TOTAL                                              100.0%
                                                  =======


                        See Notes to Financial Statements                Page 97

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 94.3%
               AUSTRIA - 5.2%
           731 Erste Group Bank AG              $     27,991
           711 Lenzing AG                            127,414
         1,810 OMV AG                                 93,927
         5,258 Raiffeisen Bank International
                 AG (b)                              132,720
         5,592 Verbund AG                            106,597
         2,411 Voestalpine AG                        112,352
                                                ------------
                                                     601,001
                                                ------------
               BELGIUM - 2.8%
           902 Elia System Operator S.A./N.V.         51,053
         1,097 Melexis N.V.                           90,086
         2,269 Proximus S.A.                          79,379
           584 Solvay S.A.                            78,374
           400 Telenet Group Holding N.V. (b)         25,196
                                                ------------
                                                     324,088
                                                ------------
               FINLAND - 3.9%
           481 Cargotec OYJ, Class B                  30,518
         3,044 Neste OYJ                             119,911
         9,739 Outokumpu OYJ                          77,753
         6,024 Stora Enso OYJ, Class R                77,816
         5,052 UPM-Kymmene OYJ                       144,023
                                                ------------
                                                     450,021
                                                ------------
               FRANCE - 26.9%
         3,178 Alstom S.A.                           111,107
           724 Arkema S.A.                            77,259
           960 Atos SE                               134,755
           920 AXA S.A.                               25,166
           281 BioMerieux                             60,819
           357 BNP Paribas S.A.                       25,713
         1,169 Bouygues S.A.                          49,295
           256 Cap Gemini S.A.                        26,455
         1,009 Carrefour S.A.                         25,526
           927 Cie de Saint-Gobain                    49,529
           977 Cie Generale des Etablissements
                 Michelin                            129,888
         4,665 CNP Assurances                        104,724
           304 Eiffage S.A.                           27,624
         3,359 Engie S.A.                             50,699
         1,893 Eurazeo S.A.                          142,028
         4,253 Eutelsat Communications S.A.          108,615
         2,495 Faurecia                              126,725
            99 Hermes International                   48,921
           561 Imerys S.A.                            48,793
         1,187 Ipsen S.A.                            162,484
           366 Kering                                124,656
           808 Lagardere SCA                          25,517
           431 LVMH Moet Hennessy Louis
                 Vuitton SE                          107,462
        15,409 Natixis S.A.                          103,432
         1,531 Orange S.A.                            24,288
           742 Orpea                                  82,697
         5,894 Peugeot S.A.                          117,571
         1,955 Plastic Omnium S.A.                    71,308
           243 Remy Cointreau S.A.                    28,379
         1,366 Renault S.A.                          123,644


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
         3,922 Rexel S.A.                       $     64,169
           726 Rubis SCA                              82,290
         1,255 SCOR SE                                49,753
         1,404 Societe Generale S.A.                  75,545
         1,507 Suez Environnement Co.                 27,910
         1,878 TOTAL S.A.                             92,844
         2,222 Ubisoft Entertainment S.A. (b)        126,081
         1,781 Valeo S.A.                            119,996
         2,541 Veolia Environnement S.A.              53,691
           668 Vicat S.A.                             47,051
           187 Wendel S.A.                            27,680
                                                ------------
                                                   3,112,089
                                                ------------
               GERMANY - 24.1%
           625 Adidas AG                             119,747
           383 Allianz SE                             75,415
         1,290 Axel Springer SE                       77,499
         1,301 Bayerische Motoren Werke AG           120,777
         1,116 Carl Zeiss Meditec AG                  57,920
         2,596 Celesio AG                             79,314
         2,631 Commerzbank AG (b)                     31,342
           325 Continental AG                         70,138
         1,285 Daimler AG                             93,006
         7,320 Deutsche Lufthansa AG                 166,584
         3,604 Deutsche Wohnen AG                    137,855
           730 Evonik Industries AG                   23,333
         1,007 Fraport AG Frankfurt Airport
                 Services Worldwide                   88,906
         1,463 Freenet AG                             46,662
         2,145 Hella KGaA Hueck & Co.                105,579
           575 HOCHTIEF AG                           105,340
           326 Hugo Boss AG                           22,825
         4,649 Infineon Technologies AG               98,153
           630 Innogy SE (c)                          24,799
           716 Jungheinrich AG
                 (Preference Shares)                  26,173
         2,047 K+S AG (d)                             52,418
           424 Krones AG                              49,105
         1,157 LEG Immobilien AG                     108,770
           209 Merck KGaA                             25,244
           913 MTU Aero Engines Holding AG           128,784
           380 OSRAM Licht AG                         30,273
         1,741 Porsche Automobil Holding SE
                 (Preference Shares)                  97,813
         1,414 Rheinmetall AG                        134,239
         2,864 RWE AG                                 57,065
           542 Sartorius AG  (Preference Shares)      52,297
           693 Siemens AG                             95,258
           675 Talanx AG                              25,210
           651 Volkswagen AG
                 (Preference Shares)                  99,151
         3,369 Vonovia SE                            133,772
           462 Wacker Chemie AG                       50,155
         1,285 Wirecard AG (d)                        81,778
                                                ------------
                                                   2,792,699
                                                ------------
               GREECE - 0.5%
         5,056 Hellenic Telecommunications
                 Organization S.A.                    60,866
                                                ------------


Page 98                 See Notes to Financial Statements

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

JUNE 30, 2017 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IRELAND - 2.4%
        94,918 Bank of Ireland (The) (b)        $     24,934
         2,977 Kingspan Group PLC                    102,192
         3,064 Ryanair Holdings PLC (b)               62,852
         2,695 Smurfit Kappa Group PLC                83,894
                                                ------------
                                                     273,872
                                                ------------
               ITALY - 8.0%
         8,018 Brembo S.p.A.                         117,311
         1,859 Buzzi Unicem S.p.A                     46,266
        15,123 Enel S.p.A.                            81,078
        25,594 Hera S.p.A.                            78,225
         1,458 Industria Macchine Automatiche
                 S.p.A.                              133,970
        16,233 Italgas S.p.A.                         81,986
         3,348 Leonardo S.p.A.                        55,638
         2,640 Mediobanca S.p.A.                      26,052
         7,138 Poste Italiane S.p.A. (c)              48,875
           702 Recordati S.p.A.                       28,480
           794 Salvatore Ferragamo S.p.A              21,175
       131,972 Telecom Italia S.p.A. (b)             121,791
        18,553 Unione di Banche Italiane S.p.A.       79,803
                                                ------------
                                                     920,650
                                                ------------
               LUXEMBOURG - 1.3%
         1,424 APERAM S.A.                            66,195
         3,762 ArcelorMittal (b)                      85,334
                                                ------------
                                                     151,529
                                                ------------
               NETHERLANDS - 8.7%
        13,992 Aegon N.V.                             71,451
         1,248 Airbus Group SE                       102,629
           859 Akzo Nobel N.V.                        74,652
         5,247 Altice N.V., Class A (b)              121,056
           424 ASM International N.V.                 24,693
           536 ASML Holding N.V.                      69,851
         1,194 Heineken Holding N.V.                 109,439
           704 Koninklijke DSM N.V.                   51,171
         2,722 Koninklijke Vopak N.V.                126,223
         1,463 NN Group N.V.                          52,000
         1,237 Randstad Holding N.V.                  72,224
         4,927 Steinhoff International
                 Holdings N.V.                        25,093
         7,769 STMicroelectronics N.V.               111,627
                                                ------------
                                                   1,012,109
                                                ------------
               PORTUGAL - 1.2%
        28,033 EDP - Energias de Portugal S.A.        91,667
         2,660 Jeronimo Martins SGPS S.A.             51,922
                                                ------------
                                                     143,589
                                                ------------
               SPAIN - 9.3%
         1,185 Acciona S.A.                          104,297
         6,136 Banco Bilbao Vizcaya
                 Argentaria S.A.                      50,915
        12,984 Banco de Sabadell S.A.                 26,382
        11,619 Banco Santander S.A.                   76,863
        16,568 CaixaBank S.A.                         79,099
         1,832 Enagas S.A.                            51,369
         2,025 Endesa S.A.                            46,650

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPAIN (CONTINUED)
         2,011 Gamesa Corp. Tecnologica S.A.    $     42,940
         3,251 Gas Natural SDG S.A.                   76,082
         2,675 Grupo Catalana Occidente S.A.         112,525
         9,956 Iberdrola S.A.                         78,837
        34,604 Mapfre S.A.                           120,861
         1,858 Mediaset Espana
                 Comunicacion S.A.                    23,120
         1,239 Red Electrica Corp. S.A.               25,890
         7,686 Repsol S.A.                           117,633
         4,255 Telefonica S.A.                        43,923
                                                ------------
                                                   1,077,386
                                                ------------
               TOTAL COMMON STOCKS                10,919,899
               (Cost $9,868,798)                ------------

               REAL ESTATE INVESTMENT
                 TRUSTS (a) - 5.2%
               FRANCE - 4.1%
         1,136 Fonciere Des Regions                  105,382
           875 Gecina S.A.                           137,265
         2,440 Klepierre                             100,006
           508 Unibail-Rodamco SE                    128,024
                                                ------------
                                                     470,677
                                                ------------
               SPAIN - 1.1%
        10,616 Merlin Properties Socimi S.A.         134,103
                                                ------------
               TOTAL REAL ESTATE
                 INVESTMENT TRUSTS                   604,780
               (Cost $580,786)                  ------------

               MONEY MARKET FUNDS - 0.9%
       104,801 Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class -
                 0.85% (e) (f)                       104,801
               (Cost $104,801)                  ------------

               TOTAL INVESTMENTS - 100.4%         11,629,480
               (Cost $10,554,385) (g)
               NET OTHER ASSETS AND
                 LIABILITIES - (0.4%)                (47,589)
                                                ------------
               NET ASSETS - 100.0%              $ 11,581,891
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $99,827 and the total value of the collateral held by the Fund is $104,801.

(e)   Interest rate shown reflects yield as of June 30, 2017.


                        See Notes to Financial Statements                Page 99

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

JUNE 30, 2017 (UNAUDITED)

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,135,609 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $60,514.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2        LEVEL 3
                       TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                      VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                     6/30/2017         PRICES           INPUT          INPUT
                    ------------------------------------------------------------
Common Stocks*      $ 10,919,899    $ 10,919,899      $     --        $     --
Real Estate
  Investment Trusts*     604,780         604,780            --              --
Money Market
  Funds                  104,801         104,801            --              --
                    ------------------------------------------------------------
Total Investments   $ 11,629,480    $ 11,629,480      $     --        $     --
                    ============================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2017.


OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2F - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)       $     99,827
Non-cash Collateral(2)                               (99,827)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At June 30, 2017, the value of the collateral from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


Page 100                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2017 (UNAUDITED)

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $   45,541,192    $  447,108,006    $   23,412,032    $   24,318,889
Cash  ......................................................           21,556            37,066                --                --
Foreign currency............................................               --                --           422,925           302,552
Receivables:
      Investment securities sold............................               --         3,400,890         7,107,306                --
      Dividends.............................................           79,932           928,802           551,168           763,150
      Dividend reclaims.....................................               --         1,048,379                --                --
      Security lending income...............................               --            28,744                --                --
Other assets................................................               16                --            41,768                --
                                                               --------------    --------------    --------------    --------------
      Total Assets..........................................       45,642,696       452,551,887        31,535,199        25,384,591
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to custodian............................................               --                --         7,699,523           437,952
Due to custodian foreign currency...........................            3,739         3,458,735                --                --
Payables:
      Collateral for securities on loan.....................               --         5,997,210                --                --
      Investment securities purchased.......................               --               284                --                --
      Investment advisory fees..............................           29,676           279,773            22,536            52,189
                                                               --------------    --------------    --------------    --------------
      Total Liabilities.....................................           33,415         9,736,002         7,722,059           490,141
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   45,609,281    $  442,815,885    $   23,813,140    $   24,894,450
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $   49,196,768    $  520,181,248    $   29,478,473    $   25,120,232
Par value...................................................           14,000           128,000            12,500            18,000
Accumulated net investment income (loss)....................          (98,181)          191,934           903,095         1,259,996
Accumulated net realized gain (loss) on investments
   and foreign currency transactions........................       (9,402,947)     (119,368,253)       (8,387,945)       (5,542,215)
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................        5,899,641        41,682,956         1,807,017         4,038,437
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $   45,609,281    $  442,815,885    $   23,813,140    $   24,894,450
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        32.58    $        34.59    $        19.05    $        13.83
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................        1,400,002        12,800,002         1,250,002         1,800,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $   39,641,657    $  405,356,813    $   21,561,383    $   20,250,247
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $       (3,732)   $   (3,453,835)   $      422,416    $      302,521
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $           --    $    3,247,955    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 102                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)
----------------   ----------------   ----------------   ----------------   ----------------


 $    4,712,592     $   60,519,545     $    5,394,505     $  480,270,308     $  287,538,254
             --                 --              4,199            288,831                 --
          8,534            167,267                 --                 --            268,131

             --                422                 --          4,995,178            138,890
         62,050             49,965                 --            626,324          1,575,265
             --                632                 --            190,816              6,361
             --              5,049                 --             13,560             30,091
             --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------
      4,783,176         60,742,880          5,398,704        486,385,017        289,556,992
 --------------     --------------     --------------     --------------     --------------


          7,199             55,170                 --                 --            208,198
             --                 --                 --          2,310,064                 --

             --            771,387                 --          2,896,124          5,667,935
             --                 --                 --          3,030,665             13,162
          3,066             38,397              3,567            267,355            181,510
 --------------     --------------     --------------     --------------     --------------
         10,265            864,954              3,567          8,504,208          6,070,805
 --------------     --------------     --------------     --------------     --------------
 $    4,772,911     $   59,877,926     $    5,395,137     $  477,880,809     $  283,486,187
 ==============     ==============     ==============     ==============     ==============


 $    9,624,790     $   70,666,827     $    7,225,571     $  486,698,888     $  337,246,472
          2,000             11,500              2,000             87,020            121,500
         24,609           (104,232)           (17,098)           130,324            723,023

     (5,253,732)       (14,747,465)        (2,920,444)       (35,415,395)       (77,158,153)

        375,244          4,051,296          1,105,108         26,379,972         22,553,345
 --------------     --------------     --------------     --------------     --------------
 $    4,772,911     $   59,877,926     $    5,395,137     $  477,880,809     $  283,486,187
 ==============     ==============     ==============     ==============     ==============

 $        23.86     $        52.07     $        26.98     $        54.92     $        23.33
 ==============     ==============     ==============     ==============     ==============

        200,002          1,150,002            200,002          8,702,000         12,150,002
 ==============     ==============     ==============     ==============     ==============
 $    4,337,337     $   56,468,410     $    4,289,397     $  453,995,049     $  264,978,172
 ==============     ==============     ==============     ==============     ==============
 $        8,535     $      167,312     $           --     $   (2,306,601)    $      268,160
 ==============     ==============     ==============     ==============     ==============
 $           --     $      735,196     $           --     $      929,248     $    5,374,566
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

JUNE 30, 2017 (UNAUDITED)


                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  GERMANY            CANADA          AUSTRALIA       UNITED KINGDOM
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FGM)             (FCAN)            (FAUS)            (FKU)
                                                              ----------------  ----------------  ----------------  ----------------

ASSETS:
Investments, at value.......................................   $  187,133,939    $    5,916,905    $    1,562,410    $   26,875,021
Cash  ......................................................          124,963             3,324             2,663            37,994
Foreign currency............................................               --             4,739                --            17,051
Receivables:
      Investment securities sold............................               --                --                --                --
      Dividends.............................................           55,206            12,349             6,727           160,656
      Dividend reclaims.....................................          335,073                83                37             3,992
      Security lending income...............................            1,388               111                --                --
Other assets................................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total Assets..........................................      187,650,569         5,937,511         1,571,837        27,094,714
                                                               --------------    --------------    --------------    --------------

LIABILITIES:
Due to custodian............................................               --                --                --                --
Due to custodian foreign currency...........................              109                --                --                --
Payables:
      Collateral for securities on loan.....................        6,248,428           170,144                --                --
      Investment securities purchased.......................               --                --                --                --
      Investment advisory fees..............................          119,733             3,740             1,018            18,053
                                                               --------------    --------------    --------------    --------------
      Total Liabilities.....................................        6,368,270           173,884             1,018            18,053
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $  181,282,299    $    5,763,627    $    1,570,819    $   27,076,661
                                                               ==============    ==============    ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................   $  184,374,549    $   21,429,312    $    1,932,103    $   63,849,754
Par value...................................................           42,000             2,500               500             7,500
Accumulated net investment income (loss)....................          (15,661)            8,600           (39,191)           95,062
Accumulated net realized gain (loss) on investments
   and foreign currency transactions........................      (21,591,024)      (15,221,738)         (520,923)      (37,088,415)
Net unrealized appreciation (depreciation) on
   investments and foreign currency translation.............       18,472,435          (455,047)          198,330           212,760
                                                               --------------    --------------    --------------    --------------
NET ASSETS..................................................   $  181,282,299    $    5,763,627    $    1,570,819    $   27,076,661
                                                               ==============    ==============    ==============    ==============

NET ASSET VALUE, per share..................................   $        43.16    $        23.05    $        31.42    $        36.10
                                                               ==============    ==============    ==============    ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...................        4,200,002           250,002            50,002           750,002
                                                               ==============    ==============    ==============    ==============
Investments, at cost........................................   $  168,678,365    $    6,372,101    $    1,364,121    $   26,664,177
                                                               ==============    ==============    ==============    ==============
Foreign currency, at cost (proceeds)........................   $         (108)   $        4,727    $           --    $       17,009
                                                               ==============    ==============    ==============    ==============
Securities on loan, at value................................   $    5,954,891    $      158,973    $           --    $           --
                                                               ==============    ==============    ==============    ==============


Page 104                  See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST     DEVELOPED MARKETS   EMERGING MARKETS     FIRST TRUST
     TAIWAN           HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FTW)              (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $    3,651,307     $    7,613,416     $  188,393,042     $    7,660,498     $  201,442,808     $   11,629,480
             --             20,702             42,003             13,998                 --              6,221
             80              4,223             12,191             10,529            242,944                 --

             --                 --                 --                 31                 --            118,498
          3,732             14,300                 --             10,248            767,037              8,267
             --                 --          1,507,004              6,013              2,424             48,202
             --                 --                 --                 --              3,920                689
             --                 --                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
      3,655,119          7,652,641        189,954,240          7,701,317        202,459,133         11,811,357
 --------------     --------------     --------------     --------------     --------------     --------------


            749                 --                 --                 --            147,061                 --
             --                 --                 --                 --                 --            115,023

             --                 --                 --                 --          1,993,777            104,801
             --                 --                 --                 --                 --              2,510
          2,331              5,113            127,213              5,072            129,018              7,132
 --------------     --------------     --------------     --------------     --------------     --------------
          3,080              5,113            127,213              5,072          2,269,856            229,466
 --------------     --------------     --------------     --------------     --------------     --------------
 $    3,652,039     $    7,647,528     $  189,827,027     $    7,696,245     $  200,189,277     $   11,581,891
 ==============     ==============     ==============     ==============     ==============     ==============


 $    4,919,353     $   56,031,208     $  189,363,330     $    7,768,619     $  192,185,584     $   11,439,876
          1,000              2,000             39,000              2,000             54,500              3,000
         (9,811)            16,151           (27,626)            (3,745)            234,258             17,759

     (2,082,772)       (49,216,847)       (23,010,693)          (825,972)        (8,484,455)          (952,718)

        824,269            815,016         23,463,016            755,343         16,199,390          1,073,974
 --------------     --------------     --------------     --------------     --------------     --------------
 $    3,652,039     $    7,647,528     $  189,827,027     $    7,696,245     $  200,189,277     $   11,581,891
 ==============     ==============     ==============     ==============     ==============     ==============

 $        36.52     $        38.24     $        48.67     $        38.48     $        36.73     $        38.61
 ==============     ==============     ==============     ==============     ==============     ==============

        100,002            200,002          3,900,002            200,002          5,450,002            300,002
 ==============     ==============     ==============     ==============     ==============     ==============
 $    2,827,026     $    6,798,385     $  164,939,340     $    6,905,152     $  185,239,810     $   10,554,385
 ==============     ==============     ==============     ==============     ==============     ==============
 $           80     $        4,225     $       12,065     $       10,512     $      243,383     $     (114,862)
 ==============     ==============     ==============     ==============     ==============     ==============
 $           --     $           --     $           --     $           --     $    1,872,733     $       99,827
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

                                                                FIRST TRUST
                                                                ASIA PACIFIC      FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  EX-JAPAN           EUROPE        LATIN AMERICA         BRAZIL
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FPA)             (FEP)             (FLN)             (FBZ)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $      746,959    $    7,113,519    $    2,796,380    $    2,876,066
Foreign tax withholding.....................................          (55,161)         (661,822)         (272,516)         (206,735)
Securities lending income (net of fees).....................            1,055           115,569                --                --
Other ......................................................              446                 9                 3                --
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................          693,299         6,567,275         2,523,867         2,669,331
                                                               --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees....................................          154,595         1,219,926           489,042           504,510
Excise tax expense..........................................               --                --            13,283            25,591
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          154,595         1,219,926           502,325           530,101
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................          538,704         5,347,349         2,021,542         2,139,230
                                                               --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................          (20,369)        3,412,302        (1,590,068)          255,338
      Foreign capital gains tax.............................               --                --                --                --
      In-kind redemptions...................................               --           743,690           205,669                --
      Foreign currency transactions.........................              903           (10,139)           36,105          (598,048)
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................          (19,466)        4,145,853        (1,348,294)         (342,710)
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................        6,574,979        41,173,455        (1,206,554)       (5,069,596)
      Foreign currency translation..........................               84           106,578           (44,187)          (33,331)
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........        6,575,063        41,280,033        (1,250,741)       (5,102,927)
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................        6,555,597        45,425,886        (2,599,035)       (5,445,637)
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $    7,094,301    $   50,773,235    $     (577,493)   $   (3,306,407)
                                                               ==============    ==============    ==============    ==============


Page 106                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST         DEVELOPED           EMERGING
     CHINA              JAPAN           SOUTH KOREA       MARKETS EX-US         MARKETS
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND
     (FCA)              (FJP)              (FKO)              (FDT)              (FEM)
----------------   ----------------   ----------------   ----------------   ----------------


 $      100,595     $      669,096     $       79,376     $    4,400,040     $    4,307,709
         (6,050)           (66,910)           (13,098)          (398,404)          (292,141)
            156             14,973                 --             44,703             74,486
             --                 --                600                700                 --
 --------------     --------------     --------------     --------------     --------------
         94,701            617,159             66,878          4,047,039          4,090,054
 --------------     --------------     --------------     --------------     --------------


         17,447            212,404             19,638            961,163            856,227
             --                 --                 --                 --              2,012
 --------------     --------------     --------------     --------------     --------------
         17,447            212,404             19,638            961,163            858,239
 --------------     --------------     --------------     --------------     --------------
         77,254            404,755             47,240          3,085,876          3,231,815
 --------------     --------------     --------------     --------------     --------------



        142,454           (679,367)          (214,768)         1,995,998          2,718,033
             --                 --                 --                 --           (148,828)
             --            164,521                 --                 --                 --
            (49)               418              4,071            (27,316)           (86,797)
 --------------     --------------     --------------     --------------     --------------
        142,405           (514,428)          (210,697)         1,968,682          2,482,408
 --------------     --------------     --------------     --------------     --------------

        750,098          4,797,734          1,201,413         25,081,977         19,880,143
            (12)             1,164                 --             26,755             (4,881)
 --------------     --------------     --------------     --------------     --------------
        750,086          4,798,898          1,201,413         25,108,732         19,875,262
 --------------     --------------     --------------     --------------     --------------
        892,491          4,284,470            990,716         27,077,414         22,357,670
 --------------     --------------     --------------     --------------     --------------

 $      969,745     $    4,689,225     $    1,037,956     $   30,163,290     $   25,589,485
 ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)


                                                                FIRST TRUST       FIRST TRUST       FIRST TRUST       FIRST TRUST
                                                                  GERMANY            CANADA          AUSTRALIA       UNITED KINGDOM
                                                              ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND  ALPHADEX(R) FUND
                                                                   (FGM)             (FCAN)            (FAUS)            (FKU)
                                                              ----------------  ----------------  ----------------  ----------------

INVESTMENT INCOME:
Dividends...................................................   $    3,524,668    $      157,239    $       34,527    $      612,414
Foreign tax withholding.....................................         (430,986)          (24,726)           (1,560)           (9,252)
Securities lending income (net of fees).....................           11,877             2,930                --                --
Other ......................................................                9                --                --                20
                                                               --------------    --------------    --------------    --------------
      Total investment income...............................        3,105,568           135,443            32,967           603,182
                                                               --------------    --------------    --------------    --------------

EXPENSES:
Investment advisory fees....................................          554,478            51,238             6,088           110,388
Excise tax expense..........................................               --                --                --                --
                                                               --------------    --------------    --------------    --------------
      Total expenses........................................          554,478            51,238             6,088           110,388
                                                               --------------    --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)................................        2,551,090            84,205            26,879           492,794
                                                               --------------    --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...........................................          443,166           (69,542)           79,568        (2,907,386)
      Foreign capital gains tax.............................               --                --                --                --
      In-kind redemptions...................................          116,665           (26,120)               --           164,326
      Foreign currency transactions.........................           (3,177)             (271)              387               963
                                                               --------------    --------------    --------------    --------------
Net realized gain (loss)....................................          556,654           (95,933)           79,955        (2,742,097)
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation) on:
      Investments...........................................       22,302,743          (492,636)           61,640         5,322,364
      Foreign currency translation..........................           33,968               137                45             3,729
                                                               --------------    --------------    --------------    --------------
Net change in unrealized appreciation (depreciation)........       22,336,711          (492,499)           61,685         5,326,093
                                                               --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................       22,893,365          (588,432)          141,640         2,583,996
                                                               --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................   $   25,444,455    $     (504,227)   $      168,519    $    3,076,790
                                                               ==============    ==============    ==============    ==============


Page 108                See Notes to Financial Statements

                                                           FIRST TRUST        FIRST TRUST
  FIRST TRUST        FIRST TRUST        FIRST TRUST     DEVELOPED MARKETS   EMERGING MARKETS     FIRST TRUST
     TAIWAN           HONG KONG         SWITZERLAND      EX-US SMALL CAP        SMALLCAP           EUROZONE
ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) FUND   ALPHADEX(R) ETF
     (FTW)              (FHK)              (FSZ)              (FDTS)             (FEMS)             (FEUZ)
----------------   ----------------   ----------------   ----------------   ----------------   ----------------


 $        4,679     $      147,832     $    4,050,613     $      122,878     $    2,820,415     $      202,328
           (936)                --           (390,571)           (12,157)          (208,506)           (26,649)
             --                 --                 --                 --             22,071              1,747
             --                 --                 --                106                 --                  6
 --------------     --------------     --------------     --------------     --------------     --------------
          3,743            147,832          3,660,042            110,827          2,633,980            177,432
 --------------     --------------     --------------     --------------     --------------     --------------


         13,554             33,855            590,397             29,143            583,211             31,503
             --                 40                 --                 --                 --                 --
 --------------     --------------     --------------     --------------     --------------     --------------
         13,554             33,895            590,397             29,143            583,211             31,503
 --------------     --------------     --------------     --------------     --------------     --------------
         (9,811)           113,937          3,069,645             81,684          2,050,769            145,929
 --------------     --------------     --------------     --------------     --------------     --------------



         76,446           (179,306)           558,792           (219,483)           974,094           (160,718)
             --                 --                 --                 --           (116,822)                --
             --            275,586          1,561,113            542,337          4,899,605            492,232
            (55)              (180)             3,735              1,064           (114,867)              (686)
 --------------     --------------     --------------     --------------     --------------     --------------
         76,391             96,100          2,123,640            323,918          5,642,010            330,828
 --------------     --------------     --------------     --------------     --------------     --------------

        498,750          1,279,195         22,530,356            626,400         15,706,158            861,284
            (11)               (20)            76,934                539             (3,957)             4,584
 --------------     --------------     --------------     --------------     --------------     --------------
        498,739          1,279,175         22,607,290            626,939         15,702,201            865,868
 --------------     --------------     --------------     --------------     --------------     --------------
        575,130          1,375,275         24,730,930            950,857         21,344,211          1,196,696
 --------------     --------------     --------------     --------------     --------------     --------------

 $      565,319     $    1,489,212     $   27,800,575     $    1,032,541     $   23,394,980     $    1,342,625
 ==============     ==============     ==============     ==============     ==============     ==============


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                            FIRST TRUST ASIA PACIFIC                   FIRST TRUST EUROPE
                                                        EX-JAPAN ALPHADEX(R) FUND (FPA)              ALPHADEX(R) FUND (FEP)
                                                      ------------------------------------    ------------------------------------
                                                      SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                         6/30/2017           YEAR ENDED          6/30/2017           YEAR ENDED
                                                        (UNAUDITED)          12/31/2016         (UNAUDITED)          12/31/2016
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)........................  $        538,704    $        552,733    $      5,347,349    $      6,263,393
Net realized gain (loss)............................           (19,466)         (1,969,555)          4,145,853         (21,830,970)
Net increase from payment by the advisor............                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...................................         6,575,063           1,210,092          41,280,033          10,555,983
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..................................         7,094,301            (206,730)         50,773,235          (5,011,594)
                                                      ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................          (436,126)           (770,446)         (5,047,841)         (6,731,831)
Return of capital...................................                --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.................          (436,126)           (770,446)         (5,047,841)         (6,731,831)
                                                      ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................         6,357,608           2,953,910         156,694,125           8,710,556
Cost of shares redeemed.............................                --          (5,419,327)         (8,791,380)       (156,392,543)
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.........................         6,357,608          (2,465,417)        147,902,745        (147,681,987)
                                                      ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.............        13,015,783          (3,442,593)        193,628,139        (159,425,412)

NET ASSETS:
Beginning of period.................................        32,593,498          36,036,091         249,187,746         408,613,158
                                                      ----------------    ----------------    ----------------    ----------------
End of period.......................................  $     45,609,281    $     32,593,498    $    442,815,885    $    249,187,746
                                                      ================    ================    ================    ================
Accumulated net investment income (loss)
   at end of period.................................  $        (98,181)   $       (200,759)   $        191,934    $       (107,574)
                                                      ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............         1,200,002           1,300,002           8,500,002          13,800,002
Shares sold.........................................           200,000             100,000           4,600,000             300,000
Shares redeemed.....................................                --            (200,000)           (300,000)         (5,600,000)
                                                      ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...................         1,400,002           1,200,002          12,800,002           8,500,002
                                                      ================    ================    ================    ================


Page 110                See Notes to Financial Statements

   FIRST TRUST LATIN AMERICA             FIRST TRUST BRAZIL                FIRST TRUST CHINA
     ALPHADEX(R) FUND (FLN)            ALPHADEX(R) FUND (FBZ)            ALPHADEX(R) FUND (FCA)
 ------------------------------    ------------------------------    ------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED                  SIX MONTHS ENDED
    6/30/2017      YEAR ENDED        6/30/2017       YEAR ENDED        6/30/2017       YEAR ENDED
   (UNAUDITED)     12/31/2016       (UNAUDITED)      12/31/2016       (UNAUDITED)      12/31/2016
 --------------  --------------    --------------  --------------    --------------  --------------

 $    2,021,542  $      634,209    $    2,139,230  $    1,315,579    $       77,254  $       83,431
     (1,348,294)     (2,388,198)         (342,710)       (971,490)          142,405      (2,251,813)
             --              --                --          69,112                --           9,330

     (1,250,741)      3,760,300        (5,102,927)     10,288,336           750,086       1,257,409
 --------------  --------------    --------------  --------------    --------------  --------------

       (577,493)      2,006,311        (3,306,407)     10,701,537           969,745        (901,643)
 --------------  --------------    --------------  --------------    --------------  --------------


     (1,425,436)        (58,135)       (1,531,666)       (626,965)          (53,021)        (95,481)
            --               --                --              --                --              --
 --------------  --------------    --------------  --------------    --------------  --------------
     (1,425,436)        (58,135)       (1,531,666)       (626,965)          (53,021)        (95,481)
 --------------  --------------    --------------  --------------    --------------  --------------


     60,651,940     121,426,647        70,566,619     112,304,583                --              --
   (141,640,551)    (20,555,430)     (141,132,939)    (24,298,682)               --      (4,497,688)
 --------------  --------------    --------------  --------------    --------------  --------------

    (80,988,611)    100,871,217       (70,566,320)     88,005,901                --      (4,497,688)
 --------------  --------------    --------------  --------------    --------------  --------------
    (82,991,540)    102,819,393       (75,404,393)     98,080,473           916,724      (5,494,812)


    106,804,680       3,985,287       100,298,843       2,218,370         3,856,187       9,350,999
 --------------  --------------    --------------  --------------    --------------  --------------
 $   23,813,140  $  106,804,680    $   24,894,450  $  100,298,843    $    4,772,911  $    3,856,187
 ==============  ==============    ==============  ==============    ==============  ==============

 $      903,095  $      306,989    $    1,259,996  $      652,432    $       24,609  $          376
 ==============  ==============    ==============  ==============    ==============  ==============


      5,700,002         300,002         7,200,002         250,002           200,002         450,002
      2,850,000       6,550,000         4,550,000       8,750,000                --              --
     (7,300,000)     (1,150,000)       (9,950,000)     (1,800,000)               --        (250,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      1,250,002       5,700,002         1,800,002       7,200,002           200,002         200,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                               FIRST TRUST JAPAN                    FIRST TRUST SOUTH KOREA
                                                             ALPHADEX(R) FUND (FJP)                  ALPHADEX(R) FUND (FKO)
                                                      ------------------------------------    ------------------------------------
                                                      SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                         6/30/2017           YEAR ENDED          6/30/2017           YEAR ENDED
                                                        (UNAUDITED)          12/31/2016         (UNAUDITED)          12/31/2016
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)........................  $        404,755    $      1,104,160    $         47,240    $         (5,287)
Net realized gain (loss)............................          (514,428)           (789,843)           (210,697)         (2,043,296)
Net increase from payment by the advisor............                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...................................         4,798,898           4,993,766           1,201,413             151,979
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..................................         4,689,225           5,308,083           1,037,956          (1,896,604)
                                                      ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................          (379,041)         (1,291,521)            (22,080)                 --
Return of capital...................................                --                  --                  --             (40,551)
                                                      ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.................          (379,041)         (1,291,521)            (22,080)            (40,551)
                                                      ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................        10,201,725         123,097,363                  --          18,516,707
Cost of shares redeemed.............................        (2,485,531)       (175,976,009)                 --         (15,634,163)
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.........................         7,716,194         (52,878,646)                 --           2,882,544
                                                      ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.............        12,026,378         (48,862,084)          1,015,876             945,389

NET ASSETS:
Beginning of period.................................        47,851,548          96,713,632           4,379,261           3,433,872
                                                      ----------------    ----------------    ----------------    ----------------
End of period.......................................  $     59,877,926    $     47,851,548    $      5,395,137    $      4,379,261
                                                      ================    ================    ================    ================
Accumulated net investment income (loss) at
   end of period....................................  $       (104,232)   $       (129,946)   $        (17,098)   $        (42,258)
                                                      ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............         1,000,002           2,050,002             200,002             150,002
Shares sold.........................................           200,000           2,700,000                  --             750,000
Shares redeemed.....................................           (50,000)         (3,750,000)                 --            (700,000)
                                                      ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...................         1,150,002           1,000,002             200,002             200,002
                                                      ================    ================    ================    ================


Page 112                See Notes to Financial Statements

 FIRST TRUST DEVELOPED MARKETS      FIRST TRUST EMERGING MARKETS          FIRST TRUST GERMANY
  EX-US ALPHADEX(R) FUND (FDT)         ALPHADEX(R) FUND (FEM)            ALPHADEX(R) FUND (FGM)
 ------------------------------    ------------------------------    ------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED                  SIX MONTHS ENDED
    6/30/2017      YEAR ENDED        6/30/2017       YEAR ENDED        6/30/2017       YEAR ENDED
   (UNAUDITED)     12/31/2016       (UNAUDITED)      12/31/2016       (UNAUDITED)      12/31/2016
 --------------  --------------    --------------  --------------    --------------  --------------

 $    3,085,876  $    2,619,491    $    3,231,815  $    2,969,866    $    2,551,090  $    1,714,247
      1,968,682      (3,760,917)        2,482,408      (8,761,813)          556,654     (14,717,954)
             --              --                --              --                --              --

     25,108,732       4,722,306        19,875,262      21,456,674        22,336,711       9,245,166
 --------------  --------------    --------------  --------------    --------------  --------------

     30,163,290       3,580,880        25,589,485      15,664,727        25,444,455      (3,758,541)
 --------------  --------------    --------------  --------------    --------------  --------------


     (2,575,488)     (2,947,156)       (2,612,730)     (2,798,326)       (2,563,541)     (1,698,108)
             --              --                --              --                --         (88,798)
 --------------  --------------    --------------  --------------    --------------  --------------
     (2,575,488)     (2,947,156)       (2,612,730)     (2,798,326)       (2,563,541)     (1,786,906)
 --------------  --------------    --------------  --------------    --------------  --------------


    291,295,760     173,242,375       111,906,922      34,378,419        61,755,151              --
             --    (182,832,072)               --     (13,567,548)       (1,832,083)    (85,087,583)
 --------------  --------------    --------------  --------------    --------------  --------------

    291,295,760      (9,589,697)      111,906,922      20,810,871        59,923,068     (85,087,583)
 --------------  --------------    --------------  --------------    --------------  --------------
    318,883,562      (8,955,973)      134,883,677      33,677,272        82,803,982     (90,633,030)


    158,997,247     167,953,220       148,602,510     114,925,238        98,478,317     189,111,347
 --------------  --------------    --------------  --------------    --------------  --------------
 $  477,880,809  $  158,997,247    $  283,486,187  $  148,602,510    $  181,282,299  $   98,478,317
 ==============  ==============    ==============  ==============    ==============  ==============

 $      130,324  $     (380,064)   $      723,023  $      103,938    $      (15,661) $       (3,210)
 ==============  ==============    ==============  ==============    ==============  ==============


      3,352,000       3,602,000         7,250,002       6,350,002         2,700,002       5,200,002
      5,350,000       3,700,000         4,900,000       1,700,000         1,550,000              --
             --      (3,950,000)               --        (800,000)          (50,000)     (2,500,000)
 --------------  --------------    --------------  --------------    --------------  --------------
      8,702,000        3,352,000       12,150,002       7,250,002         4,200,002       2,700,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                               FIRST TRUST CANADA                    FIRST TRUST AUSTRALIA
                                                            ALPHADEX(R) FUND (FCAN)                 ALPHADEX(R) FUND (FAUS)
                                                      ------------------------------------    ------------------------------------
                                                      SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                         6/30/2017           YEAR ENDED          6/30/2017           YEAR ENDED
                                                        (UNAUDITED)          12/31/2016         (UNAUDITED)          12/31/2016
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)........................  $         84,205    $         70,411    $         26,879    $         53,861
Net realized gain (loss)............................           (95,933)         (3,327,538)             79,955              77,698
Net increase from payment by the advisor............                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...................................          (492,499)          3,927,459              61,685             193,152
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..................................          (504,227)            670,332             168,519             324,711
                                                      ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................           (99,695)            (46,010)            (25,101)           (121,204)
Return of capital...................................                --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.................           (99,695)            (46,010)            (25,101)           (121,204)
                                                      ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................        16,478,905           2,216,165                  --                  --
Cost of shares redeemed.............................       (17,098,794)         (2,304,811)                 --          (1,486,003)
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets
   resulting from shareholder transactions..........          (619,889)            (88,646)                 --          (1,486,003)
                                                      ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.............        (1,223,811)            535,676             143,418          (1,282,496)

NET ASSETS:
Beginning of period.................................         6,987,438           6,451,762           1,427,401           2,709,897
                                                      ----------------    ----------------    ----------------    ----------------
End of period.......................................  $      5,763,627    $      6,987,438    $      1,570,819    $      1,427,401
                                                      ================    ================    ================    ================
Accumulated net investment income (loss)
   at end of period.................................  $          8,600    $         24,090    $        (39,191)   $        (40,969)
                                                      ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............           300,002             300,002              50,002             100,002
Shares sold.........................................           700,000             100,000                  --                  --
Shares redeemed.....................................          (750,000)           (100,000)                 --             (50,000)
                                                      ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...................           250,002             300,002              50,002              50,002
                                                      ================    ================    ================    ================


Page 114                See Notes to Financial Statements

   FIRST TRUST UNITED KINGDOM            FIRST TRUST TAIWAN              FIRST TRUST HONG KONG
     ALPHADEX(R) FUND (FKU)            ALPHADEX(R) FUND (FTW)            ALPHADEX(R) FUND (FHK)
 ------------------------------    ------------------------------    ------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED                  SIX MONTHS ENDED
    6/30/2017      YEAR ENDED        6/30/2017       YEAR ENDED        6/30/2017       YEAR ENDED
   (UNAUDITED)     12/31/2016       (UNAUDITED)      12/31/2016       (UNAUDITED)      12/31/2016
 --------------  --------------    --------------  --------------    --------------  --------------

 $      492,794  $    2,460,849    $       (9,811) $       95,320    $      113,937  $      186,193
     (2,742,097)    (49,045,516)           76,391        (415,519)           96,100     (46,038,088)
             --              --                --              --                --              --

      5,326,093      12,995,318           498,739         693,727         1,279,175      26,002,228
 --------------  --------------    --------------  --------------    --------------  --------------

      3,076,790     (33,589,349)          565,319         373,528         1,489,212     (19,849,667)
 --------------  --------------    --------------  --------------    --------------  --------------


       (438,601)     (2,317,281)               --         (77,516)         (102,481)       (336,903)
             --              --                --         (24,966)               --              --
 --------------  --------------    --------------  --------------    --------------  --------------
       (438,601)     (2,317,281)               --        (100,582)         (102,481)       (336,903)
 --------------  --------------    --------------  --------------    --------------  --------------


             --       3,103,979                --              --                --              --
     (3,487,289)   (149,922,153)               --      (2,956,755)       (1,871,869)   (113,300,402)
 --------------  --------------    --------------  --------------    --------------  --------------

     (3,487,289)   (146,818,174)               --      (2,956,755)       (1,871,869)   (113,300,402)
 --------------  --------------    --------------  --------------    --------------  --------------
       (849,100)   (182,724,804)          565,319      (2,683,809)         (485,138)   (133,486,972)


     27,925,761     210,650,565         3,086,720       5,770,529         8,132,666     141,619,638
 --------------  --------------    --------------  --------------    --------------  --------------
 $   27,076,661  $   27,925,761    $    3,652,039  $    3,086,720    $    7,647,528  $    8,132,666
 ==============  ==============    ==============  ==============    ==============  ==============

 $       95,062  $       40,869    $       (9,811) $           --    $       16,151  $        4,695
 ==============  ==============    ==============  ==============    ==============  ==============


        850,002       5,250,002           100,002         200,002           250,002       4,200,002
             --         100,000                --              --                --              --
       (100,000)     (4,500,000)               --        (100,000)          (50,000)     (3,950,000)
 --------------  --------------    --------------  --------------    --------------  --------------
        750,002         850,002           100,002         100,002           200,002         250,002
 ==============  ==============    ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                                                            FIRST TRUST SWITZERLAND           FIRST TRUST DEVELOPED MARKETS EX-US
                                                             ALPHADEX(R) FUND (FSZ)            SMALL CAP ALPHADEX(R) FUND (FDTS)
                                                      ------------------------------------    ------------------------------------
                                                      SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                         6/30/2017           YEAR ENDED          6/30/2017           YEAR ENDED
                                                        (UNAUDITED)          12/31/2016         (UNAUDITED)          12/31/2016
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
Net investment income (loss)........................  $      3,069,645    $      2,497,556    $         81,684    $        100,781
Net realized gain (loss)............................         2,123,640         (12,009,972)            323,918              25,974
Net increase from payment by the advisor............                --                  --                  --                  --
Net change in unrealized appreciation
   (depreciation)...................................        22,607,290           9,673,914             626,939              67,850
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets resulting
   from operations..................................        27,800,575             161,498           1,032,541             194,605
                                                      ----------------    ----------------    ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...............................        (3,096,407)         (2,480,134)            (76,881)           (118,881)
Return of capital...................................                --            (161,343)                 --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Total distributions to shareholders.................        (3,096,407)         (2,641,477)            (76,881)           (118,881)
                                                      ----------------    ----------------    ----------------    ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................        72,193,393           2,025,420           3,594,896                  --
Cost of shares redeemed.............................       (11,150,308)        (87,317,082)         (3,594,859)                 --
                                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in net assets
   resulting from shareholder transactions..........        61,043,085         (85,291,662)                 37                  --
                                                      ----------------    ----------------    ----------------    ----------------
Total increase (decrease) in net assets.............        85,747,253         (87,771,641)            955,697              75,724

NET ASSETS:
Beginning of period.................................       104,079,774         191,851,415           6,740,548           6,664,824
                                                      ----------------    ----------------    ----------------    ----------------
End of period.......................................  $    189,827,027    $    104,079,774    $      7,696,245    $      6,740,548
                                                      ================    ================    ================    ================
Accumulated net investment income (loss)
   at end of period.................................  $        (27,626)   $           (864)   $         (3,745)   $         (8,548)
                                                      ================    ================    ================    ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............         2,550,002           4,800,002             200,002             200,002
Shares sold.........................................         1,600,000              50,000             100,000                  --
Shares redeemed.....................................          (250,000)         (2,300,000)           (100,000)                 --
                                                      ----------------    ----------------    ----------------    ----------------
Shares outstanding, end of period...................         3,900,002           2,550,002             200,002             200,002
                                                      ================    ================    ================    ================


Page 116                See Notes to Financial Statements

  FIRST TRUST EMERGING MARKETS          FIRST TRUST EUROZONE
SMALL CAP ALPHADEX(R) FUND (FEMS)      ALPHADEX(R) ETF (FEUZ)
 ------------------------------    ------------------------------
SIX MONTHS ENDED                  SIX MONTHS ENDED
    6/30/2017      YEAR ENDED        6/30/2017       YEAR ENDED
   (UNAUDITED)     12/31/2016       (UNAUDITED)      12/31/2016
 --------------  --------------    --------------  --------------

 $    2,050,769  $    1,552,627    $      145,929  $      137,495
      5,642,010         151,523           330,828        (332,455)
             --           2,732                --              --

     15,702,201       3,452,876           865,868         423,437
 --------------  --------------    --------------  --------------

     23,394,980       5,159,758         1,342,625         228,477
 --------------  --------------    --------------  --------------


     (1,591,401)     (1,883,866)         (143,471)       (172,851)
             --              --                --              --
 --------------  --------------    --------------  --------------
     (1,591,401)     (1,883,866)         (143,471)       (172,851)
 --------------  --------------    --------------  --------------


    102,100,327      73,102,360         7,388,431              --
    (18,020,240)     (6,756,543)       (3,534,316)     (4,606,767)
 --------------  --------------    --------------  --------------

     84,080,087      66,345,817         3,854,115      (4,606,767)
 --------------  --------------    --------------  --------------
    105,883,666      69,621,709         5,053,269      (4,551,141)


     94,305,611      24,683,902         6,528,622      11,079,763
 --------------  --------------    --------------  --------------
 $  200,189,277  $   94,305,611    $   11,581,891  $    6,528,622
 ==============  ==============    ==============  ==============

 $      234,258  $     (225,110)   $       17,760  $       15,301
 ==============  ==============    ==============  ==============


      3,100,002         900,002           200,002         350,002
      2,850,000       2,450,000           200,000              --
       (500,000)       (250,000)         (100,000)       (150,000)
 --------------  --------------    --------------  --------------
      5,450,002       3,100,002           300,002         200,002
 ==============  ==============    ==============  ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    27.16       $    27.72     $    27.93     $    27.89     $    27.53     $    22.88
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.43             0.48           0.55           0.41           0.54           0.44
Net realized and unrealized gain (loss)       5.32            (0.38)         (0.28)          0.78           0.48           4.65
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              5.75             0.10           0.27           1.19           1.02           5.09
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.33)           (0.66)         (0.22)         (1.06)         (0.66)         (0.44)
Return of capital                               --               --          (0.26)         (0.09)            --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.33)           (0.66)         (0.48)         (1.15)         (0.66)         (0.44)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    32.58       $    27.16     $    27.72     $    27.93     $    27.89     $    27.53
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                             21.21%            0.29%          0.97%          4.23%          3.83%         22.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   45,609       $   32,593     $   36,036     $   30,727     $   57,167     $   13,765
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (b)        0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         2.79% (b)        1.68%          1.55%          1.46%          1.48%          1.39%
Portfolio turnover rate (c)                     46%              96%           127%           186%           118%           105%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 118                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    29.32       $    29.61     $    29.50     $    33.10     $    25.68     $    21.60
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.44             0.53           0.62           0.70           0.45           0.54
Net realized and unrealized gain (loss)       5.24            (0.20)          0.14          (3.58)          7.49           4.10
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              5.68             0.33           0.76          (2.88)          7.94           4.64
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.41)           (0.62)         (0.65)         (0.72)         (0.52)         (0.56)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    34.59       $    29.32     $    29.61     $    29.50     $    33.10     $    25.68
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                             19.44%            1.24%          2.53%         (8.90)%        31.33% (b)     21.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  442,816       $  249,188     $  408,613     $  277,286     $  405,481       $ 30,821
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         3.51% (c)        2.03%          2.12%          2.39%          0.78%          1.51%
Portfolio turnover rate (d)                     48%             103%           118%           106%            94%            74%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) The Fund received a reimbursement from the advisor in the amount of $42,521, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    18.74       $    13.28     $    19.09     $    23.43     $    26.60     $    24.24
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  1.11             0.31           0.40           0.73           0.48           0.86
Net realized and unrealized gain (loss)      (0.36)            5.35          (5.90)         (4.32)         (3.17)          2.30
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              0.75             5.66         (5.50)          (3.59)         (2.69)          3.16
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.44)           (0.20)         (0.26)         (0.75)         (0.48)         (0.80)
Return of capital                               --               --          (0.05)            --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.44)           (0.20)         (0.31)         (0.75)         (0.48)         (0.80)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    19.05       $    18.74     $    13.28     $    19.09     $    23.43     $    26.60
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              3.96%           42.81%        (29.08)%       (15.80)%       (10.17)%        13.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   23,813       $  106,805     $    3,985     $    5,726     $    8,202     $    9,309
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.82% (b)(c)     0.80%          0.80%          0.80%          0.81% (c)      0.80%
Ratio of net investment income (loss) to
   average net assets                         3.31% (b)        1.62%          2.36%          3.11%          2.10%          3.24%
Portfolio turnover rate (d)                    108%             186%           129%           103%           138%           117%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    13.93       $     8.87     $    15.65     $    19.45     $    23.42     $    23.04
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  1.08             0.34           0.36           0.78           0.53           0.92
Net realized and unrealized gain (loss)      (0.71)            4.95          (6.80)         (3.84)         (3.97)          0.38
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              0.37             5.29          (6.44)         (3.06)         (3.44)          1.30
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.47)           (0.23)         (0.33)         (0.74)         (0.53)         (0.92)
Return of capital                               --               --          (0.01)            --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.47)           (0.23)         (0.34)         (0.74)         (0.53)         (0.92)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    13.83       $    13.93     $     8.87     $    15.65     $    19.45     $    23.42
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                              2.64%           59.89% (b)    (41.80)%       (16.40)%       (14.72)%         5.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   24,894       $  100,299     $    2,218     $    3,912     $    5,835     $    5,856
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.84% (c)(d)     0.80%          0.81% (c)      0.80%          0.81% (c)      0.81% (c)
Ratio of net investment income (loss) to
   average net assets                         3.39% (d)        2.34%          2.90%          4.04%          2.40%          3.87%
Portfolio turnover rate (e)                     87%             111%           106%           104%            85%            98%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) The Fund received a reimbursement from the advisor in the amount of $69,112, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    19.28       $   20.78      $    22.58     $    23.56     $    24.74     $    19.67
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.39             0.42           0.85           0.58           0.62           0.35
Net realized and unrealized gain (loss)       4.46            (1.44)         (1.80)         (1.00)         (1.13)          5.09
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              4.85            (1.02)         (0.95)         (0.42)         (0.51)          5.44
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.27)           (0.48)         (0.85)         (0.56)         (0.67)         (0.35)
Return of capital                               --               --             --             --             --          (0.02)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.27)           (0.48)         (0.85)         (0.56)         (0.67)         (0.37)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    23.86       $    19.28     $    20.78     $    22.58     $    23.56     $    24.74
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                             25.13%           (4.96)% (b)    (4.37)%        (1.68)%        (1.63)%        28.05% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    4,773       $    3,856     $    9,351     $   15,803     $    4,711     $    3,712
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         3.54% (c)        2.07%          3.85%          2.04%          2.12%          1.77%
Portfolio turnover rate (d)                     47%             197%           177%            79%           110%           117%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) During the years ended December 31, 2016 and 2012, the Fund received a reimbursement from the advisor in the amount of $9,330 and $787, respectively, which represents $0.03 per share and less than $0.01 per share, respectively. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    47.85       $    47.18     $    44.99     $    46.02     $    35.49     $    37.81
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.37             0.48           0.46           0.49 (a)       0.33           0.55
Net realized and unrealized gain (loss)       4.18             0.88           2.13          (1.03)         10.53          (2.29)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              4.55             1.36           2.59          (0.54)         10.86          (1.74)
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.33)           (0.69)         (0.40)         (0.49)         (0.33)         (0.58)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    52.07       $    47.85     $    47.18     $    44.99     $    46.02     $    35.49
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                              9.51%            2.91%          5.73%         (1.22)%        30.66% (c)     (4.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   59,878       $   47,852     $   96,714     $   38,238     $  103,550     $    1,774
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         1.52% (d)        0.86%          0.99%          1.06%          0.91%          1.41%
Portfolio turnover rate (e)                     58%             122%           105%           148%            51%           127%


(a)   Based on average shares outstanding.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $7,227, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    21.90       $    22.89     $    23.85     $    27.85     $    26.34     $    22.70
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.24            (0.01)          0.09           0.07 (a)       0.04           0.16
Net realized and unrealized gain (loss)       4.95            (0.57)         (0.81)         (3.83)          1.67           3.73
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              5.19            (0.58)         (0.72)         (3.76)          1.71           3.89
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.11)              --          (0.07)         (0.20)         (0.20)         (0.16)
Return of capital                               --            (0.41)         (0.17)         (0.04)            --          (0.09)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.11)           (0.41)         (0.24)         (0.24)         (0.20)         (0.25)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    26.98       $    21.90     $    22.89     $    23.85     $    27.85     $    26.34
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             23.74%           (2.74)%        (3.11)%       (13.60)%         6.54%         17.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    5,395       $    4,379     $    3,434     $    3,578     $    5,570     $    2,634
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         1.92% (c)       (0.08)%         0.32%          0.25%         (0.09)%         0.63%
Portfolio turnover rate (d)                     36%             268%           138%            97%            66%            79%


(a)   Based on average shares outstanding.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    47.43       $    46.63     $    47.14     $    50.96     $    43.93     $    38.37
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.47             0.73           0.65           0.73           0.80           0.73
Net realized and unrealized gain (loss)       7.36             0.90          (0.31)         (3.72)          7.20           5.69
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              7.38             1.63           0.34          (2.99)          8.00           6.42
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.34)           (0.83)         (0.66)         (0.83)         (0.97)         (0.86)
Return of capital                               --               --          (0.19)            --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.34)          (0.83)          (0.85)         (0.83)         (0.97)         (0.86)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    54.92       $    47.43     $    46.63     $    47.14     $    50.96     $    43.93
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                             16.52%            3.55%          0.67%         (5.98)%        18.40% (b)     16.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  477,881       $  158,997     $  167,953     $  108,510     $  147,877     $   92,349
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         2.57% (c)        1.46%          1.36%          1.43%          1.58%          1.83%
Portfolio turnover rate (d)                     49%             124%           115%           115%           109%           161%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) The Fund received a reimbursement from the advisor in the amount of $15,029, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                        SIX MONTHS
                                          ENDED                                 YEAR ENDED DECEMBER 31,
                                        6/30/2017       ------------------------------------------------------------------------
                                       (UNAUDITED)          2016           2015           2014           2013           2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    20.50       $    18.10     $    21.53     $    24.55     $    26.11     $    22.11
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.27             0.49           0.68           0.62           0.62           0.56
Net realized and unrealized gain (loss)       2.79             2.37          (3.46)         (3.03)         (1.53)          4.02
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              3.06             2.86          (2.78)         (2.41)         (0.91)          4.58
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.23)           (0.46)         (0.64)         (0.61)         (0.65)         (0.58)
Return of capital                               --               --          (0.01)            --             --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.23)           (0.46)         (0.65)         (0.61)         (0.65)         (0.58)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    23.33       $    20.50     $    18.10     $    21.53     $    24.55     $    26.11
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                             14.95%           15.86%        (13.11)%       (10.04)%        (3.35)%        21.03% (b)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  283,486       $  148,603     $  114,925     $  476,909     $  330,136     $  129,224
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.81% (c)      0.80%          0.80%          0.80%          0.80%
Ratio of net investment income (loss) to
   average net assets                         3.02% (d)        2.49%          2.29%          2.76%          2.01%          2.62%
Portfolio turnover rate (e)                     53%             119%           112%           116%           132%           145%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) The Fund received a reimbursement from the advisor in the amount of $5,335, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(c) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.80%.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                   2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    36.47       $    36.37     $    36.07     $    41.48     $    33.42     $    30.00
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.62             0.47           0.35           0.62           0.60           0.35
Net realized and unrealized gain (loss)       6.69             0.11           0.36          (5.34)          8.12           3.48
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              7.31             0.58           0.71          (4.72)          8.72           3.83
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.62)           (0.46)         (0.34)         (0.69)         (0.66)         (0.33)
Return of capital                               --            (0.02)         (0.07)            --             --          (0.08)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.62)           (0.48)         (0.41)         (0.69)         (0.66)         (0.41)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    43.16       $    36.47     $    36.37     $    36.07     $    41.48     $    33.42
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             20.05%            1.67%          1.94%        (11.60)%         26.61%        13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  181,282       $   98,478     $  189,111     $   57,715     $   47,702     $    5,013
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         3.68% (c)        1.32%          1.34%          1.92%          1.43%          1.51% (c)
Portfolio turnover rate (d)                     33%             114%            90%            83%            50%            52%


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                   2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    23.29       $    21.51     $    31.44     $    36.11     $    31.62     $    29.85
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.18             0.22           0.27           0.75           0.53           0.30
Net realized and unrealized gain (loss)      (0.19)            1.70         (10.00)         (4.62)          4.43           1.85
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations             (0.01)            1.92          (9.73)         (3.87)          4.96           2.15
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.23)           (0.14)         (0.20)         (0.80)         (0.47)         (0.38)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    23.05       $    23.29     $    21.51     $    31.44     $    36.11     $    31.62
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                            (0.04)%            8.94%        (30.98)%       (10.86)%        15.75%          7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    5,764       $    6,987     $    6,452     $   34,579     $   77,628     $    7,904
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         1.31% (c)        0.98%          1.32%          1.44%          2.08%          1.36% (c)
Portfolio turnover rate (d)                     34%             114%           166%           103%            47%            66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 127

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                   2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    28.55       $    27.10     $    28.97     $    29.99     $    31.21     $    30.00
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.54             0.70           0.98           1.16           0.62           1.24
Net realized and unrealized gain (loss)       2.83             2.77          (2.05)         (0.67)         (0.78)          1.53
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              3.37             3.47          (1.07)          0.49          (0.16)          2.77
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                       (0.50)            (2.02)         (0.80)         (1.51)         (1.06)         (1.56)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    31.42       $    28.55     $    27.10     $    28.97     $    29.99     $    31.21
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                            11.79%            12.80%         (3.68)%         1.47%         (0.61)%         9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    1,571       $    1,427     $    2,710     $    1,449     $    1,500     $    3,121
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.81% (d)      0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         3.53% (c)        2.50%          3.64%          3.65%          3.10%          4.63% (c)
Portfolio turnover rate (e)                     44%              92%           101%            99%            92%            62%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 128                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                   2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    32.85       $    40.12     $    39.29     $    42.46     $    34.03     $    30.12
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.66             1.01           1.04           1.20           0.92           0.83
Net realized and unrealized gain (loss)       3.17            (7.43)          0.85          (3.08)          8.50           3.94
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              3.83            (6.42)          1.89          (1.88)          9.42           4.77
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                       (0.58)            (0.85)         (1.06)         (1.29)         (0.99)         (0.86)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    36.10       $    32.85     $    40.12     $    39.29     $    42.46     $    34.03
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                            11.69%           (16.08)%        4.75%          (4.53)%        28.17%         16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   27,077       $   27,926     $  210,651     $   64,830     $   27,598     $    6,807
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         3.57% (c)        2.47%          2.97%          2.67%          2.74%          3.07% (c)
Portfolio turnover rate (d)                     46%             109%            91%            67%            63%            42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 129

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                   2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    30.87       $    28.85     $    36.44     $    31.82     $    29.50     $    30.00
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 (0.10)            0.93           1.13           0.08           0.49           0.68
Net realized and unrealized gain (loss)       5.75             2.10          (7.47)          4.73           2.38          (0.49)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              5.65             3.03          (6.34)          4.81           2.87           0.19
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           --            (0.76)         (1.15)         (0.03)         (0.49)         (0.57)
Return of capital                               --            (0.25)         (0.10)         (0.16)         (0.06)         (0.12)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                             --            (1.01)         (1.25)         (0.19)         (0.55)         (0.69)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    36.52       $    30.87     $    28.85     $    36.44     $    31.82     $    29.50
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             18.30%           10.31%        (17.56)%        15.13%          9.80%          0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    3,652       $    3,087     $    5,771     $   27,327     $    1,591     $    1,475
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                        (0.58)% (c)       2.17%          1.59%          0.55%          1.61%          2.84% (c)
Portfolio turnover rate (d)                     30%              76%           133%            26%            70%            85%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 130                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    32.53       $    33.72     $    38.29     $    38.60     $    34.57     $    30.19
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.57             1.33           0.78           1.20           0.92           0.70
Net realized and unrealized gain (loss)       5.65            (1.17)         (4.35)         (0.58)          3.98           4.52
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              6.22             0.16          (3.57)          0.62           4.90           5.22
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.51)           (1.35)         (1.00)         (0.93)         (0.87)         (0.84)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    38.24       $    32.53     $    33.72     $    38.29     $    38.60     $    34.57
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             19.12%            0.54%         (9.51)%         1.63%         14.42%         17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    7,648       $    8,133     $  141,620     $   40,204     $    3,860     $    1,728
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.81% (d)      0.81% (d)      0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         2.69% (c)        0.98%          2.82%          5.30%          2.23%          2.56% (c)
Portfolio turnover rate (e)                     41%             257%           106%            43%            57%            46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.80%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 131

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    2/14/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    40.82       $    39.97     $    38.09     $    40.79     $    32.38     $    30.11
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.77             0.75           0.44           0.56           0.82           0.47
Net realized and unrealized gain (loss)       7.86             0.89           1.87          (2.54)          8.38           2.47
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              8.63             1.64           2.31          (1.98)          9.20           2.94
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.78)           (0.74)         (0.43)         (0.48)         (0.79)         (0.67)
Return of capital                               --            (0.05)            --          (0.24)            --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.78)           (0.79)         (0.43)         (0.72)         (0.79)         (0.67)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    48.67       $    40.82     $    39.97     $    38.09     $    40.79     $    32.38
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             21.15%            4.21%          6.06%         (5.06)%        28.89%          10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  189,827       $  104,080     $  191,851     $   53,332     $   26,510     $    4,857
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         4.16% (c)        1.91%          1.82%          0.86%          1.58%          1.86% (c)
Portfolio turnover rate (d)                     31%              92%            82%            72%            49%            36%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 132                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    2/15/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    33.70       $    33.32     $    32.07     $    36.63     $    30.49     $    30.48
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.40             0.50           0.45           0.57           0.49           0.65
Net realized and unrealized gain (loss)       4.76             0.47           1.37          (4.30)          6.31           0.37
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              5.16             0.97           1.82          (3.73)          6.80           1.02
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.38)           (0.59)         (0.57)         (0.83)         (0.66)         (1.01)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    38.48       $    33.70     $    33.32     $    32.07     $    36.63     $    30.49
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             15.35%            2.96%          5.65%        (10.36)%        22.56%          3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $    7,696       $    6,741     $    6,665     $    6,414     $    3,663     $    1,525
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         2.24% (c)        1.53%          1.31%          1.54%          1.82%          2.41% (c)
Portfolio turnover rate (d)                     55%             127%           137%           137%           171%           183%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 133

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                        SIX MONTHS                                                                 FOR THE PERIOD
                                          ENDED                          YEAR ENDED DECEMBER 31,                    2/15/2012 (a)
                                         6/30/2017      ---------------------------------------------------------     THROUGH
                                        (UNAUDITED)         2016           2015           2014           2013        12/31/2012
                                       ------------     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period    $    30.42       $    27.43     $    32.64     $    35.44     $    34.16     $    30.27
                                        ----------       ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.41             0.64           0.71           0.62           0.50           0.59
Net realized and unrealized gain (loss)       6.19             3.08          (5.03)         (2.29)          1.42           3.98
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total from investment operations              6.60             3.72          (4.32)         (1.67)          1.92           4.57
                                        ----------       ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.29)           (0.73)         (0.80)         (1.08)         (0.64)         (0.68)
Return of capital                               --               --          (0.09)         (0.05)            --             --
                                        ----------       ----------     ----------     ----------     ----------     ----------
Total distributions                          (0.29)           (0.73)         (0.89)         (1.13)         (0.64)         (0.68)
                                        ----------       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period          $    36.73       $    30.42     $    27.43     $    32.64     $    35.44     $    34.16
                                        ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                             21.70%           13.53% (c)    (13.39)%        (4.89)%         5.65%         15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $  200,189       $   94,306     $   24,684     $   40,799     $   51,391     $    1,708
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (d)        0.93% (e)      0.80%          0.80%          0.80%          0.80% (d)
Ratio of net investment income (loss) to
   average net assets                         2.81% (d)        2.39%          2.53%          2.11%          1.84%          2.53% (d)
Portfolio turnover rate (f)                     53%             121%           151%           174%           144%           162%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $2,732, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(d)   Annualized.

(e) Ratio reflects foreign capital gain tax expense of 0.14% which is not covered under the annual unitary management fee.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 134                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROZONE ALPHADEX(R) ETF (FEUZ)

                                        SIX MONTHS                                   FOR THE PERIOD
                                          ENDED           YEAR ENDED DECEMBER 31,     10/21/2014 (a)
                                         6/30/2017      ---------------------------     THROUGH
                                        (UNAUDITED)         2016           2015        12/31/2014
                                       ------------     ------------   ------------   ------------

Net asset value, beginning of period    $    32.64       $    31.66     $    30.89     $    30.55
                                        ----------       ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.48             0.50           0.34           0.01
Net realized and unrealized gain (loss)       5.99             1.17           0.77           0.34
                                        ----------       ----------     ----------     ----------
Total from investment operations              6.47             1.67           1.11           0.35
                                        ----------       ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.50)           (0.69)         (0.23)         (0.01)
Return of capital                               --               --          (0.11)            --
                                        ----------       ----------     ----------     ----------
Total distributions                          (0.50)           (0.69)         (0.34)         (0.01)
                                        ----------       ----------     ----------     ----------
Net asset value, end of period          $    38.61       $    32.64     $    31.66     $    30.89
                                        ==========       ==========     ==========     ==========
TOTAL RETURN (b)                             19.85%            5.49%          3.54%          1.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $   11,582       $    6,529     $   11,080     $  338,213
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average
   net assets                                 0.80% (c)        0.80%          0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                         3.71% (c)        1.70%          0.30%          0.08% (c)
Portfolio turnover rate (d)                     33%              98%            21%             2%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 135

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund - (The Nasdaq Stock
        Market LLC ("Nasdaq") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (Nasdaq ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (Nasdaq ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (Nasdaq ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (Nasdaq ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (Nasdaq ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (Nasdaq ticker "FKO")
      First Trust Developed Markets ex-US AlphaDEX(R) Fund - (Nasdaq ticker
        "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (Nasdaq ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (Nasdaq ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (Nasdaq ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (Nasdaq ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (Nasdaq ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (Nasdaq ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (Nasdaq ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (Nasdaq
        ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (Nasdaq ticker
        "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (Nasdaq ticker "FEUZ")

Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund              NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Europe Index
First Trust Latin America AlphaDEX(R) Fund                      NASDAQ AlphaDEX(R) Latin America Index
First Trust Brazil AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Brazil Index
First Trust China AlphaDEX(R) Fund                              NASDAQ AlphaDEX(R) China Index
First Trust Japan AlphaDEX(R) Fund                              NASDAQ AlphaDEX(R) Japan Index
First Trust South Korea AlphaDEX(R) Fund                        NASDAQ AlphaDEX(R) South Korea Index
First Trust Developed Markets ex-US AlphaDEX(R) Fund            NASDAQ AlphaDEX(R) Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund                   NASDAQ AlphaDEX(R) Emerging Markets Index
First Trust Germany AlphaDEX(R) Fund                            NASDAQ AlphaDEX(R) Germany Index
First Trust Canada AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Canada Index
First Trust Australia AlphaDEX(R) Fund                          NASDAQ AlphaDEX(R) Australia Index
First Trust United Kingdom AlphaDEX(R) Fund                     NASDAQ AlphaDEX(R) United Kingdom Index
First Trust Taiwan AlphaDEX(R) Fund                             NASDAQ AlphaDEX(R) Taiwan Index
First Trust Hong Kong AlphaDEX(R) Fund                          NASDAQ AlphaDEX(R) Hong Kong Index
First Trust Switzerland AlphaDEX(R) Fund                        NASDAQ AlphaDEX(R) Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund  NASDAQ AlphaDEX(R) Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund         NASDAQ AlphaDEX(R) Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX(R) ETF                            NASDAQ AlphaDEX(R) Eurozone Index

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2017, only FEP, FJP, FDT, FEM, FGM, FCAN, FEMS and FEUZ have securities in the securities lending program. During the six months ended June 30, 2017, FPA, FCA, FEP, FJP, FDT, FEM, FGM, FCAN, FEMS and FEUZ participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements. MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2017, were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of June 30, 2017.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

F. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2016 was as follows:

                                                                     Distributions       Distributions       Distributions
                                                                       paid from           paid from           paid from
                                                                       Ordinary             Capital            Return of
                                                                        Income               Gains              Capital
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $  770,446          $     --            $       --
First Trust Europe AlphaDEX(R) Fund                                    6,731,831                --                    --
First Trust Latin America AlphaDEX(R) Fund                                58,135                --                    --
First Trust Brazil AlphaDEX(R) Fund                                      626,965                --                    --
First Trust China AlphaDEX(R) Fund                                        95,481                --                    --
First Trust Japan AlphaDEX(R) Fund                                     1,291,521                --                    --
First Trust South Korea AlphaDEX(R) Fund                                      --                --                40,551
First Trust Developed Markets ex-US AlphaDEX(R) Fund                   2,947,156                --                    --
First Trust Emerging Markets AlphaDEX(R) Fund                          2,798,326                --                    --
First Trust Germany AlphaDEX(R) Fund                                   1,698,108                --                88,798
First Trust Canada AlphaDEX(R) Fund                                       46,010                --                    --
First Trust Australia AlphaDEX(R) Fund                                   121,204                --                    --
First Trust United Kingdom AlphaDEX(R) Fund                            2,317,281                --                    --
First Trust Taiwan AlphaDEX(R) Fund                                       75,616                --                24,966
First Trust Hong Kong AlphaDEX(R) Fund                                   336,903                --                    --
First Trust Switzerland AlphaDEX(R) Fund                               2,480,134                --               161,343
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           118,881                --                    --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                1,883,866                --                    --
First Trust Eurozone AlphaDEX(R) ETF                                     172,851                --                    --

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

As of December 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated              Net
                                                                     Undistributed       Capital and          Unrealized
                                                                       Ordinary             Other            Appreciation
                                                                        Income           Gain (Loss)        (Depreciation)
                                                                   ----------------   ----------------     ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $       --       $   (8,876,106)      $   (1,383,556)
First Trust Europe AlphaDEX(R) Fund                                      347,664         (123,147,731)            (418,690)
First Trust Latin America AlphaDEX(R) Fund                               306,989           (5,942,965)           1,961,072
First Trust Brazil AlphaDEX(R) Fund                                      652,432           (4,354,789)           8,296,648
First Trust China AlphaDEX(R) Fund                                         3,112           (5,355,390)            (418,325)
First Trust Japan AlphaDEX(R) Fund                                            --          (14,006,166)          (1,104,419)
First Trust South Korea AlphaDEX(R) Fund                                      --           (2,650,924)            (197,386)
First Trust Developed Markets ex-US AlphaDEX(R) Fund                          --          (36,467,604)             (25,297)
First Trust Emerging Markets AlphaDEX(R) Fund                            159,875          (78,663,909)           1,645,494
First Trust Germany AlphaDEX(R) Fund                                          --          (21,986,255)          (4,028,909)
First Trust Canada AlphaDEX(R) Fund                                       24,090          (15,124,766)              36,413
First Trust Australia AlphaDEX(R) Fund                                     2,964             (598,850)              90,684
First Trust United Kingdom AlphaDEX(R) Fund                               52,638          (34,334,614)          (5,136,806)
First Trust Taiwan AlphaDEX(R) Fund                                           --           (2,000,083)             166,450
First Trust Hong Kong AlphaDEX(R) Fund                                     4,729          (49,303,893)            (473,247)
First Trust Switzerland AlphaDEX(R) Fund                                      --          (25,084,228)             804,757
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund             1,260           (1,144,121)             112,827
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                       --          (13,390,517)            (463,869)
First Trust Eurozone AlphaDEX(R) ETF                                      15,301           (1,274,640)             199,200

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. The capital gains tax paid on securities sold is included in "Foreign capital gains tax" on the Statements of Operations.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of June 30, 2017, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2016, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

                                                                     Non-Expiring
                                                                     Capital Loss
                                                                       Available
                                                                   ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                   $   8,829,182
First Trust Europe AlphaDEX(R) Fund                                    123,147,731
First Trust Latin America AlphaDEX(R) Fund                               5,942,965
First Trust Brazil AlphaDEX(R) Fund                                      4,354,789
First Trust China AlphaDEX(R) Fund                                       5,355,390
First Trust Japan AlphaDEX(R) Fund                                      13,995,176
First Trust South Korea AlphaDEX(R) Fund                                 2,614,663
First Trust Developed Markets ex-US AlphaDEX(R) Fund                    36,438,281
First Trust Emerging Markets AlphaDEX(R) Fund                           78,663,909
First Trust Germany AlphaDEX(R) Fund                                    21,983,045
First Trust Canada AlphaDEX(R) Fund                                     15,124,766
First Trust Australia AlphaDEX(R) Fund                                     598,850
First Trust United Kingdom AlphaDEX(R) Fund                             34,334,614
First Trust Taiwan AlphaDEX(R) Fund                                      2,000,083
First Trust Hong Kong AlphaDEX(R) Fund                                  49,303,893
First Trust Switzerland AlphaDEX(R) Fund                                25,083,364
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           1,144,121
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 13,352,817
First Trust Eurozone AlphaDEX(R) ETF                                     1,274,640

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2016, the Funds incurred and elected to defer net ordinary losses as follows:

                                                                    Ordinary Losses
                                                                   ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $   46,924
First Trust Europe AlphaDEX(R) Fund                                           --
First Trust Latin America AlphaDEX(R) Fund                                    --
First Trust Brazil AlphaDEX(R) Fund                                           --
First Trust China AlphaDEX(R) Fund                                            --
First Trust Japan AlphaDEX(R) Fund                                        10,990
First Trust South Korea AlphaDEX(R) Fund                                  36,261
First Trust Developed Markets ex-US AlphaDEX(R) Fund                      29,323
First Trust Emerging Markets AlphaDEX(R) Fund                                 --
First Trust Germany AlphaDEX(R) Fund                                       3,210
First Trust Canada AlphaDEX(R) Fund                                           --
First Trust Australia AlphaDEX(R) Fund                                        --
First Trust United Kingdom AlphaDEX(R) Fund                                   --
First Trust Taiwan AlphaDEX(R) Fund                                           --
First Trust Hong Kong AlphaDEX(R) Fund                                        --
First Trust Switzerland AlphaDEX(R) Fund                                     864
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                   37,700
First Trust Eurozone AlphaDEX(R) ETF                                          --

I. EXPENSES

Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

J. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

amended rules and forms will be effective for the First Trusts funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, and excluding advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

During the year ended December 31, 2016, FCA, FBZ and FEMS received payments from the Advisor of $9,330, $69,112 and $2,732, respectively, in connection with trade errors.

The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                       Purchases               Sales
                                                                    ----------------      ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $ 21,602,631          $ 17,925,544
First Trust Europe AlphaDEX(R) Fund                                    149,048,905           148,771,332
First Trust Latin America AlphaDEX(R) Fund                             118,574,273           188,333,217
First Trust Brazil AlphaDEX(R) Fund                                    104,073,091           174,592,774
First Trust China AlphaDEX(R) Fund                                       2,056,585             2,088,248
First Trust Japan AlphaDEX(R) Fund                                      31,081,181            30,996,733
First Trust South Korea AlphaDEX(R) Fund                                 1,773,215             1,748,632
First Trust Developed Markets ex-US AlphaDEX(R) Fund                   165,107,786           121,093,097
First Trust Emerging Markets AlphaDEX(R) Fund                          164,920,201           113,581,455
First Trust Germany AlphaDEX(R) Fund                                    46,294,187            46,355,118
First Trust Canada AlphaDEX(R) Fund                                      4,063,767             4,051,056
First Trust Australia AlphaDEX(R) Fund                                     667,449               665,640
First Trust United Kingdom AlphaDEX(R) Fund                             12,752,048            12,744,418
First Trust Taiwan AlphaDEX(R) Fund                                      1,037,890             1,040,779
First Trust Hong Kong AlphaDEX(R) Fund                                   3,492,058             3,501,745
First Trust Switzerland AlphaDEX(R) Fund                                45,665,431            46,258,308
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           4,859,997             3,968,812
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                144,496,596            76,944,215
First Trust Eurozone AlphaDEX(R) ETF                                     2,692,086             2,617,194

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

For the six months ended June 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                       Purchases               Sales
                                                                    ----------------      ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                    $  2,747,653          $         --
First Trust Europe AlphaDEX(R) Fund                                    155,745,775             8,770,040
First Trust Latin America AlphaDEX(R) Fund                               6,185,545            16,750,993
First Trust Brazil AlphaDEX(R) Fund                                             --                    --
First Trust China AlphaDEX(R) Fund                                              --                    --
First Trust Japan AlphaDEX(R) Fund                                      10,017,839             2,427,962
First Trust South Korea AlphaDEX(R) Fund                                        --                    --
First Trust Developed Markets ex-US AlphaDEX(R) Fund                   247,345,094                    --
First Trust Emerging Markets AlphaDEX(R) Fund                           59,768,535                    --
First Trust Germany AlphaDEX(R) Fund                                    61,478,288             1,831,468
First Trust Canada AlphaDEX(R) Fund                                     16,430,875            17,064,022
First Trust Australia AlphaDEX(R) Fund                                          --                    --
First Trust United Kingdom AlphaDEX(R) Fund                                     --             3,474,840
First Trust Taiwan AlphaDEX(R) Fund                                             --                    --
First Trust Hong Kong AlphaDEX(R) Fund                                          --             1,867,351
First Trust Switzerland AlphaDEX(R) Fund                                71,699,554            11,089,731
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           2,663,132             3,582,545
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 35,820,593            17,826,707
First Trust Eurozone AlphaDEX(R) ETF                                     7,312,009             3,531,783


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                        Creation             Redemption
                                                                    Transaction Fees      Transaction Fees
                                                                    ----------------      ----------------
First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund                     $    3,500            $    3,500
First Trust Europe AlphaDEX(R) Fund                                         4,200                 4,200
First Trust Latin America AlphaDEX(R) Fund                                  2,600                 2,600
First Trust Brazil AlphaDEX(R) Fund                                         2,600                 2,600
First Trust China AlphaDEX(R) Fund                                          2,100                 2,100
First Trust Japan AlphaDEX(R) Fund                                          1,000                 1,000
First Trust South Korea AlphaDEX(R) Fund                                    1,600                 1,600
First Trust Developed Markets ex-US AlphaDEX(R) Fund                        6,000                 6,000
First Trust Emerging Markets AlphaDEX(R) Fund                               7,500                 7,500
First Trust Germany AlphaDEX(R) Fund                                          800                   800
First Trust Canada AlphaDEX(R) Fund                                           500                   500
First Trust Australia AlphaDEX(R) Fund                                      1,200                 1,200
First Trust United Kingdom AlphaDEX(R) Fund                                   500                   500
First Trust Taiwan AlphaDEX(R) Fund                                         1,600                 1,600
First Trust Hong Kong AlphaDEX(R) Fund                                      1,600                 1,600
First Trust Switzerland AlphaDEX(R) Fund                                      800                   800
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund              7,400                 7,400
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                     9,000                 9,000
First Trust Eurozone AlphaDEX(R) ETF                                        3,700                 3,700

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

The net asset value of shares of the Funds will generally fluctuate with changes in the market value of the Funds' holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq or NYSE Arca, Inc. The Funds' investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq or NYSE Arca, Inc. at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds' investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with Nasdaq, Inc. (the "Index Provider") that permits the Funds to use the Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance

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standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Europe AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF invest in securities issued by companies operating in Europe. Each Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Eurozone AlphaDEX(R) ETF and First Trust Germany AlphaDEX(R) Fund invest in securities issued by companies operating in Europe. Investing in Europe involves risks not typically associated with investments in the United States. While many countries in Europe are considered to have developed markets, investing in the developed countries of Europe imposes different risks than those associated with investing in other developed markets. Many countries in Europe are members of the EU, which faces major issues involving its membership, structure, procedures and policies. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and may reduce any diversification benefit a Fund may seek by investing in multiple countries within Europe. European countries that are members of, or candidates to join, the Economic and Monetary Union ("EMU") (which is comprised of EU members that have adopted the Euro currency) are subject to restrictions on inflation rates, interest rates, deficits and debt levels, as well as fiscal and monetary controls. By adopting the Euro as its currency, a member state relinquishes control over its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU, and it is possible that the timing and substance of these controls may not address the needs of all EMU member countries. In addition, the fiscal policies of a single member state can impact and pose economic risks to the EU as a whole. Investing in Euro-denominated securities also creates exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate economies that comprise Europe. There is continued concern over national-level support for the Euro, which could lead to certain countries leaving the EMU, the implementation of currency controls, or potentially the dissolution of the Euro. The dissolution of the Euro would have significant negative effects on European economies and would cause funds with holdings denominated in Euros to face substantial challenges, including difficulties relating to settlement of trades and valuation of holdings, diminished liquidity, and the redenomination of holdings into other currencies.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
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The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

The First Trust Germany AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF invest in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
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The First Trust Canada AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

The First Trust Australia AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

The First Trust United Kingdom AlphaDEX(R) Fund and First Trust Europe AlphaDEX(R) Fund are subject to certain risks related to the United Kingdom. Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. On June 23, 2016, the United Kingdom voted via referendum to leave the EU, which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. The United Kingdom formally notified the European Council of its intention to withdraw from the EU on March 29, 2017, and it is expected that the United Kingdom's exit from the EU will take place within two years of that date. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

The First Trust Taiwan AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

The First Trust Hong Kong AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Switzerland AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU

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provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country.

The First Trust Latin America AlphaDEX(R) Fund and First Trust Switzerland AlphaDEX(R) Fund are subject to financial companies risk. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

The First Trust Switzerland AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund invest in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Brazil AlphaDEX(R) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

The First Trust Germany AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund invest in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Developed Markets ex-US AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund and First Trust Eurozone AlphaDEX(R) ETF invest in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Taiwan AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
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protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund and First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of the market during the period affected.

The First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund , The First Trust Australia AlphaDEX(R) Fund and The First Trust Hong Kong AlphaDEX(R) Fund are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

The First Trust Eurozone AlphaDEX(R) ETF invests in companies that are domiciled or operating in France. Investment in securities of French companies involve additional risks, including legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

Certain of the Funds' strategies may frequently involve buying and selling portfolio securities to rebalance such Funds' exposure to various market sectors. High portfolio turnover may result in those Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause such Funds' performance to be less than you expect.

The Funds invest in growth stocks. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

The Funds invest in small and/or mid capitalization companies, which may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Only an authorized participant may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, a Fund's shares may trade at a discount to the Fund's net asset value and possibly face delisting.

As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
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risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third party service providers.

If a Fund has lower average daily trading volumes, it may rely on a small number of third-party Market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of such Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following nineteen series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Developed Markets ex-US AlphaDEX(R) Fund (FDT)
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
      First Trust Asia Pacific ex-Japan AlphaDEX(R) Fund (FPA)
      First Trust Europe AlphaDEX(R) Fund (FEP)
      First Trust Latin America AlphaDEX(R) Fund (FLN)
      First Trust Brazil AlphaDEX(R) Fund (FBZ)
      First Trust China AlphaDEX(R) Fund (FCA)
      First Trust Japan AlphaDEX(R) Fund (FJP)
      First Trust South Korea AlphaDEX(R) Fund (FKO)
      First Trust Germany AlphaDEX(R) Fund (FGM)
      First Trust Canada AlphaDEX(R) Fund (FCAN)
      First Trust Australia AlphaDEX(R) Fund (FAUS)
      First Trust United Kingdom AlphaDEX(R) Fund (FKU)
      First Trust Taiwan AlphaDEX(R) Fund (FTW)
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)
      First Trust Eurozone AlphaDEX(R) ETF (FEUZ)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2018 at a meeting held on June 12, 2017. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 24, 2017 and June 12, 2017, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

(the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor, including other ETFs managed by the Advisor; expenses of each Fund as compared to expense ratios of the funds in the Fund's MPI Peer Group; performance information for each Fund; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 24, 2017, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 12, 2017 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds. The Board considered the background and experience of the persons responsible for the day-to-day management of the Funds. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 24, 2017 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with the Fund's investment objective and policies.

The Board considered the unitary fee rate payable by each Fund under the Agreements for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the MPI Peer Groups, as well as advisory fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its respective MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor how the MPI Peer Groups were assembled and limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2016 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board noted that during 2015, each Fund, except FEUZ, changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX(R) stock selection methodology and that the performance information included a blend of the old and new indexes. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its

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ADDITIONAL INFORMATION (CONTINUED)
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2017 (UNAUDITED)

underlying index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by MPI comparing each Fund's performance to that of its respective MPI Peer Group and to that of one or more broad-based benchmarks, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it expects its expenses to increase over the next twelve months as the Advisor continues to make investments in personnel and infrastructure. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2016 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
       Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund II
              ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2017
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2017
     -----------------

* Print the name and title of each signing officer under his or her signature.